As filed with the Securities and Exchange Commission on November 27, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03015

Ohio National Fund, Inc.
(Exact name of registrant as specified in charter)

One Financial Way, Cincinnati, Ohio 45242
(Address of principal executive offices) (Zip code)

CT Corporation
300 E. Lombard St.
Baltimore, MD 21202
(Name and address of agent for service)

Area Code (513) 794-6971
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: September 30, 2006

Item 1. Schedule of Investments.

Schedule of Investments
September 30, 2006 (Unaudited)
Ohio National Fund, Inc. - Equity Portfolio

		Fair
COMMON STOCKS - 99.5%	Shares	Value
CONSUMER DISCRETIONARY - 29.4%
Household Durables - 4.4%
Beazer Homes USA, Inc.	55,900	$2,182,336
Centex Corp.	158,500	8,340,270
Pulte Homes, Inc.	277,100	8,828,406
Ryland Group, Inc.	60,800	2,627,168
		21,978,180
Internet & Catalog Retail - 8.3%
Amazon.com Inc. (a)	620,600	19,933,672
Expedia, Inc. (a)	511,200	8,015,616
IAC/InterActiveCorp (a)	479,900	13,801,924
		41,751,212
Leisure Equipment & Products - 2.7%
Eastman Kodak Co.	612,400	13,717,760
Media - 6.7%
The DIRECTV Group Inc. (a)	744,900	14,659,632
Time Warner, Inc.	640,000	11,667,200
WPP Group plc (b)	575,600	7,129,952
		33,456,784
Multiline Retail - 4.1%
Sears Holdings Corp. (a)	131,200	20,741,408
Specialty Retail - 2.3%
The Home Depot, Inc.	310,600	11,265,462
Textiles, Apparel & Luxury Goods - 0.9%
NIKE, Inc. Class B	50,300	4,407,286
TOTAL CONSUMER DISCRETIONARY		147,318,092

FINANCIALS - 14.9%
Consumer Finance - 1.8%
Capital One Financial Corp.	118,400	9,313,344
Diversified Financial Services - 7.3%
Citigroup, Inc.	280,500	13,932,435
JPMorgan Chase & Co.	487,000	22,869,520
		36,801,955
Insurance - 2.7%
American International Group, Inc.	172,300	11,416,598
The St. Paul Travelers Companies, Inc.	42,200	1,978,758
		13,395,356
Thrifts & Mortgage Finance - 3.1%
Countrywide Financial Corp.	440,300	15,428,112
TOTAL FINANCIALS		74,938,767

HEALTH CARE - 11.9%
Health Care Providers & Services - 10.0%
Aetna, Inc.	414,000	16,373,700
Health Net, Inc. (a)	256,700	11,171,584
UnitedHealth Group, Inc.	464,500	22,853,400
		50,398,684
Pharmaceuticals - 1.9%
Pfizer, Inc.	336,100	9,531,796
TOTAL HEALTH CARE		59,930,480

INDUSTRIALS - 7.8%
Building Products - 0.6%
Masco Corp.	103,200	2,829,744
Commercial Services & Supplies - 0.6%
Waste Management, Inc.	85,300	3,128,804
Industrial Conglomerates - 6.6%
General Electric Co.	206,100	7,275,330
Tyco International Ltd.	932,900	26,111,871
		33,387,201
TOTAL INDUSTRIALS		39,345,749

INFORMATION TECHNOLOGY - 20.1%
Communications Equipment - 1.4%
Cisco Systems, Inc. (a)	310,300	7,136,900
Computers & Peripherals - 6.1%
Dell, Inc. (a)	352,800	8,057,952
Hewlett-Packard Co.	226,600	8,313,954
International Business Machines Corp.	80,600	6,604,364
Seagate Technology	330,200	7,624,318
		30,600,588
Internet Software & Services - 9.4%
eBay, Inc. (a)	475,400	13,482,344
Google, Inc. Class A (a)	51,800	20,818,420
Yahoo!, Inc. (a)	496,500	12,551,520
		46,852,284
Software - 3.2%
CA, Inc.	220,100	5,214,169
Electronic Arts, Inc. (a)	170,700	9,504,576
Symantec Corp. (a)	71,300	1,517,264
		16,236,009
TOTAL INFORMATION TECHNOLOGY		100,825,781

TELECOMMUNICATION SERVICES - 10.0%
Diversified Telecommunication Services - 5.0%
Qwest Communications International, Inc. (a)	2,872,700	25,049,944
Wireless Telecommunication Services - 5.0%
Sprint Nextel Corp.	1,455,700	24,965,255
TOTAL TELECOMMUNICATION SERVICES		50,015,199

UTILITIES - 5.4%
Independent Power Producers & Energy Traders - 5.4%
The AES Corp. (a)	1,331,200	27,143,168
TOTAL UTILITIES		27,143,168
TOTAL COMMON STOCKS (Cost $376,705,189)		$499,517,236

	Face	Fair
REPURCHASE AGREEMENTS - 0.6%	Amount	Value
Bank of America 5.320% 10/02/2006	$2,823,274	$2,823,274
Repurchase price $2,824,526
Collateralized by:
Federal Home Loan Mortgage Corp.
5.500%, 07/18/2016
Fair Value: $2,888,264
TOTAL REPURCHASE AGREEMENTS (Cost $2,823,274)		$2,823,274

Total Investments (Cost $379,528,463) (c) - 100.1%		$502,340,510
Liabilities in Excess of Other Assets - (0.1)%		(333,588)
TOTAL NET ASSETS - 100.0%		$502,006,922

Percentages are stated as a percent of net assets.

(a) Non Income Producing.
(b) Security denominated in foreign currency and traded on a foreign exchange has been subjected to fair value procedures approved by the Fund Board of Directors. This security represents $7,129,952 or 1.4% of the Portfolio's net assets. As discussed in Note 2 of the Schedule of Investments, not all investments are valued at an estimate of fair value that is different from the local close price. In some instances the independent fair valuation service uses the local close price because the confidence interval associated with a holding is below the 75% threshold.
(c) Represents cost for financial reporting purposes, which differs from cost basis for Federal income tax purposes. See also Note 3 of the Notes to the Schedule of Investments.

Schedule of Investments
September 30, 2006 (Unaudited)
Ohio National Fund, Inc. - Money Market Portfolio

	Face	Amortized
SHORT-TERM NOTES - 98.7%	Amount	Cost
CONSUMER DISCRETIONARY - 9.0%
Automobiles - 0.4%
DaimlerChrysler N.A. Holding Corp.
5.360%, 10/03/2006	$1,000,000	$999,702
Media - 8.6%
Gannett Co., Inc.
5.210%, 10/03/2006 (a)	10,000,000	9,997,106
The E.W. Scripps Co.
5.220%, 10/12/2006 (a)	9,400,000	9,385,007
		19,382,113
TOTAL CONSUMER DISCRETIONARY		20,381,815

CONSUMER STAPLES - 13.2%
Beverages - 4.4%
The Coca-Cola Co.
5.190%, 11/03/2006 (a)	10,000,000	9,952,425
Food & Staples Retailing - 4.4%
Wal-Mart Stores, Inc.
5.220%, 10/03/2006 (a)	1,400,000	1,399,594
5.220%, 10/17/2006 (a)	8,500,000	8,480,393
		9,879,987
Food Products - 4.4%
Nestle Capital Corp.
5.210%, 10/03/2006 (a)	4,000,000	3,998,842
5.210%, 10/17/2006 (a)	6,000,000	5,986,107
		9,984,949
TOTAL CONSUMER STAPLES		29,817,361

ENERGY - 4.5%
Oil, Gas & Consumable Fuels - 4.5%
Chevron Funding Corp.
5.200%, 10/02/2006	7,000,000	6,998,989
5.200%, 10/10/2006	3,000,000	2,996,100
TOTAL ENERGY		9,995,089

FINANCIALS - 52.4%
Capital Markets - 8.9%
Merrill Lynch & Co., Inc.
5.210%, 10/04/2006	10,000,000	9,995,618
UBS Finance Delaware LLC
5.230%, 10/10/2006	10,000,000	9,986,925
		19,982,543
Consumer Finance - 13.3%
American Express Credit Corp.
5.200%, 10/02/2006	3,000,000	2,999,567
5.200%, 10/16/2006	7,000,000	6,984,833
American Honda Finance Corp.
5.210%, 10/06/2006	10,000,000	9,992,764
Toyota Credit Corp.
5.200%, 10/11/2006	10,000,000	9,985,555
		29,962,719
Diversified Financial Services - 17.8%
CIT Group Inc.
5.250%, 10/24/2006	10,000,000	9,966,458
Citigroup Funding Inc.
5.220%, 10/13/2006	10,000,000	9,982,600
General Electric Capital Corp.
5.230%, 10/04/2006	6,300,000	6,297,254
5.230%, 10/10/2006	3,700,000	3,695,181
HSBC Finance Corp.
5.240%, 10/23/2006	10,000,000	9,967,978
		39,909,471
Insurance - 12.4%
AIG Funding, Inc.
5.230%, 10/05/2006	10,000,000	9,994,189
MetLife Funding
5.220%, 10/18/2006	1,400,000	1,396,549
5.220%, 11/14/2006 (a)	8,700,000	8,644,175
Prudential Funding LLC
5.230%, 10/20/2006	7,731,000	7,709,660
		27,744,573
TOTAL FINANCIALS		117,599,306

HEALTH CARE - 2.2%
Pharmaceuticals - 2.2%
Abbott Laboratories
5.180%, 11/14/2006 (a)	5,000,000	4,968,344
TOTAL HEALTH CARE		4,968,344

INDUSTRIALS - 3.9%
Aerospace & Defense - 1.2%
General Dynamics Corp.
5.260%, 10/06/2006 (a)	2,750,000	2,747,991
Commercial Services & Supplies - 2.7%
Cintas Corp. No. 2
5.240%, 10/02/2006 (a)	4,000,000	3,999,418
5.240%, 10/19/2006 (a)	2,000,000	1,994,760
		5,994,178
TOTAL INDUSTRIALS		8,742,169

INFORMATION TECHNOLOGY - 4.5%
Computers & Peripherals - 4.5%
International Business Machines Corp.
5.130%, 10/05/2006 (a)	10,000,000	9,994,300
TOTAL INFORMATION TECHNOLOGY		9,994,300

MATERIALS - 4.5%
Chemicals - 4.5%
E.I. du Pont de Nemours & Co.
5.200%, 10/04/2006 (a)	7,000,000	6,996,967
5.200%, 10/10/2006 (a)	3,000,000	2,996,100
TOTAL MATERIALS		9,993,067

TELECOMMUNICATION SERVICES - 4.5%
Diversified Telecommunication Services - 4.5%
BellSouth Corp.
5.220%, 10/03/2006 (a)	10,000,000	9,997,100
TOTAL TELECOMMUNICATION SERVICES		9,997,100
TOTAL SHORT-TERM NOTES (Cost $221,488,551)		$221,488,551

	Face	Amortized
MUNICIPAL BONDS - 1.0%	Amount	Cost
Alaska Housing Finance Corp.
5.290%, 12/01/2032 (b)	$2,200,000	$2,200,000
TOTAL MUNICIPAL BONDS (Cost $2,200,000)		$2,200,000

Total Investments (Cost $223,688,551) (c) - 99.7%		$223,688,551
Other Assets in Excess of Liabilities - 0.3%		570,592
TOTAL NET ASSETS - 100.0%		$224,259,143

Percentages are stated as a percent of net assets.

(a) Represents a security exempt from registration under Section 4(2) of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified buyers, under Rule 144A. At September 30, 2006, the value of these securities amounted to $101,538,629 or 45.3% of the net assets of the Portfolio. These securities were deemed liquid pursuant to procedures approved by the Board of Directors.

(b) This bond is a variable rate demand note that is an eligible security under Rule 2a-7. The rate of interest resets every seven days and the bond is eligible to be repurchased by the broker at any time, at par, with a maximum seven day settlement.

(c) Represents cost for Federal income tax and financial reporting purposes. See also Note 2 of the Notes to the Schedule of Investments regarding the use of amortized cost for valuation of this Portfolio.

Schedule of Investments
September 30, 2006 (Unaudited)
Ohio National Fund, Inc. - Bond Portfolio

	Face	Fair
CORPORATE BONDS - 93.8%	Amount	Value
CONSUMER DISCRETIONARY - 12.8%
Auto Components - 0.8%
Johnson Controls, Inc.
5.250%, 01/15/2011	$1,250,000	$1,238,818
Automobiles - 0.9%
DaimlerChrysler N.A. Holding Corp.
4.050%, 06/04/2008	1,500,000	1,465,344
Hotels, Restaurants & Leisure - 2.2%
GTECH Holdings Corp.
4.500%, 12/01/2009	1,000,000	1,003,773
Harrah's Operating Co. Inc.
5.500%, 07/01/2010	1,000,000	985,660
Marriott International, Inc.
4.625%, 06/15/2012	1,000,000	951,844
Mirage Resorts, Inc.
6.750%, 02/01/2008	700,000	707,875
		3,649,152
Household Durables - 3.4%
Centex Corp.
5.125%, 10/01/2013	500,000	474,623
Lennar Corp.
5.950%, 03/01/2013	1,000,000	986,461
Mohawk Industries, Inc.
5.750%, 01/15/2011	1,000,000	996,719
Newell Rubbermaid, Inc.
4.625%, 12/15/2009	1,000,000	978,305
Pulte Homes, Inc.
8.125%, 03/01/2011	1,000,000	1,088,407
7.875%, 08/01/2011	1,000,000	1,080,662
		5,605,177
Leisure Equipment & Products - 0.4%
Eastman Kodak Co.
3.625%, 05/15/2008	750,000	723,720
Media - 3.7%
Clear Channel Communications, Inc.
5.750%, 01/15/2013	1,000,000	962,309
Comcast Cable Communications
8.375%, 05/01/2007	500,000	508,549
8.875%, 05/01/2017	250,000	302,636
Cox Communications, Inc.
6.750%, 03/15/2011	1,000,000	1,042,486
Rogers Cable, Inc.
7.875%, 05/01/2012	1,000,000	1,072,500
Time Warner, Inc.
6.875%, 05/01/2012	1,000,000	1,058,613
Viacom, Inc.
5.750%, 04/30/2011 (a)	1,250,000	1,248,746
		6,195,839
Multiline Retail - 0.7%
May Department Stores Co.
5.750%, 07/15/2014	1,250,000	1,232,126
Specialty Retail - 0.7%
Staples, Inc.
7.375%, 10/01/2012	1,000,000	1,096,464
TOTAL CONSUMER DISCRETIONARY		21,206,640

CONSUMER STAPLES - 2.0%
Food & Staples Retailing - 0.9%
Safeway, Inc.
5.800%, 08/15/2012	500,000	501,162
The Kroger Co.
6.200%, 06/15/2012	1,000,000	1,026,335
		1,527,497
Food Products - 1.1%
Bunge Ltd. Finance Corp.
5.875%, 05/15/2013	750,000	747,308
Tyson Foods, Inc.
6.850%, 04/01/2016	1,000,000	1,031,445
		1,778,753
TOTAL CONSUMER STAPLES		3,306,250

ENERGY - 5.1%
Oil, Gas & Consumable Fuels - 5.1%
Anadarko Petroleum Corp.
5.950%, 09/15/2016	1,250,000	1,267,294
Atlantic Richfield Co. BP Amoco
8.550%, 03/01/2012	200,000	231,374
Energy Transfer Partners LP
5.650%, 08/01/2012	1,000,000	992,184
Enterprise Products Operating L.P.
4.625%, 10/15/2009	1,000,000	978,076
Marathon Oil Corp.
6.125%, 03/15/2012	750,000	777,992
Ocean Energy, Inc.
7.250%, 10/01/2011	1,000,000	1,075,713
Pemex Project Funding Master Trust
5.750%, 12/15/2015	1,500,000	1,467,375
Valero Energy Corp.
6.875%, 04/15/2012	750,000	799,375
XTO Energy, Inc.
4.900%, 02/01/2014	1,000,000	953,026
TOTAL ENERGY		8,542,409

FINANCIALS - 42.2%
Capital Markets - 8.3%
Allied Capital Corp.
6.625%, 07/15/2011	1,250,000	1,275,519
Amvescap PLC
4.500%, 12/15/2009	1,500,000	1,463,488
Jefferies Group, Inc.
7.750%, 03/15/2012	1,000,000	1,098,020
Lehman Brothers Holdings, Inc.
3.500%, 08/07/2008	1,750,000	1,698,996
Merrill Lynch & Co., Inc.
4.790%, 08/04/2010	1,750,000	1,724,751
Morgan Stanley
4.750%, 04/01/2014	1,500,000	1,428,678
Nuveen Investments, Inc.
5.000%, 09/15/2010	1,000,000	981,949
The Bear Stearns Companies, Inc.
3.250%, 03/25/2009	1,750,000	1,675,352
The Goldman Sachs Group, Inc.
4.500%, 06/15/2010	1,500,000	1,466,919
Waddell & Reed Financial, Inc.
5.600%, 01/15/2011	1,000,000	992,738
		13,806,410
Commercial Banks - 8.9%
BB&T Corp.
5.200%, 12/23/2015	1,500,000	1,469,409
BOI Capital Funding No. 2
5.571%, Perpetual (a)(c)	1,000,000	966,311
Deutsche Bank Capital Funding Trust VII
5.628%, Perpetual (a)(c)	1,500,000	1,465,092
Fifth Third Bank
4.500%, 06/01/2018	1,750,000	1,588,363
Firstar Bank NA
7.125%, 12/01/2009	1,500,000	1,584,784
Keycorp
4.700%, 05/21/2009	1,750,000	1,727,640
PNC Funding Corp.
5.250%, 11/15/2015	1,500,000	1,478,974
SunTrust Bank
5.000%, 09/01/2015	1,500,000	1,456,787
Wachovia Capital Trust III
5.800%, Perpetual (c)	1,500,000	1,505,529
Wells Fargo Bank, N.A.
6.450%, 02/01/2011	1,500,000	1,576,730
		14,819,619
Consumer Finance - 4.8%
American Express Credit Corp.
5.000%, 12/02/2010	1,500,000	1,496,263
American General Finance Corp.
4.875%, 05/15/2010	1,000,000	985,647
Capital One Bank
5.125%, 02/15/2014	750,000	733,222
Capital One Financial
4.738%, 05/17/2007	500,000	497,644
General Motors Acceptance Corp.
7.250%, 03/02/2011	1,000,000	1,006,654
Household Finance Corp.
6.375%, 11/27/2012	1,500,000	1,575,654
MBNA America Bank NA
4.625%, 08/03/2009	1,750,000	1,728,489
		8,023,573
Diversified Financial Services - 5.4%
CIT Group, Inc.
5.000%, 02/13/2014	1,500,000	1,452,252
Citigroup, Inc.
4.625%, 08/03/2010	1,500,000	1,475,328
Credit Suisse (USA), Inc.
5.250%, 03/02/2011	1,500,000	1,502,550
General Electric Capital Corp.
4.875%, 10/21/2010	1,500,000	1,487,787
ILFC E-Capital Trust I
5.900%, 12/21/2065 (a)(b)	1,500,000	1,512,397
JPMorgan Chase & Co.
5.150%, 10/01/2015	1,500,000	1,465,731
		8,896,045
Insurance - 4.0%
Assurant, Inc.
5.625%, 02/15/2014	1,250,000	1,246,606
Axis Capital Holdings Ltd.
5.750%, 12/01/2014	1,000,000	986,622
Liberty Mutual Group
5.750%, 03/15/2014 (a)	1,000,000	984,877
Lincoln National Corp.
6.500%, 03/15/2008	1,250,000	1,270,485
Loews Corp.
5.250%, 03/15/2016	750,000	728,511
Marsh & McLennan Cos. Inc.
3.625%, 02/15/2008	1,000,000	974,677
StanCorp Financial Group, Inc.
6.875%, 10/01/2012	500,000	534,500
		6,726,278
Real Estate Investment Trusts - 7.5%
AvalonBay Communities, Inc.
6.625%, 01/15/2008	1,000,000	1,010,481
Camden Property Trust
4.375%, 01/15/2010	1,000,000	974,324
Developers Diversified Realty Corp.
5.375%, 10/15/2012	1,250,000	1,238,779
Equity One Inc.
6.250%, 01/15/2017	1,250,000	1,281,132
Health Care Property Investors, Inc.
4.875%, 09/15/2010	1,000,000	972,082
iStar Financial, Inc.
5.700%, 03/01/2014	1,000,000	995,662
Mack-Cali Realty L.P.
4.600%, 06/15/2013	1,000,000	941,709
Post Apartment Homes L.P.
5.125%, 10/12/2011	750,000	731,420
Prologis
5.750%, 04/01/2016	1,500,000	1,506,489
Simon Property Group L.P.
4.875%, 08/15/2010	1,250,000	1,229,666
Spieker Properties, Inc.
7.250%, 05/01/2009	500,000	524,895
The Rouse Co.
7.200%, 09/15/2012	1,000,000	1,027,719
		12,434,358
Real Estate Management & Development - 0.9%
ERP Operating L.P.
4.750%, 06/15/2009	1,500,000	1,479,861
Thrifts & Mortgage Finance - 2.4%
Countrywide Home Loans, Inc.
4.125%, 09/15/2009	1,500,000	1,454,108
Radian Group, Inc.
7.750%, 06/01/2011	1,000,000	1,094,600
Washington Mutual, Inc.
4.625%, 04/01/2014	1,500,000	1,402,335
		3,951,043
TOTAL FINANCIALS		70,137,187

HEALTH CARE - 1.7%
Health Care Equipment & Supplies - 0.6%
Hospira, Inc.
4.950%, 06/15/2009	1,000,000	990,069
Health Care Providers & Services - 1.1%
HCA, Inc.
5.750%, 03/15/2014	500,000	393,750
WellPoint, Inc.
4.250%, 12/15/2009	1,500,000	1,456,622
		1,850,372
TOTAL HEALTH CARE		2,840,441

INDUSTRIALS - 5.5%
Aerospace & Defense - 0.3%
Boeing Capital Corp.
5.400%, 11/30/2009	500,000	502,957
Commercial Services & Supplies - 0.3%
Deluxe Corp.
5.000%, 12/15/2012	500,000	415,000
Industrial Conglomerates - 0.9%
Hutchison Whampoa International Ltd.
6.250%, 01/24/2014 (a)	1,500,000	1,552,838
Machinery - 1.9%
Briggs & Stratton Corp.
8.875%, 03/15/2011	550,000	607,775
Caterpillar Inc.
5.700%, 08/15/2016	1,500,000	1,533,346
Timken Co.
5.750%, 02/15/2010	1,000,000	996,739
		3,137,860
Road & Rail - 2.1%
ERAC USA Finance Co.
6.200%, 11/01/2016 (a)	1,500,000	1,546,626
Ryder System, Inc.
4.625%, 04/01/2010	1,000,000	968,073
Union Pacific Corp.
3.625%, 06/01/2010	1,000,000	947,301
		3,462,000
TOTAL INDUSTRIALS		9,070,655

INFORMATION TECHNOLOGY - 1.4%
Computers & Peripherals - 0.6%
NCR Corp.
7.125%, 06/15/2009	1,000,000	1,032,347
IT Services - 0.8%
Fiserv, Inc.
4.000%, 04/15/2008	1,250,000	1,220,711
TOTAL INFORMATION TECHNOLOGY		2,253,058

MATERIALS - 4.1%
Chemicals - 2.2%
ICI Wilmington, Inc.
4.375%, 12/01/2008	1,000,000	977,844
IMC Global, Inc.
6.875%, 07/15/2007	500,000	503,750
Monsanto Co.
7.375%, 08/15/2012	2,000,000	2,197,420
		3,679,014
Metals & Mining - 0.6%
Teck Cominco Ltd.
7.000%, 09/15/2012	1,000,000	1,068,491
Paper & Forest Products - 1.3%
International Paper Co.
5.300%, 04/01/2015	1,000,000	968,463
Potlatch Corp.
13.000%, 12/01/2009	1,000,000	1,173,587
		2,142,050
TOTAL MATERIALS		6,889,555

TELECOMMUNICATION SERVICES - 6.8%
Diversified Telecommunication Services - 5.7%
AT&T Corp.
7.300%, 11/15/2011	500,000	542,522
BellSouth Corp.
4.200%, 09/15/2009	750,000	727,900
CenturyTel, Inc.
7.875%, 08/15/2012	1,000,000	1,082,513
Citizens Communications Co.
7.625%, 08/15/2008	1,000,000	1,035,000
Embarq Corp.
6.738%, 06/01/2013	1,000,000	1,030,248
France Telecom SA
7.750%, 03/01/2011 (b)	1,000,000	1,096,604
Sprint Capital Corp.
8.375%, 03/15/2012	500,000	561,011
Telecom Italia Capital
5.250%, 10/01/2015	1,500,000	1,392,337
Telefonos de Mexico SA de CV
4.750%, 01/27/2010	1,000,000	980,449
Verizon Communications Inc.
5.350%, 02/15/2011	1,000,000	1,003,632
		9,452,216
Wireless Telecommunication Services - 1.1%
America Movil S.A. de C.V.
5.750%, 01/15/2015	1,000,000	987,354
AT&T Wireless Services, Inc.
7.875%, 03/01/2011	750,000	822,088
		1,809,442
TOTAL TELECOMMUNICATION SERVICES		11,261,658

UTILITIES - 12.2%
Electric Utilities - 6.2%
Appalachian Power Co.
5.550%, 04/01/2011	1,500,000	1,510,404
Commonwealth Edison Co.
5.950%, 08/15/2016	1,500,000	1,523,575
Entergy Mississippi, Inc.
5.920%, 02/01/2016	1,000,000	1,001,403
IPALCO Enterprises, Inc.
8.625%, 11/14/2011	1,000,000	1,077,500
Metropolitan Edison Co.
4.875%, 04/01/2014	750,000	715,858
Pepco Holdings, Inc.
4.000%, 05/15/2010	750,000	714,158
PSEG Power LLC
5.000%, 04/01/2014	750,000	715,794
Scottish Power PLC
4.910%, 03/15/2010	1,000,000	984,312
Tenaska Georgia Partners L.P.
9.500%, 02/01/2030	498,749	617,886
Virginia Electric & Power Co.
5.400%, 01/15/2016	1,500,000	1,477,526
		10,338,416
Gas Utilities - 1.5%
Atmos Energy Corp.
4.000%, 10/15/2009	1,000,000	958,848
CenterPoint Energy Resources Corp.
5.950%, 01/15/2014	500,000	504,114
Southwest Gas Corp.
7.625%, 05/15/2012	1,000,000	1,080,457
		2,543,419
Independent Power Producers & Energy Traders - 0.5%
Texas Utilities Electric Co.
7.480%, 01/01/2017	694,000	717,710
Multi-Utilities - 4.0%
Avista Corp.
9.750%, 06/01/2008	500,000	531,751
Baltimore Gas & Electric Co.
6.200%, 04/08/2008	1,000,000	1,011,090
Consumers Energy Co.
6.000%, 02/15/2014	1,000,000	1,025,120
Duke Capital LLC
5.500%, 03/01/2014	750,000	738,481
Sempra Energy
4.750%, 05/15/2009	1,250,000	1,234,491
TransAlta Corp.
6.750%, 07/15/2012	2,000,000	2,107,188
		6,648,121
TOTAL UTILITIES		20,247,666
TOTAL CORPORATE BONDS (Cost $154,726,841)		$155,755,519

	Face	Fair
ASSET BACKED SECURITIES - 0.4%	Amount	Value
INDUSTRIALS - 0.4%
Air Freight & Logistics - 0.4%
FedEx Corp. Series 1998-1
7.020%, 01/15/2016	$535,949	$566,629
TOTAL ASSET BACKED SECURITIES (Cost $551,446)		$566,629

	Face	Fair
FOREIGN GOVERNMENT BONDS - 0.9%	Amount	Value
United Mexican States
5.875%, 01/15/2014	$1,500,000	$1,537,500
TOTAL FOREIGN GOVERNMENT BONDS (Cost $1,505,589)		$1,537,500

	Face	Fair
SHORT-TERM NOTES - 3.6%	Amount	Value
General Electric Capital Corp.
5.230%, 10/02/2006	$5,902,000	$5,901,138
TOTAL SHORT-TERM NOTES (Cost $5,901,138)		$5,901,138

Total Investments (Cost $162,685,014) (d) - 98.7%		$163,760,786
Other Assets in Excess of Liabilities - 1.3%		2,229,311
TOTAL NET ASSETS - 100.0%		$165,990,097

Percentages are stated as a percent of net assets.

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At the period end, the value of these securities amounted to $9,276,887 or 5.6% of the Portfolio's net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Directors.
(b) Variable-rate security.
(c) Variable-rate, callable, perpetual-life hybrid security.
(d) Represents cost for financial reporting purposes, which differs from cost basis for Federal income tax purposes. See also Note 3 of the Notes to the Schedule of Investments.

Schedule of Investments
September 30, 2006 (Unaudited)
Ohio National Fund, Inc. - Omni Portfolio

		Fair
COMMON STOCKS - 72.3%	Shares	Value
CONSUMER DISCRETIONARY - 4.9%
Media - 1.4%
News Corp. Class A	47,600	$935,340
Multiline Retail - 1.4%
J.C. Penney Co. Inc.	13,100	895,909
Specialty Retail - 1.1%
The Home Depot, Inc.	18,900	685,503
Textiles, Apparel & Luxury Goods - 1.0%
Quiksilver, Inc. (a)	55,300	671,895
TOTAL CONSUMER DISCRETIONARY		3,188,647

CONSUMER STAPLES - 5.3%
Beverages - 3.7%
Constellation Brands, Inc. Class A (a)	17,900	515,162
PepsiCo, Inc.	14,600	952,796
The Coca-Cola Co.	20,800	929,344
		2,397,302
Household Products - 1.6%
The Procter & Gamble Co.	16,200	1,004,076
TOTAL CONSUMER STAPLES		3,401,378

ENERGY - 6.6%
Oil, Gas & Consumable Fuels - 6.6%
Apache Corp.	13,200	834,240
Cameco Corp.	16,600	607,062
Chevron Corp.	14,400	933,984
Hess Corp.	22,500	931,950
Murphy Oil Corp.	20,200	960,510
TOTAL ENERGY		4,267,746

FINANCIALS - 15.0%
Capital Markets - 3.3%
Franklin Resources, Inc.	6,600	697,950
Morgan Stanley	13,000	947,830
The Goldman Sachs Group, Inc.	3,100	524,427
		2,170,207
Commercial Banks - 1.4%
Wachovia Corp.	16,300	909,540
Consumer Finance - 1.6%
Capital One Financial Corp.	13,000	1,022,580
Diversified Financial Services - 4.4%
Bank of America Corp.	17,600	942,832
Citigroup, Inc.	18,697	928,680
JPMorgan Chase & Co.	20,600	967,376
		2,838,888
Insurance - 2.9%
American International Group, Inc.	14,400	954,144
The Hartford Financial Services Group, Inc.	11,100	962,925
		1,917,069
Thrifts & Mortgage Finance - 1.4%
Countrywide Financial Corp.	25,300	886,512
TOTAL FINANCIALS		9,744,796

HEALTH CARE - 17.5%
Biotechnology - 3.5%
Amgen, Inc. (a)	12,800	915,584
Celgene Corp. (a)	3,700	160,210
Human Genome Sciences, Inc. (a)	60,800	701,632
PDL BioPharma, Inc. (a)	26,700	512,640
		2,290,066
Health Care Equipment & Supplies - 1.4%
Medtronic, Inc.	20,000	928,800
Health Care Providers & Services - 4.6%
Cardinal Health, Inc.	13,500	887,490
Community Health Systems, Inc. (a)	16,300	608,805
Triad Hospitals, Inc. (a)	11,800	519,554
WellPoint, Inc. (a)	12,100	932,305
		2,948,154
Life Sciences Tools & Services - 3.5%
Fisher Scientific International, Inc. (a)	11,000	860,640
Invitrogen Corp. (a)	12,200	773,602
PerkinElmer, Inc.	34,200	647,406
		2,281,648
Pharmaceuticals - 4.5%
Johnson & Johnson	18,300	1,188,402
Pfizer, Inc.	32,100	910,356
Wyeth	15,400	782,936
		2,881,694
TOTAL HEALTH CARE		11,330,362

INDUSTRIALS - 7.6%
Aerospace & Defense - 4.3%
Honeywell International, Inc.	23,800	973,420
L-3 Communications Holdings, Inc.	11,300	885,129
United Technologies Corp.	15,000	950,250
		2,808,799
Industrial Conglomerates - 3.3%
3M Co.	11,600	863,272
General Electric Co.	35,900	1,267,270
		2,130,542
TOTAL INDUSTRIALS		4,939,341

INFORMATION TECHNOLOGY - 12.4%
Communications Equipment - 3.9%
Cisco Systems, Inc. (a)	41,500	954,500
JDS Uniphase Corp. (a)	286,400	627,216
Motorola, Inc.	20,300	507,500
QUALCOMM, Inc.	12,300	447,105
		2,536,321
Computers & Peripherals - 3.3%
Apple Computer, Inc. (a)	7,200	554,616
Hewlett-Packard Co.	16,500	605,385
International Business Machines Corp.	11,500	942,310
		2,102,311
IT Services - 1.3%
Hewitt Associates, Inc. Class A (a)	34,000	824,840
Semiconductor & Semiconductor Equipment - 1.0%
Intel Corp.	32,600	670,582
Software - 2.9%
Adobe Systems, Inc. (a)	13,300	498,085
Microsoft Corp.	42,100	1,150,593
Oracle Corp. (a)	14,500	257,230
		1,905,908
TOTAL INFORMATION TECHNOLOGY		8,039,962

TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 3.0%
AT&T Inc.	29,000	944,240
Verizon Communications, Inc.	26,400	980,232
TOTAL TELECOMMUNICATION SERVICES		1,924,472
TOTAL COMMON STOCKS (Cost $45,273,217)		$46,836,704

	Face	Fair
CORPORATE BONDS - 24.9%	Amount	Value
CONSUMER DISCRETIONARY - 3.7%
Automobiles - 0.4%
DaimlerChrysler N.A. Holding Corp.
6.500%, 11/15/2013	$250,000	$256,730
Hotels, Restaurants & Leisure - 0.4%
Harrah's Operating Co. Inc.
5.500%, 07/01/2010	250,000	246,415
Household Durables - 0.7%
Centex Corp.
5.125%, 10/01/2013	250,000	237,312
Newell Rubbermaid, Inc.
4.625%, 12/15/2009	250,000	244,576
		481,888
Leisure Equipment & Products - 0.4%
Eastman Kodak Co.
3.625%, 05/15/2008	250,000	241,240
Media - 1.6%
Clear Channel Communications
4.250%, 05/15/2009	250,000	241,756
Cox Communications, Inc.
6.750%, 03/15/2011	250,000	260,622
Rogers Cable, Inc.
5.500%, 03/15/2014	250,000	236,250
The Walt Disney Co.
6.200%, 06/20/2014	250,000	263,418
		1,002,046
Multiline Retail - 0.2%
May Department Stores Co.
5.750%, 07/15/2014	150,000	147,855
TOTAL CONSUMER DISCRETIONARY		2,376,174

CONSUMER STAPLES - 0.8%
Food & Staples Retailing - 0.4%
Safeway, Inc.
5.800%, 08/15/2012	250,000	250,581
Food Products - 0.4%
Bunge Ltd. Finance Corp.
5.875%, 05/15/2013	250,000	249,102
TOTAL CONSUMER STAPLES		499,683

ENERGY - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Boardwalk Pipelines LLC
5.500%, 02/01/2017	250,000	243,173
Enterprise Products Operating L.P.
4.625%, 10/15/2009	250,000	244,519
Valero Energy Corp.
4.750%, 06/15/2013	250,000	238,378
XTO Energy, Inc.
4.900%, 02/01/2014	250,000	238,257
TOTAL ENERGY		964,327

FINANCIALS - 10.7%
Capital Markets - 2.3%
Amvescap PLC
4.500%, 12/15/2009	250,000	243,915
Lehman Brothers Holdings, Inc.
5.750%, 05/17/2013	250,000	254,788
Mellon Funding Corp.
5.500%, 11/15/2018	250,000	251,270
Morgan Stanley
4.750%, 04/01/2014	250,000	238,113
Nuveen Investments, Inc.
5.500%, 09/15/2015	250,000	244,728
The Goldman Sachs Group, Inc.
5.150%, 01/15/2014	250,000	244,784
		1,477,598
Commercial Banks - 1.6%
BB&T Corp.
5.200%, 12/23/2015	150,000	146,941
Deutsche Bank Capital Funding Trust VII
5.628%, Perpetual (b) (c)	250,000	244,182
PNC Funding Corp.
5.250%, 11/15/2015	150,000	147,897
RBS Capital Trust III
5.512%, Perpetual (c)	250,000	243,300
Wachovia Capital Trust III
5.800%, Perpetual (c)	250,000	250,922
		1,033,242
Consumer Finance - 1.0%
American General Finance Corp.
5.400%, 12/01/2015	150,000	148,773
Capital One Bank
5.125%, 02/15/2014	250,000	244,407
Household Finance Corp.
6.375%, 11/27/2012	250,000	262,609
		655,789
Diversified Financial Services - 1.6%
Bank of America Corp.
5.750%, 08/15/2016	150,000	152,868
CIT Group, Inc.
5.000%, 02/13/2014	250,000	242,042
Citigroup, Inc.
5.850%, 08/02/2016	150,000	155,322
General Electric Capital Corp.
5.000%, 01/08/2016	250,000	245,253
JPMorgan Chase & Co.
5.150%, 10/01/2015	250,000	244,289
		1,039,774
Insurance - 1.1%
Assurant, Inc.
5.625%, 02/15/2014	250,000	249,321
Liberty Mutual Group
5.750%, 03/15/2014 (b)	250,000	246,219
MetLife, Inc.
5.375%, 12/15/2012	250,000	251,728
		747,268
Real Estate Investment Trusts - 1.9%
Duke Realty L.P.
4.625%, 05/15/2013	250,000	238,375
EOP Operating, L.P.
5.875%, 01/15/2013	250,000	253,241
iStar Financial, Inc.
6.000%, 12/15/2010	250,000	254,405
Post Apartment Homes L.P.
5.125%, 10/12/2011	250,000	243,806
Simon Property Group L.P.
4.875%, 08/15/2010	250,000	245,933
		1,235,760
Thrifts & Mortgage Finance - 1.2%
Countrywide Financial Corp.
6.250%, 05/15/2016	150,000	152,506
Radian Group, Inc.
5.375%, 06/15/2015	250,000	241,160
Residential Capital Corp.
6.875%, 06/30/2015	150,000	156,066
Washington Mutual, Inc.
4.625%, 04/01/2014	250,000	233,723
		783,455
TOTAL FINANCIALS		6,972,886

HEALTH CARE - 0.8%
Health Care Providers & Services - 0.4%
Wellpoint, Inc.
5.250%, 01/15/2016	250,000	245,394
Pharmaceuticals - 0.4%
Wyeth
6.950%, 03/15/2011	250,000	266,092
TOTAL HEALTH CARE		511,486

INDUSTRIALS - 1.5%
Commercial Services & Supplies - 0.3%
Waste Management, Inc.
5.000%, 03/15/2014	250,000	241,636
Industrial Conglomerates - 0.4%
Hutchison Whampoa International Ltd.
6.250%, 01/24/2014 (b)	250,000	258,806
Road & Rail - 0.8%
CSX Corp.
5.300%, 02/15/2014	250,000	248,141
ERAC USA Finance Co.
6.200%, 11/01/2016 (b)	250,000	257,771
		505,912
TOTAL INDUSTRIALS		1,006,354

MATERIALS - 0.4%
Paper & Forest Products - 0.4%
International Paper Co.
5.300%, 04/01/2015	250,000	242,116
TOTAL MATERIALS		242,116

TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 1.9%
AT&T Corp.
7.300%, 11/15/2011	250,000	271,261
Embarq Corp.
6.738%, 06/01/2013	250,000	257,562
Telecom Italia Capital
5.250%, 10/01/2015	250,000	232,056
Telefonos de Mexico S.A. de CV
5.500%, 01/27/2015	250,000	243,407
Verizon Florida, Inc.
6.125%, 01/15/2013	250,000	253,438
		1,257,724
Wireless Telecommunication Services - 0.4%
America Movil S.A. de C.V.
5.750%, 01/15/2015	250,000	246,839
TOTAL TELECOMMUNICATION SERVICES		1,504,563

UTILITIES - 3.2%
Electric Utilities - 2.1%
Commonwealth Edison Co.
5.950%, 08/15/2016	150,000	152,358
Pepco Holdings, Inc.
4.000%, 05/15/2010	250,000	238,052
PSEG Power LLC
5.000%, 04/01/2014	250,000	238,598
Scottish Power PLC
4.910%, 03/15/2010	250,000	246,078
Southern Power Co.
4.875%, 07/15/2015	250,000	237,076
Virginia Electric and Power Co.
4.750%, 03/01/2013	250,000	239,872
		1,352,034
Multi-Utilities - 1.1%
Consumers Energy Co.
6.000%, 02/15/2014	250,000	256,280
Duke Capital LLC
5.500%, 03/01/2014	250,000	246,161
Sempra Energy
4.750%, 05/15/2009	250,000	246,898
		749,339
TOTAL UTILITIES		2,101,373
TOTAL CORPORATE BONDS (Cost $16,394,280)		$16,178,962

	Face	Fair
FOREIGN GOVERNMENT BONDS - 0.4%	Amount	Value
United Mexican States
5.875%, 01/15/2014	$250,000	$256,250
Total Foreign Government Bonds (Cost $249,375)		$256,250

	Face	Fair
REPURCHASE AGREEMENTS - 1.9%	Amount	Value
U.S. Bank 4.100% 10/02/2006	$1,230,000	$1,230,000
Repurchase price $1,230,420
Collateralized by:
Federal Home Loan Mortgage Corp. Gold Pool
#G01505 5.000%, 01/01/2033
Fair Value: $306,883
Federal Home Loan Mortgage Corp. Gold Pool
#E99430 4.500%, 09/01/2018
Fair Value: $12,962
Federal National Mortgage Association Pool
#555421 5.000%, 05/01/2033
Fair Value: $31,661
Federal Home Loan Mortgage Corp.
Series #2694-UF 6.830%, 10/15/2033
Fair Value: $83,281
Federal National Mortgage Association Pool
#682318 4.500%, 09/01/2033
Fair Value: $725,785
Federal National Mortgage Association Pool
#729590 4.500%, 07/01/2018
Fair Value: $93,994
TOTAL REPURCHASE AGREEMENTS (Cost $1,230,000)		$1,230,000

Total Investments (Cost $63,146,872) (d) - 99.5%		$64,501,916
Other Assets in Excess of Liabilities - 0.5%		296,786
TOTAL NET ASSETS - 100.0%		$64,798,702

Percentages are stated as a percent of net assets.

ADR American Depository Receipt
(a) Non Income Producing.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At the period end, the value of these securities amounted to $1,006,978 or 1.6% of the Portfolio's net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Directors.
(c) Variable rate, callable, perpetual-life hybrid security.
(d) Represents cost for financial reporting purposes, which differs from cost basis for Federal income tax purposes. See also Note 3 of the Notes to the Schedule of Investments.

Schedule of Investments
September 30, 2006 (Unaudited)
Ohio National Fund, Inc. - International Portfolio

		Fair
COMMON STOCKS - 91.2%	Shares	Value
Japan - 23.0%
Advantest Corp. (b) (7)	35,000	$1,745,025
Aisin Seiki Co. (b) (1)	95,600	2,797,249
East Japan Railway Co. (b) (6)	404	2,825,815
Japan Synthetic Rubber (b) (8)	113,100	2,493,792
Millea Holdings, Inc. (b) (4)	62,000	2,162,455
Mitsubishi Corp. (b) (6)	135,900	2,559,792
Mitsubishi Estate Co. Ltd. (b) (4)	131,000	2,864,986
Mitsubishi UFJ Financial Group, Inc. (b) (4)	736	9,470,646
Mitsui Fudosan Co. (b) (4)	91,000	2,069,559
Mizuho Financial Group, Inc. (b) (4)	755	5,862,032
Nikon Corp (b) (1)	161,000	3,331,335
Nitori Co. (b) (1)	63,600	2,876,278
Nomura Holdings, Inc. (b) (4)	233,300	4,107,300
Sharp Corp. (b) (1)	159,000	2,728,613
SMC Corp. (b) (6)	26,400	3,497,103
Sumitomo Electric Industries (b) (6)	237,400	3,210,829
Sundrug Co., Ltd. (b) (2)	133,900	3,076,943
Terumo Corp. (b) (5)	79,300	3,006,242
Tokuyama Corp. (b) (8)	217,000	2,902,523
Tokyo Seimitsu Co. Ltd. (b) (7)	60,200	3,163,642
		66,752,159
United Kingdom - 18.5%
ARM Holdings PLC (b) (7)	2,022,400	4,446,733
AstraZeneca PLC (b) (5)	124,500	7,776,082
BP PLC (b) (3)	105,500	1,153,364
Britvic PLC (b) (2)	574,600	2,491,907
Diageo PLC (b) (2)	408,700	7,217,284
GlaxoSmithKline PLC (b) (5)	414,500	11,023,606
Rio Tinto PLC (b) (8)	66,235	3,134,415
Royal Bank of Scotland PLC, Edinburgh (b) (4)	81,298	2,797,312
Shire PLC (b) (5)	355,800	5,886,092
Smiths Industries (b) (6)	266,300	4,465,432
WPP Group PLC (b) (1)	254,569	3,153,356
		53,545,583
Switzerland - 11.6%
Adecco SA (b) (6)	65,500	3,949,013
Credit Suisse Group (b) (4)	93,300	5,395,161
Nestle SA (a) (b) (2)	14,150	4,930,541
Novartis AG - Reg. Shares (b) (5)	171,850	10,026,280
Roche Holding AG - Genusschein (a) (b) (5)	53,963	9,323,035
		33,624,030
France - 8.6%
Accor SA (b) (1)	54,100	3,682,083
AXA (b) (4)	92,900	3,423,275
BNP Paribas SA (b) (4)	26,300	2,826,345
Carrefour SA (b) (2)	66,000	4,165,235
Technip SA (a) (b) (3)	95,500	5,441,752
Vivendi SA (b) (1)	151,700	5,463,369
		25,002,059
Canada - 6.3%
EnCana Corp. (b) (3)	122,500	5,700,045
Glamis Gold Ltd. (8)	32,100	1,265,703
Kinross Gold Corp. (a) (b) (8)	372,500	4,662,290
Nexen, Inc. (b) (3)	25,000	1,336,390
Talisman Energy, Inc. (b) (3)	317,600	5,182,755
		18,147,183
Germany - 4.5%
Allianz AG Holding (a) (b) (4)	29,390	5,075,064
SAP AG (b) (7)	15,000	2,971,852
Siemens AG (b) (6)	57,300	4,986,503
		13,033,419
Netherlands - 4.4%
ING Groep NV (b) (4)	108,850	4,783,568
Koninklijke (Royal) Philips Electronics NV (b) (1)	124,834	4,369,348
Koninklijke Numico NV (b) (2)	77,800	3,502,539
		12,655,455
United States of America - 3.5%
NTL, Inc. (1)	111,850	2,844,346
Transocean Sedco Forex, Inc. (3)	100,200	7,337,646
		10,181,992
Spain - 1.7%
Banco Santander Central Hispano, SA (b) (4)	315,900	4,988,866
South Korea - 1.7%
Samsung Electronics Co. (b) (7)	6,814	4,777,081
Finland - 1.5%
Nokia Oyj (b) (7)	219,400	4,321,923
Bermuda - 1.4%
Central European Media Enterprises Ltd., Class A (1)	58,700	3,935,835
Sweden - 1.1%
Assa Abloy AB, Class B (b) (6)	174,000	3,233,343
Taiwan - 0.9%
Au Optronics Corp. - ADR (7)	189,163	2,695,573
Australia - 0.9%
BHP Billiton Ltd. (b) (8)	140,700	2,667,181
Brazil - 0.7%
Companhia Vale Do Rio Doce - ADR (8)	104,300	1,930,593
India - 0.6%
Satyam Computer Services Ltd. - ADR (7)	46,100	1,783,609
Italy - 0.3%
Davide Campari - Milano SpA (b) (2)	108,500	994,074
TOTAL COMMON STOCKS (Cost $238,655,856)		$264,269,958

		Fair
EXCHANGE TRADED FUNDS - 3.0%	Shares	Value
Japan - 3.0%
iShares MSCI Japan Index Fund	649,500	$8,794,230
TOTAL EXCHANGE TRADED FUNDS (Cost $8,662,515)		$8,794,230

	Face	Fair
REPURCHASE AGREEMENTS - 6.6%	Amount	Value
State Street Bank 1.700% 10/02/2006	$19,086,000	$19,086,000
Repurchase price $19,088,704
Collateralized by:
U.S. Treasury Bond
7.125% 02/15/2023
Fair Value: $19,469,902
TOTAL REPURCHASE AGREEMENTS (Cost $19,086,000)		$19,086,000

Total Investments - 100.8% (Cost $266,404,371) (c)		$292,150,188
Liabilities in Excess of Other Assets - (0.8%)		(2,432,795)
TOTAL NET ASSETS - 100.0%		$289,717,393

Percentages are stated as a percent of net assets.

ADR: American Depository Receipts
(a) Non-Income Producing.
(b) Securities denominated in foreign currency and traded on a foreign exchange have been subjected to fair value procedures approved by the Fund Board of Directors. These securities represent $242,476,653 or 83.7% of the Portfolio's net assets. As discussed in Note 2 of the Notes to the Schedule of Investments, not all investments that are subjected to fair value procedures are valued at an estimate of fair value that is different from the local close price. In some instances the independent fair valuation service uses the local close price because the confidence interval associated with a holding is below the 75% threshold.
The Portfolio's securities that are not subjected to fair value procedures are traded on exchanges whose local close times are consistent with the 4:00pm Eastern Time U.S. market close.
(c) Represents cost for financial reporting purposes, which differs from cost basis for Federal income tax purposes.
See also Note 3 of the Notes to the Schedule of Investments.

Sector Classifications:
(1) Consumer Discretionary	12.2%
(2) Consumer Staples	9.1%
(3) Energy	9.0%
(4) Financials	19.3%
(5) Health Care	16.2%
(6) Industrials	9.9%
(7) Information Technology	8.9%
(8) Materials	6.6%

Schedule of Investments
September 30, 2006 (Unaudited)
Ohio National Fund, Inc. - Capital Appreciation Portfolio

		Fair
COMMON STOCKS - 92.8%	Shares	Value
CONSUMER DISCRETIONARY - 15.4%
Diversified Consumer Services - 1.9%
Career Education Corp. (a)	90,300	$2,030,847
DeVry, Inc. (a)	90,200	1,918,554
		3,949,401
Hotels, Restaurants & Leisure - 2.4%
Bally Technologies, Inc. (a)	136,200	2,397,120
Boyd Gaming Corp.	37,000	1,422,280
OSI Restaurant Partners, Inc.	38,000	1,204,980
		5,024,380
Internet & Catalog Retail - 2.0%
IAC/InterActiveCorp (a)	144,500	4,155,820
Media - 7.9%
Discovery Holding Co. Class A (a)	159,100	2,300,586
Gemstar-TV Guide International, Inc. (a)	749,300	2,487,676
Liberty Global Inc - Series C (a)	100,396	2,515,924
Pearson PLC - ADR	200,500	2,855,120
Radio One, Inc. Class D (a)	207,800	1,298,750
Tribune Co.	80,000	2,617,600
Viacom, Inc. Class B (a)	68,944	2,563,338
		16,638,994
Specialty Retail - 1.2%
Blockbuster, Inc. Class A (a)	279,100	1,071,744
Urban Outfitters, Inc. (a)	84,100	1,487,729
		2,559,473
TOTAL CONSUMER DISCRETIONARY		32,328,068

CONSUMER STAPLES - 8.0%
Food & Staples Retailing - 4.9%
Performance Food Group Co. (a)	113,900	3,199,451
The Kroger Co.	175,700	4,065,698
Wal-Mart Stores, Inc.	60,500	2,983,860
		10,249,009
Food Products - 3.1%
Cadbury Schweppes PLC (c)	300,200	3,190,278
ConAgra Foods, Inc.	134,800	3,299,904
		6,490,182
TOTAL CONSUMER STAPLES		16,739,191

ENERGY - 8.4%
Energy Equipment & Services - 3.1%
National Oilwell Varco, Inc. (a)	25,400	1,487,170
Rowan Cos., Inc.	51,400	1,625,782
Schlumberger Ltd.	53,700	3,331,011
		6,443,963
Oil, Gas & Consumable Fuels - 5.3%
Alpha Natural Resources, Inc. (a)	69,400	1,093,744
Apache Corp.	31,000	1,959,200
Exxon Mobil Corp.	30,100	2,019,710
Massey Energy Co.	76,900	1,610,286
Occidental Petroleum Corp.	48,000	2,309,280
Range Resources Corp.	84,000	2,120,160
		11,112,380
TOTAL ENERGY		17,556,343

FINANCIALS - 17.7%
Capital Markets - 8.2%
Eaton Vance Corp.	74,500	2,150,070
KKR Private Equity Investors LLP (a) (c)	18,000	382,500
KKR Private Equity Investors LLP - RDU (a)(b)(c) (Cost $3,010,862)	120,600	2,562,750
Lazard Ltd. Class A	50,300	2,010,994
Nuveen Investments, Inc. Class A	43,100	2,208,013
The Bank of New York Co., Inc.	109,500	3,860,970
The Charles Schwab Corp.	233,000	4,170,700
		17,345,997
Commercial Banks - 1.8%
Royal Bank of Scotland Group PLC (c)	109,024	3,751,297
Diversified Financial Services - 2.2%
Citigroup, Inc.	42,300	2,101,041
JPMorgan Chase & Co.	53,904	2,531,332
		4,632,373
Insurance - 5.5%
American International Group, Inc.	68,200	4,518,932
Axis Capital Holdings Ltd.	91,300	3,167,197
Benfield Group Ltd. (c)	347,000	2,374,063
Montpelier Re Holdings Ltd.	72,700	1,409,653
		11,469,845
TOTAL FINANCIALS		37,199,512

HEALTH CARE - 12.8%
Health Care Providers & Services - 3.7%
Community Health Systems, Inc. (a)	48,800	1,822,680
MedcoHealth Solutions, Inc. (a)	23,200	1,394,552
Omnicare, Inc.	36,100	1,555,549
UnitedHealth Group, Inc.	62,800	3,089,760
		7,862,541
Pharmaceuticals - 9.1%
Abbott Laboratories	76,100	3,695,416
Endo Pharmaceuticals Holdings, Inc. (a)	87,900	2,861,145
Medicis Pharmaceutical Corp. Class A	84,400	2,730,340
Novartis AG - ADR	36,200	2,115,528
Pfizer, Inc.	95,300	2,702,708
Sanofi-Aventis (c)	25,800	2,293,743
Watson Pharmaceuticals, Inc. (a)	100,400	2,627,468
		19,026,348
TOTAL HEALTH CARE		26,888,889

INDUSTRIALS - 9.8%
Aerospace & Defense - 1.7%
Honeywell International, Inc.	89,600	3,664,640
Commercial Services & Supplies - 4.7%
Allied Waste Industries, Inc. (a)	315,500	3,555,685
Manpower, Inc.	33,600	2,058,672
Navigant Consulting, Inc. (a)	103,500	2,076,210
Waste Management, Inc.	59,800	2,193,464
		9,884,031
Machinery - 1.8%
Dover Corp.	77,800	3,690,832
Road & Rail - 1.6%
CSX Corp.	102,700	3,371,641
TOTAL INDUSTRIALS		20,611,144

INFORMATION TECHNOLOGY - 11.3%
Communications Equipment - 1.2%
Nokia Corp. - ADR	126,400	2,488,816
Computers & Peripherals - 1.8%
Diebold, Inc.	88,400	3,848,052
Electronic Equipment & Instruments - 1.1%
Agilent Technologies, Inc. (a)	66,955	2,188,759
Internet Software & Services - 0.7%
Digitas, Inc. (a)	161,800	1,556,516
Software - 6.5%
BEA Systems, Inc. (a)	141,600	2,152,320
CA, Inc.	61,100	1,447,459
Fair Isaac Corp.	72,400	2,647,668
Manhattan Associates, Inc. (a)	122,800	2,964,392
Microsoft Corp.	69,700	1,904,901
TIBCO Software, Inc. (a)	275,600	2,474,888
		13,591,628
TOTAL INFORMATION TECHNOLOGY		23,673,771

MATERIALS - 5.6%
Chemicals - 4.7%
E.I. du Pont de Nemours & Co.	102,000	4,369,680
Huntsman Corp. (a)	94,300	1,716,260
Nalco Holding Company (a)	137,300	2,542,796
Rockwood Holdings, Inc. (a)	66,700	1,332,666
		9,961,402
Containers & Packaging - 0.9%
Temple-Inland, Inc.	46,700	1,872,670
TOTAL MATERIALS		11,834,072

TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.8%
IDT Corp. Class B (a)	118,100	1,703,002
TOTAL TELECOMMUNICATION SERVICES		1,703,002

UTILITIES - 3.0%
Independent Power Producers & Energy Traders - 1.5%
NRG Energy, Inc. (a)	70,500	3,193,650
Multi-Utilities - 1.5%
Sempra Energy	62,900	3,160,725
TOTAL UTILITIES		6,354,375
TOTAL COMMON STOCKS (Cost $181,482,912)		$194,888,367

	Face	Fair
CONVERTIBLE BONDS - 1.0%	Amount	Value
HEALTH CARE - 1.0%
Biotechnology - 1.0%
Amgen Inc.
0.125%, 02/01/2011 (b)	$2,070,000	$2,101,050
TOTAL CONVERTIBLE BONDS (Cost $1,978,042)		$2,101,050

	Face	Fair
REPURCHASE AGREEMENTS - 6.5%	Amount	Value
U.S. Bank 4.100% 10/02/2006	$13,645,000	$13,645,000
Repurchase price $13,649,662
Collateralized by:
Federal Home Loan Mortgage Corp. Gold Pool
#G01505 5.000%, 01/01/2033
Fair Value: $3,404,402
Federal Home Loan Mortgage Corp. Gold Pool
#E99430 4.500%, 09/01/2018
Fair Value: $143,789
Federal National Mortgage Association Pool
#555421 5.000%, 05/01/2033
Fair Value: $351,228
Federal Home Loan Mortgage Corp.
Series #2694-UF 6.830%, 10/15/2033
Fair Value: $923,877
Federal National Mortgage Association Pool
#682318 4.500%, 09/01/2033
Fair Value: $8,051,493
Federal National Mortgage Association Pool
#729590 4.500%, 07/01/2018
Fair Value: $1,042,722
TOTAL REPURCHASE AGREEMENTS (Cost $13,645,000)		$13,645,000

Total Investments (Cost $197,105,954) (d) - 100.3%		$210,634,417
Liabilities in Excess of Other Assets - (0.3)%		(551,255)
TOTAL NET ASSETS - 100.0%		$210,083,162

Percentages are stated as a percent of net assets.

ADR American Depository Receipt
RDU Restricted Depository Unit
(a) Non Income Producing.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At the period end, the value of these securities amounted to $5,046,300 or 2.4% of the Portfolio's net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Directors.
(c) Securities denominated in foreign currency and traded on a foreign exchange have been subjected to fair value procedures approved by the Fund Board of Directors. These securities represent $14,554,631 or 6.9% of the Portfolio's net assets. As discussed in Note 2 of the Notes to the Schedule of Investments, not all investments are valued at an estimate of fair value that is different from the local close price. In some instances the independent fair valuation service uses the local close price because the confidence interval associated with a holding is below the 75% threshold.
(d) Represents cost for financial reporting purposes, which differs from cost basis for Federal income tax purposes. See also Note 3 of the Notes to the Schedule of Investments.

Schedule of Investments
September 30, 2006 (Unaudited)
Ohio National Fund, Inc. - Millennium Portfolio

		Fair
COMMON STOCKS - 100.2%	Shares	Value
CONSUMER DISCRETIONARY - 17.5%
Diversified Consumer Services - 4.7%
Laureate Education, Inc. (a)	21,100	$1,009,846
Sotheby's	37,650	1,213,836
Steiner Leisure Ltd. (a)	17,000	714,850
		2,938,532
Hotels, Restaurants & Leisure - 8.5%
Four Seasons Hotels, Inc.	17,700	1,130,145
Orient-Express Hotels Ltd. Class A	69,300	2,590,434
Station Casinos, Inc.	26,100	1,509,363
		5,229,942
Specialty Retail - 3.0%
GameStop Corp. Class A (a)	20,700	957,996
Tractor Supply Co. (a)	18,500	892,810
		1,850,806
Textiles, Apparel & Luxury Goods - 1.3%
Under Armour, Inc. Class A (a)	20,000	800,400
TOTAL CONSUMER DISCRETIONARY		10,819,680

ENERGY - 3.2%
Energy Equipment & Services - 1.0%
TETRA Technologies, Inc. (a)	26,000	628,160
Oil, Gas & Consumable Fuels - 2.2%
Arena Resources, Inc. (a)	21,600	693,792
Ultra Petroleum Corp. (a)	13,500	649,485
		1,343,277
TOTAL ENERGY		1,971,437

FINANCIALS - 13.6%
Capital Markets - 4.6%
Affiliated Managers Group, Inc. (a)	11,600	1,161,276
GFI Group, Inc. (a)	30,800	1,702,932
		2,864,208
Commercial Banks - 2.4%
Cathay General Bancorp	18,000	649,800
Glacier Bancorp, Inc.	23,500	802,995
		1,452,795
Consumer Finance - 1.4%
Advanta Corp. Class B	24,000	885,600
Diversified Financial Services - 1.5%
International Securities Exchange, Inc.	20,100	942,489
Insurance - 1.2%
ProAssurance Corp. (a)	14,500	714,560
Real Estate Management & Development - 2.5%
Trammell Crow Co. (a)	41,725	1,523,380
TOTAL FINANCIALS		8,383,032

HEALTH CARE - 20.8%
Health Care Equipment & Supplies - 7.2%
ArthroCare Corp. (a)	21,250	995,775
Hologic, Inc. (a)	20,000	870,400
Immucor, Inc. (a)	40,900	916,569
Integra LifeSciences Holdings Corp. (a)	19,225	720,553
Lifecell Corp. (a)	29,500	950,490
		4,453,787
Health Care Providers & Services - 7.4%
AMN Healthcare Services, Inc. (a)	34,700	824,125
Bio-Reference Labs, Inc. (a)	53,700	1,205,565
Healthways, Inc. (a)	12,500	557,500
MWI Veterinary Supply, Inc. (a)	25,600	858,368
VCA Antech, Inc. (a)	32,000	1,153,920
		4,599,478
Health Care Technology - 3.5%
Allscripts Healthcare Solutions, Inc. (a)	53,200	1,194,340
Omnicell, Inc. (a)	53,400	955,326
		2,149,666
Life Sciences Tools & Services - 2.7%
Covance, Inc. (a)	13,900	922,682
Techne Corp. (a)	15,000	762,900
		1,685,582
TOTAL HEALTH CARE		12,888,513

INDUSTRIALS - 16.0%
Aerospace & Defense - 3.0%
AAR Corp. (a)	43,500	1,037,040
BE Aerospace, Inc. (a)	40,000	843,600
		1,880,640
Air Freight & Logistics - 1.5%
Hub Group, Inc. Class A (a)	39,800	906,644
Commercial Services & Supplies - 7.3%
Huron Consulting Group, Inc. (a)	17,000	666,400
ICT Group, Inc. (a)	31,300	985,011
Mobile Mini, Inc. (a)	30,325	861,533
PeopleSupport, Inc. (a)	74,500	1,378,250
The Advisory Board Co. (a)	12,500	631,500
		4,522,694
Machinery - 1.8%
Dynamic Materials Corp.	16,600	538,172
Gardner Denver, Inc. (a)	16,600	549,128
		1,087,300
Marine - 1.2%
Kirby Corp. (a)	23,200	726,856
Road & Rail - 1.2%
Old Dominion Freight Line, Inc. (a)	25,325	760,510
TOTAL INDUSTRIALS		9,884,644

INFORMATION TECHNOLOGY - 26.1%
Communications Equipment - 1.7%
NICE Systems, Ltd. - ADR (a)	38,000	1,051,460
Electronic Equipment & Instruments - 5.8%
Anixter International, Inc.	17,900	1,010,813
Itron, Inc. (a)	17,100	954,180
Novatel, Inc. (a)	15,100	693,392
Trimble Navigation Ltd. (a)	19,500	918,060
		3,576,445
Internet Software & Services - 3.9%
aQuantive, Inc. (a)	34,000	803,080
Dealertrack Holdings, Inc. (a)	33,100	731,841
ValueClick, Inc. (a)	46,600	863,964
		2,398,885
IT Services - 1.0%
Kanbay International, Inc. (a)	32,000	657,920
Semiconductor & Semiconductor Equipment - 5.8%
Diodes, Inc. (a)	19,600	846,132
Hittite Microwave Corp. (a)	24,200	1,076,900
Microsemi Corp. (a)	30,000	565,500
Varian Semiconductor Equipment Associates, Inc. (a)	30,400	1,115,680
		3,604,212
Software - 7.9%
Advent Software, Inc. (a)	39,900	1,444,779
Informatica Corp. (a)	61,500	835,785
Open Solutions, Inc. (a)	29,900	861,419
THQ, Inc. (a)	26,500	773,005
Ultimate Software Group, Inc. (a)	40,500	952,965
		4,867,953
TOTAL INFORMATION TECHNOLOGY		16,156,875

MATERIALS - 0.8%
Construction Materials - 0.8%
Eagle Materials, Inc.	14,500	488,360
TOTAL MATERIALS		488,360

TELECOMMUNICATION SERVICES - 2.2%
Wireless Telecommunication Services - 2.2%
SBA Communications Corp. Class A (a)	56,000	1,362,480
TOTAL TELECOMMUNICATION SERVICES		1,362,480
TOTAL COMMON STOCKS (Cost $59,738,668)		$61,955,021

Total Investments (Cost $59,738,668) (b) - 100.2%		$61,955,021
Liabilities in Excess of Other Assets - (0.2)%		(130,999)
TOTAL NET ASSETS - 100.0%		$61,824,022

Percentages are stated as a percent of net assets.

ADR American Depository Receipt
(a) Non Income Producing.
(b) Represents cost for financial reporting purposes, which differs from cost basis for Federal income.
tax purposes. See also Note 3 of the Notes to the Schedule of Investments.

Schedule of Investments
September 30, 2006 (Unaudited)
Ohio National Fund, Inc. - International Small Company Portfolio

		Fair
COMMON STOCKS - 94.9%	Shares	Value
Japan - 13.9%
Atrium Co. Ltd. (a) (b) (4)	14,400	$399,495
Bank Fukuoka (b) (4)	54,000	396,953
Chiyoda Corp. (b) (6)	19,000	372,330
Hitachi Construction Machinery Co. Ltd. (b) (6)	16,100	360,651
Hitachi Koki Co. (b) (1)	22,000	293,330
JTEKT Corp. (b) (6)	24,700	479,578
Koito Mfg Co. (b) (1)	25,000	322,330
Miraial Co. Ltd. (b) (7)	6,500	687,280
Mori Seiki Co. (b) (6)	34,400	657,099
Nachi Fujikoshi Corp. (a) (b) (6)	55,000	265,451
NHK Spring Co. (b) (1)	40,000	463,136
Nitori Co. (b) (1)	5,100	230,645
Osaki Electric Co. Ltd. (b) (6)	28,000	275,749
Park 24 Co. Ltd. (a) (b) (6)	16,200	532,777
Ryohin Keikaku Co. Ltd. (b) (1)	6,500	460,191
Sundrug Co., Ltd. (b) (2)	11,800	271,157
Toho Titanium (b) (8)	5,400	334,780
Toho Zinc Co (b) (8)	48,000	372,046
Tokuyama Corp. (b) (8)	24,000	321,016
Tokyo Seimitsu Co. Ltd. (b) (7)	15,400	809,304
Ulvac, Inc. (b) (7)	18,700	656,890
		8,962,188
United Kingdom - 12.9%
ARM Holdings PLC (b) (7)	352,831	775,784
Britvic PLC (b) (2)	142,980	620,071
Charter PLC (a) (b) (6)	49,900	796,624
CSR PLC (a) (b) (7)	29,300	462,176
Enterprise Inns PLC (b) (1)	32,800	647,446
Fenner PLC (b) (6)	51,008	192,536
Hunting PLC (b) (3)	85,900	716,667
Michael Page International PLC (b) (6)	90,508	651,410
Punch Taverns PLC (b) (1)	34,302	622,905
Qinetiq PLC (b) (6)	78,695	256,762
The Carphone Warehouse PLC (b) (1)	102,814	591,270
Vedanta Resources PLC (b) (8)	18,000	391,901
William Hill PLC (b) (1)	32,774	394,776
Wolfson Microelectronics PLC (a) (b) (7)	92,500	812,893
Wood Group (John) PLC (b) (3)	87,100	375,697
		8,308,918
Canada - 11.5%
Agnico Eagle Mines, Ltd. (8)	20,100	625,713
Alimentation Couche-Tard, Inc. Class B (b) (2)	30,000	640,394
AUR Resources, Inc. (b) (8)	28,800	463,789
Bema Gold Corp. (8)	133,900	593,177
Ensign Energy Services, Inc. (b) (3)	25,790	428,007
EuroZinc Mining Corp. (a) (b) (8)	422,500	1,005,457
Gildan Activewear, Inc. (1)	10,000	484,600
HudBay Minerals, Inc. (a) (b) (8)	30,700	382,875
Industrial Alliance Life Insurance Co. (b) (4)	7,482	213,599
Meridian Gold, Inc. (8)	24,300	604,098
Precision Drilling Trust (b) (3)	4,400	135,139
SNC-Lavalin Group, Inc. (b) (6)	19,518	502,203
SXR Uranium One, Inc. (a) (b) (3)	43,700	325,673
Teck Cominco Ltd. Class B (b) (8)	3,000	187,877
Transat A.T., Inc. Class B (b) (1)	11,400	245,797
Trican Oilwell Services Ltd. (b) (3)	6,200	104,447
TSX Group, Inc. (b) (4)	9,800	429,788
		7,372,633
France - 8.7%
Bourbon SA (b) (6)	7,600	366,348
Business Objects SA - ADR (7)	20,600	701,636
Dassault Systemes SA (a) (b) (7)	4,959	278,390
Haulotte Group (b) (6)	22,832	590,904
Imerys SA (a) (b) (8)	3,424	286,323
Ipsen SA (b) (5)	18,970	743,431
Kaufman & Broad SA (b) (1)	902	53,472
Neopost SA (a) (b) (7)	9,358	1,118,131
Silicon-On-Insulator Technologies (SOITEC) (a) (b) (7)	24,700	712,524
Technip SA (b) (3)	5,600	319,098
Zodiac SA (a) (b) (6)	7,300	432,790
		5,603,047
Germany - 7.9%
Interhyp AG (a) (b) (4)	4,551	409,473
K&S AG (b) (8)	9,441	756,328
Mobilcom AG (a) (b) (9)	21,100	487,888
ProSieben Sat.1 Media AG, Preference (b) (1)	18,919	525,024
Puma AG Rudolf Dassler Sport (a) (b) (1)	1,333	453,828
Q-Cells AG (a) (b) (3)	15,898	648,515
Solarworld AG (b) (6)	10,500	576,441
Stada Arzneimittel AG (b) (5)	5,690	290,991
Wincor Nixdorf AG (b) (7)	3,845	557,291
Wire Card AG (a) (b) (6)	52,617	354,248
		5,060,027
Spain - 5.4%
Abengoa SA (b) (6)	28,176	776,086
Acerinox SA (b) (8)	28,690	553,206
Banco Pastor SA (b) (4)	31,748	485,540
Gamesa Corporacion Tecnologica SA (b) (6)	36,593	801,131
Grifols SA (a) (b) (5)	10,438	105,755
Indra Sistemas SA (a) (b) (7)	13,771	299,739
Tubacex (b) (8)	79,700	446,257
		3,467,714
Italy - 4.5%
Davide Campari - Milano SpA (b) (2)	54,450	498,869
ERG SpA (a) (b) (3)	17,100	341,360
Geox SpA (b) (1)	34,800	433,383
Guala Closures SpA (a) (b) (8)	65,000	386,199
IMMSI SpA (b) (1)	175,602	460,486
IMMSI SpA Rights (1)	175,602	29,281
Lottomatica SpA (b) (1)	5,877	221,762
Saipem SpA (b) (3)	14,524	315,774
Tod's SpA (b) (1)	3,100	245,115
		2,932,229
Switzerland - 3.9%
Actelion Ltd. (a) (b) (5)	2,892	415,341
Geberit International AG (b) (6)	605	737,406
Kuehne & Nagel International AG - Reg. shares (b) (6)	7,990	553,078
Lindt & Spruengli AG (b) (2)	158	355,711
Logitech International SA (a) (b) (7)	10,872	236,403
Swatch Group AG Class B (b) (1)	1,230	237,551
		2,535,490
Netherlands - 3.2%
Boskalis Westminster NV (b) (6)	6,000	390,220
Fugro NV (b) (3)	11,398	481,477
SBM Offshore NV (b) (3)	23,972	652,067
USG People NV (b) (6)	7,710	538,980
		2,062,744
Norway - 2.7%
Aktiv Kapital ASA (b) (4)	11,400	153,557
Fred Olsen Energy ASA (a) (b) (3)	11,550	476,169
ProSafe ASA (b) (3)	12,600	775,522
TGS Nopec Geophysical Co. ASA (a) (b) (3)	20,800	330,606
		1,735,854
Austria - 2.7%
Andritz AG (b) (6)	3,498	535,055
Boehler-Uddeholm AG (a) (b) (8)	20,720	1,166,348
		1,701,403
Belgium - 2.6%
Bekaert NV (b) (6)	1,700	167,179
EVS Broadcast Equipment SA (b) (7)	12,895	718,720
Umicore (a) (b) (8)	5,100	753,837
		1,639,736
Sweden - 2.2%
Getinge AB Class B (b) (5)	16,311	298,612
Kappahl Holdings AB (b) (1)	40,900	301,634
Lundin Mining Corp. (a) (b) (8)	18,200	482,501
OMX AB (b) (4)	18,400	356,241
		1,438,988
Greece - 2.0%
Bank of Cyprus Ltd. (b) (4)	44,342	449,919
Germanos SA (b) (1)	20,846	496,838
Intralot SA (b) (1)	11,600	316,157
		1,262,914
Luxembourg - 1.8%
Acergy SA (a) (b) (3)	32,800	562,399
Orco Property (b) (4)	4,900	609,072
		1,171,471
Bermuda - 1.8%
Central European Media Enterprises Ltd. Class A (1)	10,300	690,615
SeaDrill Ltd. (a) (b) (3)	33,800	446,503
		1,137,118
Ireland - 1.7%
DePfa Bank PLC (b) (4)	21,600	398,695
IAWS Group PLC (b) (2)	36,379	675,696
		1,074,391
Australia - 1.7%
Australian Stock Exchange Ltd. (b) (4)	19,165	463,626
Paladin Resources Ltd. (a) (b) (8)	170,900	610,057
		1,073,683
Singapore - 1.6%
Keppel Corp. Ltd. (b) (6)	66,600	618,999
Sembcorp Marine Ltd. (b) (6)	206,000	432,641
		1,051,640
South Korea - 0.7%
Hyundai Engineering & Construction Co. (a) (b) (6)	8,080	434,418
Denmark - 0.5%
Novozymes A/S Class B (a) (b) (8)	4,475	341,118
South Africa - 0.4%
Net 1 UEPS Technologies, Inc. (6)	10,200	233,172
Cayman Islands - 0.3%
Focus Media Holding (1)	3,500	202,720
Panama - 0.3%
Copa Holdings Class A (6)	5,900	202,547
TOTAL COMMON STOCKS (Cost $46,353,901)		$61,006,163

	Face	Fair
REPURCHASE AGREEMENTS - 7.9%	Amount	Value
State Street Bank 1.700% 10/02/2006	$5,101,000	$5,101,000
Repurchase price $5,101,723
Collateralized by:
U.S. Treasury Bond
7.125% 02/15/2023
Fair Value $5,207,140
TOTAL REPURCHASE AGREEMENTS (Cost $5,101,000)		$5,101,000

Total Investments - 102.8% (Cost $51,454,901) (c)		$66,107,163
Liabilities in Excess of Other Assets - (2.8%)		(1,804,182)
TOTAL NET ASSETS - 100.0%		$64,302,981

Percentages are stated as a percent of net assets.

ADR: American Depository Receipts
(a) Non-Income Producing.
(b) Securities denominated in foreign currency and traded on a foreign exchange have been subjected to fair value procedures approved by the Fund Board of Directors. These securities represent $56,638,604 or 88.1% of the Portfolio's net assets. As discussed in Note 2 of the Notes to Financial Statements, not all investments that are subjected to fair value procedures are valued at an estimate of fair value that is different from the local close price. In some instances the independent fair valuation service uses the local close price because the confidence interval associated with a holding is below the 75% threshold.
The Portfolio's securities that are not subjected to fair value procedures are traded on exchanges whose local close times are consistent with the 4:00pm Eastern Time U.S. market close.
(c) Represents cost for financial reporting purposes, which differs from cost basis for Federal income tax purposes.
See also Note 3 of the Notes to the Schedule of Investments.

Sector Classifications:
(1) Consumer Discretionary	14.6%
(2) Consumer Staples	4.8%
(3) Energy	11.6%
(4) Financials	7.5%
(5) Health Care	2.8%
(6) Industrials	21.9%
(7) Information Technology	13.8%
(8) Materials	17.2%
(9) Telecommunication Services	0.7%

Schedule of Investments
September 30, 2006 (Unaudited)
Ohio National Fund, Inc. - Aggressive Growth Portfolio

		Fair
COMMON STOCKS - 90.5%	Shares	Value
CONSUMER DISCRETIONARY - 9.4%
Automobiles - 2.0%
Bayerische Motoren Werke AG (c)	3,911	$209,351
Nissan Motor Co., Ltd. (c)	12,500	139,962
		349,313
Hotels, Restaurants & Leisure - 2.3%
Harrah's Entertainment, Inc.	3,190	211,912
Scientific Games Corp. Class A (a)	5,650	179,670
		391,582
Internet & Catalog Retail - 0.9%
Submarino SA - GDR (b)	2,900	113,008
VistaPrint Limited (a)	1,440	37,354
		150,362
Media - 0.9%
Lamar Advertising Co. Class A (a)	3,035	162,099
Multiline Retail - 3.3%
Nordstrom, Inc.	13,170	557,091
TOTAL CONSUMER DISCRETIONARY		1,610,447

CONSUMER STAPLES - 6.2%
Beverages - 2.7%
Davide Campari-Milano SpA (a)(c)	49,750	455,809
Food & Staples Retailing - 2.4%
Whole Foods Market, Inc.	6,955	413,336
Household Products - 1.1%
Reckitt Benckiser PLC (c)	4,437	183,810
TOTAL CONSUMER STAPLES		1,052,955

ENERGY - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
EOG Resources, Inc.	2,270	147,664
TOTAL ENERGY		147,664

FINANCIALS - 15.9%
Capital Markets - 5.8%
Merrill Lynch & Co., Inc.	3,470	271,423
optionsXpress Holdings, Inc.	6,060	168,953
The Goldman Sachs Group, Inc.	1,505	254,601
UBS AG (c)	4,950	295,895
		990,872
Consumer Finance - 2.6%
American Express Co.	3,930	220,394
Credit Saison Co. Ltd. (c)	5,100	215,076
		435,470
Diversified Financial Services - 3.2%
Chicago Mercantile Exchange Holdings, Inc.	385	184,126
Moody's Corp.	3,665	239,618
Singapore Exchange (c)	40,000	111,580
		535,324
Insurance - 0.7%
National Financial Partners Corp.	3,075	126,167
Real Estate Investment Trusts - 3.6%
CapitalSource, Inc.	23,690	611,676
TOTAL FINANCIALS		2,699,509

HEALTH CARE - 20.6%
Biotechnology - 4.6%
Celgene Corp. (a)	14,985	648,850
United Therapeutics Corp. (a)	2,605	136,867
		785,717
Health Care Equipment & Supplies - 7.9%
Dade Behring Holdings, Inc.	19,715	791,754
Intuitive Surgical, Inc. (a)	2,175	229,354
Varian Medical Systems, Inc. (a)	5,935	316,870
		1,337,978
Health Care Providers & Services - 0.7%
Coventry Health Care, Inc. (a)	2,255	116,177
Pharmaceuticals - 7.4%
Merck & Co., Inc.	7,160	300,004
Roche Holding AG (c)	3,274	565,640
Sepracor, Inc. (a)	1,550	75,082
Teva Pharmaceutical Industries, Ltd. - ADR	9,435	321,639
		1,262,365
TOTAL HEALTH CARE		3,502,237

INDUSTRIALS - 12.1%
Aerospace & Defense - 1.7%
The Boeing Co.	3,665	288,985
Air Freight & Logistics - 3.4%
C.H. Robinson Worldwide, Inc.	5,370	239,395
FedEx Corp.	3,130	340,168
		579,563
Commercial Services & Supplies - 2.8%
CoStar Group, Inc. (a)	2,685	110,944
Park 24 Co. Ltd. (c)	5,100	167,726
Stericycle, Inc. (a)	2,785	194,365
		473,035
Electrical Equipment - 4.2%
ABB Ltd. (c)	54,438	717,235
TOTAL INDUSTRIALS		2,058,818

INFORMATION TECHNOLOGY - 18.5%
Communications Equipment - 0.9%
QUALCOMM, Inc.	4,015	145,945
Computers & Peripherals - 4.4%
Apple Computer, Inc. (a)	5,385	414,807
EMC Corp. (a)	28,330	339,393
		754,200
Electronic Equipment & Instruments - 2.7%
Trimble Navigation Ltd. (a)	9,740	458,559
Internet Software & Services - 2.5%
Yahoo!, Inc. (a)	16,925	427,864
IT Services - 1.6%
Ceridian Corp. (a)	3,285	73,453
Iron Mountain, Inc. (a)	4,620	198,383
		271,836
Semiconductor & Semiconductor Equipment - 1.9%
ASML Holding NV - ADR (a)	3,560	82,877
Cypress Semiconductor Corp. (a)	6,625	117,726
Texas Instruments, Inc.	3,645	121,196
		321,799
Software - 4.5%
Adobe Systems, Inc. (a)	8,455	316,640
Citrix Systems, Inc. (a)	2,060	74,592
Electronic Arts, Inc. (a)	4,195	233,578
NAVTEQ Corp. (a)	5,415	141,386
		766,196
TOTAL INFORMATION TECHNOLOGY		3,146,399

MATERIALS - 2.1%
Chemicals - 2.1%
Potash Corp. of Saskatchewan, Inc.	3,475	362,060
TOTAL MATERIALS		362,060

TELECOMMUNICATION SERVICES - 4.8%
Diversified Telecommunication Services - 0.5%
Time Warner Telecom, Inc. (a)	4,195	79,747
Wireless Telecommunication Services - 4.3%
America Movil S.A. de C.V. - ADR	10,900	429,133
Crown Castle International Corp. (a)	8,795	309,936
		739,069
TOTAL TELECOMMUNICATION SERVICES		818,816
TOTAL COMMON STOCKS (Cost $13,899,112)		$15,398,905

		Fair
PREFERRED STOCKS - 1.3%	Shares	Value
INFORMATION TECHNOLOGY - 1.3%
Semiconductor & Semiconductor Equipment - 1.3%
Samsung Electronics Co. Ltd. (c)	420	$220,539
TOTAL PREFERRED STOCKS (Cost $166,396)		$220,539

	Face	Fair
SHORT-TERM NOTES - 5.9%	Amount	Value
Federal Home Loan Bank Discount Note
5.200%, 10/02/2006	$1,000,000	$999,868
TOTAL SHORT-TERM NOTES (Cost $999,868)		$999,868

	Face	Fair
REPURCHASE AGREEMENTS - 0.1%	Amount	Value
U.S. Bank 4.100% 10/02/2006	$15,000	$15,000
Repurchase price $15,005
Collateralized by:
Federal Home Loan Mortgage Corp. Gold Pool
#G01505 5.000%, 01/01/2033
Fair Value: $3,742
Federal Home Loan Mortgage Corp. Gold Pool
#E99430 4.500%, 09/01/2018
Fair Value: $158
Federal National Mortgage Association Pool
#555421 5.000%, 05/01/2033
Fair Value: $386
Federal Home Loan Mortgage Corp.
Series #2694-UF 6.830%, 10/15/2033
Fair Value: $1,016
Federal National Mortgage Association Pool
#682318 4.500%, 09/01/2033
Fair Value: $8,851
Federal National Mortgage Association Pool
#729590 4.500%, 07/01/2018
Fair Value: $1,146
TOTAL REPURCHASE AGREEMENTS (Cost $15,000)		$15,000

Total Investments (Cost $15,080,376) (d) - 97.8%		$16,634,312
Other Assets in Excess of Liabilities - 2.2%		379,547
TOTAL NET ASSETS - 100.0%		$17,013,859

Percentages are stated as a percent of net assets.

ADR American Depository Receipt
(a) Non Income Producing.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At the period end, the value of these securities amounted to $113,008 or 0.7% of the Portfolio's net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Directors.
(c) Securities denominated in foreign currency and traded on a foreign exchange have been subjected to fair value procedures approved by the Fund Board of Directors. These securities represent $3,282,623 or 19.3% of the Portfolio's net assets. As discussed in Note 2 of the Notes to the Schedule of Investments,
not all investments are valued at an estimate of fair value that is different from the local close price.
In some instances the independent fair valuation service uses the local close price because the confidence interval associated with a holding is below the 75% threshold.
(d) Represents cost for financial reporting purposes, which differs from cost basis for Federal income tax purposes. See also Note 3 of the Notes to the Schedule of Investments.

Schedule of Investments
September 30, 2006 (Unaudited)
Ohio National Fund, Inc. - Small Cap Growth Portfolio

		Fair
COMMON STOCKS - 98.9%	Shares	Value
CONSUMER DISCRETIONARY - 24.2%
Diversified Consumer Services - 1.3%
New Oriental Education & Technology Group, Inc. - ADR (a)	1,015	$24,614
Sotheby's	5,990	193,117
		217,731
Hotels, Restaurants & Leisure - 3.4%
Century Casinos, Inc. (a)	22,325	221,911
Four Seasons Hotels, Inc.	1,615	103,118
Orient-Express Hotels Ltd. Class A	7,130	266,519
		591,548
Household Durables - 2.6%
Jarden Corp. (a)	13,555	446,908
Internet & Catalog Retail - 6.5%
GSI Commerce, Inc. (a)	10,420	154,633
Submarino SA (b)	16,200	316,654
ValueVision Media, Inc. (a)	25,570	296,356
VistaPrint Limited (a)	13,785	357,583
		1,125,226
Leisure Equipment & Products - 3.3%
Marvel Entertainment, Inc. (a)	14,005	338,081
Polaris Industries, Inc.	3,675	151,226
Smith & Wesson Holding Corp. (a)	5,945	82,517
		571,824
Media - 3.1%
Genius Products, Inc. (a)	85,830	158,786
Lions Gate Entertainment Corp. (a)	38,140	381,781
		540,567
Specialty Retail - 3.4%
Bebe Stores, Inc.	11,290	279,766
J. Crew Group, Inc. (a)	6,075	182,675
Zumiez, Inc. (a)	4,240	114,480
		576,921
Textiles, Apparel & Luxury Goods - 0.6%
Volcom, Inc. (a)	4,215	95,006
TOTAL CONSUMER DISCRETIONARY		4,165,731

CONSUMER STAPLES - 0.5%
Personal Products - 0.5%
Bare Escentuals, Inc. (a)	3,450	93,667
TOTAL CONSUMER STAPLES		93,667

ENERGY - 3.5%
Energy Equipment & Services - 0.4%
Basic Energy Services, Inc. (a)	3,005	73,322
Oil, Gas & Consumable Fuels - 3.1%
Carrizo Oil & Gas, Inc. (a)	3,465	89,362
Gasco Energy, Inc. (a)	18,765	50,666
World Fuel Services Corp.	9,705	392,567
		532,595
TOTAL ENERGY		605,917

FINANCIALS - 5.8%
Capital Markets - 3.4%
Evercore Partners, Inc. (a)	11,225	323,280
MarketAxess Holdings, Inc. (a)	10,170	106,480
optionsXpress Holdings, Inc.	5,415	150,970
		580,730
Diversified Financial Services - 2.4%
International Securities Exchange, Inc.	8,960	420,135
TOTAL FINANCIALS		1,000,865

HEALTH CARE - 17.0%
Biotechnology - 0.8%
United Therapeutics Corp. (a)	2,615	137,392
Health Care Equipment & Supplies - 2.2%
CONMED Corp. (a)	1,210	25,543
Dexcom, Inc. (a)	3,345	37,230
I-Flow Corp. (a)	13,785	165,696
Sirona Dental Systems, Inc.	4,380	144,233
		372,702
Health Care Providers & Services - 10.0%
Bio-Reference Labs, Inc. (a)	2,425	54,441
Centene Corp. (a)	9,390	154,372
Dialysis Corporation of America (a)	600	8,010
Familymeds Group, Inc. (a)	8,716	34,428
HealthExtras, Inc. (a)	5,750	162,782
Hythiam, Inc. (a)	20,000	144,400
LHC Group, Inc. (a)	7,385	164,833
MWI Veterinary Supply, Inc. (a)	3,450	115,679
Pediatrix Medical Group, Inc. (a)	2,530	115,368
The Providence Service Corp. (a)	1,820	50,214
PSS World Medical, Inc. (a)	12,160	243,078
Radiation Therapy Services, Inc. (a)	11,090	324,161
United Surgical Partners International, Inc. (a)	5,995	148,856
		1,720,622
Health Care Technology - 2.9%
Emageon, Inc. (a)	3,525	54,955
Omnicell, Inc. (a)	24,785	443,404
		498,359
Life Sciences Tools & Services - 0.3%
Ventana Medical Systems Inc. (a)	1,140	46,546
Pharmaceuticals - 0.8%
Adams Respiratory Therapeutics (a)	2,645	96,781
Adolor Corp. (a)	3,650	50,625
		147,406
TOTAL HEALTH CARE		2,923,027

INDUSTRIALS - 19.5%
Aerospace & Defense - 0.7%
Ceradyne, Inc. (a)	2,800	115,052
Air Freight & Logistics - 1.0%
Pacer International, Inc.	6,140	170,446
Commercial Services & Supplies - 11.0%
American Reprographics Co. (a)	9,265	297,036
Barrett Business Services, Inc. (a)	5,610	120,447
CoStar Group, Inc. (a)	9,556	394,854
Huron Consulting Group, Inc. (a)	6,540	256,368
IHS, Inc. (a)	910	29,193
InnerWorkings, Inc. (a)	3,395	39,891
Kenexa Corp. (a)	4,650	117,273
Knoll, Inc.	7,175	144,935
On Assignment, Inc. (a)	8,925	87,554
Resources Connection, Inc. (a)	3,935	105,419
The Advisory Board Co. (a)	6,020	304,130
		1,897,100
Construction & Engineering - 1.1%
Flint Energy Services Ltd. (a)(b)	3,485	185,607
Marine - 0.6%
Horizon Lines Inc. Class A	6,740	112,558
Road & Rail - 2.3%
All America Latina Logistica S.A. (b)	51,000	396,403
Trading Companies & Distributors - 2.8%
Beacon Roofing Supply, Inc. (a)	4,650	94,116
Nuco2, Inc. (a)	10,685	287,427
TransDigm Group, Inc. (a)	3,915	95,604
		477,147
TOTAL INDUSTRIALS		3,354,313

INFORMATION TECHNOLOGY - 27.1%
Communications Equipment - 1.5%
Oplink Communications, Inc. (a)	8,965	179,121
Riverbed Technology, Inc. (a)	4,045	78,877
		257,998
Electronic Equipment & Instruments - 2.1%
Optimal Group, Inc. (a)	12,845	151,057
Trimble Navigation Ltd. (a)	4,385	206,446
		357,503
Internet Software & Services - 7.5%
Bankrate, Inc. (a)	5,410	143,690
Chordiant Software, Inc. (a)	13,350	40,984
Dealertrack Holdings, Inc. (a)	4,595	101,595
DIVX, Inc. (a)	1,705	40,528
Equinix, Inc. (a)	6,505	390,951
Excapsa Software, Inc. (a)(b)	20,812	17,933
Liquidity Services, Inc. (a)	3,010	46,926
LivePerson, Inc. (a)	40,955	219,928
Omniture, Inc. (a)	10,600	83,634
ValueClick, Inc. (a)	7,815	144,890
Workstream, Inc. (a)	61,445	66,361
		1,297,420
IT Services - 5.0%
Euronet Worldwide, Inc. (a)	5,285	129,747
Infocrossing, Inc. (a)	23,200	311,112
TALX Corp.	15,670	384,228
Wright Express Corp. (a)	1,195	28,752
		853,839
Semiconductor & Semiconductor Equipment - 3.8%
Hittite Microwave Corp. (a)	1,175	52,287
Microsemi Corp. (a)	12,435	234,400
MIPS Technologies, Inc. (a)	8,705	58,759
SiRF Technology Holdings, Inc. (a)	9,110	218,549
Trident Microsystems, Inc. (a)	4,255	98,971
		662,966
Software - 7.2%
NAVTEQ Corp. (a)	6,065	158,357
Open Solutions, Inc. (a)	11,585	333,764
Quest Software, Inc. (a)	8,930	127,521
Synchronoss Technologies, Inc. (a)	5,505	52,187
Ultimate Software Group, Inc. (a)	23,815	560,367
		1,232,196
TOTAL INFORMATION TECHNOLOGY		4,661,922

MATERIALS - 0.1%
Metals & Mining - 0.1%
HudBay Minerals, Inc. (a)(b)	1,228	15,315
TOTAL MATERIALS		15,315

TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.2%
NeuStar, Inc. Class A (a)	7,410	205,627
TOTAL TELECOMMUNICATION SERVICES		205,627
TOTAL COMMON STOCKS (Cost $15,720,649)		$17,026,384

	Face	Fair
REPURCHASE AGREEMENTS - 0.0%	Amount	Value
U.S. Bank 4.100% 10/02/2006	$6,000	$6,000
Repurchase price $6,002
Collateralized by:
Federal Home Loan Mortgage Corp. Gold Pool
#G01505 5.000%, 01/01/2033
Fair Value: $1,497
Federal Home Loan Mortgage Corp. Gold Pool
#E99430 4.500%, 09/01/2018
Fair Value: $63
Federal National Mortgage Association Pool
#555421 5.000%, 05/01/2033
Fair Value: $154
Federal Home Loan Mortgage Corp.
Series #2694-UF 6.830%, 10/15/2033
Fair Value: $406
Federal National Mortgage Association Pool
#682318 4.500%, 09/01/2033
Fair Value: $3,540
Federal National Mortgage Association Pool
#729590 4.500%, 07/01/2018
Fair Value: $459
TOTAL REPURCHASE AGREEMENTS (Cost $6,000)		$6,000

Total Investments (Cost $15,726,649) (c) - 98.9%		$17,032,384
Other Assets in Excess of Liabilities - 1.1%		185,548
TOTAL NET ASSETS - 100.0%		$17,217,932

Percentages are stated as a percent of net assets.

ADR American Depository Receipt

(a) Non Income Producing.
(b) Securities denominated in foreign currency and traded on a foreign exchange have been subjected to fair value procedures approved by the Fund Board of Directors. These securities represent $931,912 or 5.4% of the Portfolio's net assets. As discussed in Note 2 of the Notes to the Schedule of Investments, not all investments are valued at an estimate of fair value that is different from the local close price. In some instances the independent fair valuation service uses the local close price because the confidence interval associated with a holding is below the 75%
threshold.
(c) Represents cost for financial reporting purposes, which differs from cost basis for Federal income tax purposes. See also Note 3 of the Notes to the Schedule of Investments.

Schedule of Investments
September 30, 2006 (Unaudited)
Ohio National Fund, Inc. - Mid Cap Opportunity Portfolio

		Fair
COMMON STOCKS - 96.5%	Shares	Value
CONSUMER DISCRETIONARY - 18.1%
Hotels, Restaurants & Leisure - 6.5%
Boyd Gaming Corp.	36,000	$1,383,840
Hilton Hotels Corp.	40,000	1,114,000
International Game Technology	23,000	954,500
Penn National Gaming, Inc. (a)	27,000	986,040
Scientific Games Corp. Class A (a)	36,000	1,144,800
		5,583,180
Household Durables - 1.3%
Harman International Industries, Inc.	13,100	1,093,064
Internet & Catalog Retail - 3.1%
NetFlix, Inc. (a)	58,600	1,334,908
Nutri/System Inc. (a)	21,000	1,308,090
		2,642,998
Media - 2.3%
Gemstar-TV Guide International, Inc. (a)	320,000	1,062,400
Univision Communications, Inc. Class A (a)	25,000	858,500
		1,920,900
Specialty Retail - 4.9%
Abercrombie & Fitch Co. Class A	15,000	1,042,200
Bebe Stores, Inc.	45,000	1,115,100
Limited Brands, Inc.	35,000	927,150
The TJX Cos., Inc.	38,000	1,065,140
		4,149,590
TOTAL CONSUMER DISCRETIONARY		15,389,732

CONSUMER STAPLES - 3.7%
Food Products - 1.1%
McCormick & Co., Inc.	23,500	892,530
Personal Products - 1.3%
Avon Products, Inc.	36,500	1,119,090
Tobacco - 1.3%
Loews Corp. - Carolina Group	20,000	1,107,800
TOTAL CONSUMER STAPLES		3,119,420

ENERGY - 4.2%
Energy Equipment & Services - 0.8%
Cameron International Corp. (a)	15,000	724,650
Oil, Gas & Consumable Fuels - 3.4%
Newfield Exploration Co. (a)	19,500	751,530
Quicksilver Resources, Inc. (a)	22,000	701,800
Southwestern Energy Co. (a)	21,000	627,270
Williams Cos., Inc.	33,000	787,710
		2,868,310
TOTAL ENERGY		3,592,960

FINANCIALS - 12.3%
Capital Markets - 3.8%
Affiliated Managers Group, Inc. (a)	12,000	1,201,320
E*TRADE Financial Corp. (a)	47,300	1,131,416
Investment Technology Group, Inc. (a)	21,000	939,750
		3,272,486
Commercial Banks - 3.4%
AmericanWest Bancorp	40,000	850,000
SVB Financial Group (a)	22,000	982,080
Zions Bancorporation	13,300	1,061,473
		2,893,553
Consumer Finance - 1.1%
The First Marblehead Corporation	14,000	969,640
Diversified Financial Services - 1.1%
International Securities Exchange, Inc.	20,000	937,800
Insurance - 1.4%
Genworth Financial, Inc. Class A	33,000	1,155,330
Thrifts & Mortgage Finance - 1.5%
People's Bank (CT )	31,500	1,247,715
TOTAL FINANCIALS		10,476,524

HEALTH CARE - 16.3%
Biotechnology - 2.5%
Celgene Corp. (a)	25,000	1,082,500
Cephalon, Inc. (a)	17,000	1,049,750
		2,132,250
Health Care Equipment & Supplies - 5.8%
Dade Behring Holdings, Inc.	26,000	1,044,160
DENTSPLY International, Inc.	32,600	981,586
ResMed, Inc. (a)	27,000	1,086,750
Respironics, Inc. (a)	22,000	849,420
St. Jude Medical, Inc. (a)	29,000	1,023,410
		4,985,326
Health Care Providers & Services - 4.5%
Manor Care, Inc.	14,000	731,920
MedcoHealth Solutions, Inc. (a)	15,000	901,650
Sunrise Senior Living, Inc. (a)	42,400	1,266,488
Tenet Healthcare Corp. (a)	112,000	911,680
		3,811,738
Life Sciences Tools & Services - 1.5%
Thermo Electron Corp. (a)	31,500	1,238,895
Pharmaceuticals - 2.0%
Allergan, Inc.	7,000	788,270
Forest Laboratories, Inc. Class A (a)	19,000	961,590
		1,749,860
TOTAL HEALTH CARE		13,918,069

INDUSTRIALS - 8.6%
Aerospace & Defense - 1.2%
Alliant Techsystems, Inc. (a)	13,000	1,053,780
Airlines - 1.1%
UAL Corp. (a)	35,500	943,235
Commercial Services & Supplies - 1.0%
Covanta Holding Corp. (a)	42,000	904,260
Construction & Engineering - 1.1%
Chicago Bridge & Iron Co. NV, New York Shares	39,000	938,340
Industrial Conglomerates - 1.0%
McDermott International, Inc. (a)	20,000	836,000
Machinery - 2.0%
Mueller Water Products, Inc. Class A (a)	114,600	1,674,306
Road & Rail - 1.2%
Landstar System, Inc.	24,000	1,024,800
TOTAL INDUSTRIALS		7,374,721

INFORMATION TECHNOLOGY - 30.1%
Communications Equipment - 4.1%
Ciena Corp. (a)	44,957	1,225,078
Interdigital Communications Corp. (a)	31,000	1,057,100
Tellabs, Inc. (a)	114,000	1,249,440
		3,531,618
Computers & Peripherals - 5.1%
Apple Computer, Inc. (a)	12,500	962,875
Avid Technology, Inc. (a)	23,500	855,870
Palm, Inc. (a)	120,000	1,747,200
SanDisk Corp. (a)	15,000	803,100
		4,369,045
Internet Software & Services - 0.9%
Digital River, Inc. (a)	15,000	766,800
IT Services - 2.8%
Alliance Data Systems Corp. (a)	20,000	1,103,800
CheckFree Corp. (a)	30,100	1,243,732
		2,347,532
Semiconductor & Semiconductor Equipment - 11.4%
Agere Systems, Inc. (a)	30,000	447,900
Cymer, Inc. (a)	31,500	1,383,165
Integrated Device Technology, Inc. (a)	53,000	851,180
Marvell Technology Group Ltd. (a)	44,000	852,280
MEMC Electronic Materials, Inc. (a)	23,000	842,490
Micron Technology, Inc. (a)	62,400	1,085,760
Novellus Systems, Inc. (a)	44,600	1,233,636
NVIDIA Corp. (a)	29,000	858,110
Silicon Laboratories, Inc. (a)	30,000	930,600
Trident Microsystems, Inc. (a)	52,000	1,209,520
		9,694,641
Software - 5.8%
Activision, Inc. (a)	55,000	830,500
Autodesk, Inc. (a)	29,000	1,008,620
BEA Systems, Inc. (a)	66,000	1,003,200
Citrix Systems, Inc. (a)	26,500	959,565
THQ, Inc. (a)	38,000	1,108,460
		4,910,345
TOTAL INFORMATION TECHNOLOGY		25,619,981

MATERIALS - 2.2%
Construction Materials - 1.1%
Vulcan Materials Co.	12,000	939,000
Metals & Mining - 1.1%
Oregon Steel Mills, Inc. (a)	20,000	977,400
TOTAL MATERIALS		1,916,400

UTILITIES - 1.0%
Independent Power Producers & Energy Traders - 1.0%
Mirant Corp. (a)	30,000	819,300
TOTAL UTILITIES		819,300
TOTAL COMMON STOCKS (Cost $75,227,515)		$82,227,107

	Face	Fair
REPURCHASE AGREEMENTS - 4.9%	Amount	Value
U.S. Bank 4.100% 10/02/2006	$4,183,000	$4,183,000
Repurchase price $4,184,429
Collateralized by:
Federal Home Loan Mortgage Corp. Gold Pool
#G01505 5.000%, 01/01/2033
Fair Value: $1,043,651
Federal Home Loan Mortgage Corp. Gold Pool
#E99430 4.500%, 09/01/2018
Fair Value: $44,080
Federal National Mortgage Association Pool
#555421 5.000%, 05/01/2033
Fair Value: $107,672
Federal Home Loan Mortgage Corp.
Series #2694-UF 6.830%, 10/15/2033
Fair Value: $283,223
Federal National Mortgage Association Pool
#682318 4.500%, 09/01/2033
Fair Value: $2,468,259
Federal National Mortgage Association Pool
#729590 4.500%, 07/01/2018
Fair Value: $319,656
TOTAL REPURCHASE AGREEMENTS (Cost $4,183,000)		$4,183,000

Total Investments (Cost $79,410,515) (b) - 101.4%		$86,410,107
Liabilities in Excess of Other Assets - (1.4)%		(1,170,371)
TOTAL NET ASSETS - 100.0%		$85,239,736

Percentages are stated as a percent of net assets.

(a) Non Income Producing.
(b) Represents cost for financial reporting purposes, which differs from cost basis for Federal income tax purposes. See also Note 3 of the Notes to the Schedule of Investments.

Schedule of Investments
September 30, 2006 (Unaudited)
Ohio National Fund, Inc. - S&P 500 Index Portfolio

		Fair
COMMON STOCKS - 99.6%	Shares	Value
CONSUMER DISCRETIONARY - 10.1%
Auto Components - 0.1%
Johnson Controls, Inc.	2,900	$208,046
The Goodyear Tire & Rubber Co. (a)	2,600	37,700
		245,746
Automobiles - 0.4%
Ford Motor Co.	27,487	222,370
General Motors Corp.	8,300	276,058
Harley-Davidson, Inc.	3,800	238,450
		736,878
Distributors - 0.1%
Genuine Parts Co.	2,500	107,825
Diversified Consumer Services - 0.1%
Apollo Group, Inc. Class A (a)	2,000	98,480
H&R Block, Inc.	4,700	102,178
		200,658
Hotels, Restaurants & Leisure - 1.6%
Carnival Corp.	6,500	305,695
Darden Restaurants, Inc.	2,100	89,187
Harrah's Entertainment, Inc.	2,700	179,361
Hilton Hotels Corp.	5,600	155,960
International Game Technology	5,000	207,500
Marriott International, Inc. Class A	5,000	193,200
McDonald's Corp.	17,900	700,248
Starbucks Corp. (a)	11,000	374,550
Starwood Hotels & Resorts Worldwide, Inc.	3,200	183,008
Wendy's International, Inc.	1,700	113,900
Wyndham Worldwide Corp. (a)	2,960	82,791
Yum! Brands, Inc.	4,000	208,200
		2,793,600
Household Durables - 0.6%
Centex Corp.	1,700	89,454
D.R. Horton, Inc.	4,000	95,800
Fortune Brands, Inc.	2,200	165,242
Harman International Industries, Inc.	1,000	83,440
KB Home	1,100	48,180
Leggett & Platt, Inc.	2,600	65,078
Lennar Corp. Class A	2,000	90,500
Newell Rubbermaid, Inc.	4,000	113,280
Pulte Homes, Inc.	3,100	98,766
Snap-on, Inc.	800	35,640
The Black & Decker Corp.	1,100	87,285
The Stanley Works	1,200	59,820
Whirlpool Corp.	1,155	97,147
		1,129,632
Internet & Catalog Retail - 0.1%
Amazon.com Inc. (a)	4,600	147,752
Leisure Equipment & Products - 0.2%
Brunswick Corp.	1,400	43,666
Eastman Kodak Co.	4,200	94,080
Hasbro, Inc.	2,400	54,600
Mattel, Inc.	5,500	108,350
		300,696
Media - 3.3%
CBS Corp. Class B	11,350	319,729
Clear Channel Communications, Inc.	7,200	207,720
Comcast Corp. Class A (a)	30,502	1,123,999
Dow Jones & Co., Inc.	900	30,186
Gannett Co., Inc.	3,500	198,905
Interpublic Group of Companies, Inc. (a)	6,423	63,588
Meredith Corp.	600	29,598
News Corp. Class A	34,100	670,065
Omnicom Group, Inc.	2,500	234,000
The E.W. Scripps Co. Class A	1,200	57,516
The McGraw-Hill Companies, Inc.	5,100	295,953
The New York Times Co. Class A	2,100	48,258
The Walt Disney Co.	30,500	942,755
Time Warner, Inc.	59,400	1,082,862
Tribune Co.	2,800	91,616
Univision Communications, Inc. Class A (a)	3,700	127,058
Viacom, Inc. Class B (a)	10,350	384,813
		5,908,621
Multiline Retail - 1.2%
Big Lots, Inc. (a)	1,600	31,696
Dillard's Inc. Class A	900	29,457
Dollar General Corp.	4,600	62,698
Family Dollar Stores, Inc.	2,200	64,328
Federated Department Stores, Inc.	7,976	344,643
J.C. Penney Co. Inc.	3,300	225,687
Kohl's Corp. (a)	4,800	311,616
Nordstrom, Inc.	3,300	139,590
Sears Holdings Corp. (a)	1,201	189,866
Target Corp.	12,500	690,625
		2,090,206
Specialty Retail - 2.0%
AutoNation, Inc. (a)	2,200	45,980
AutoZone, Inc. (a)	800	82,640
Bed Bath & Beyond, Inc. (a)	4,100	156,866
Best Buy Co., Inc.	5,975	320,021
Circuit City Stores, Inc.	2,100	52,731
Limited Brands, Inc.	5,000	132,450
Lowe's Companies. Inc.	22,300	625,738
Office Depot, Inc. (a)	4,100	162,770
OfficeMax Inc.	1,100	44,814
RadioShack Corp.	2,000	38,600
The Sherwin-Williams Co.	1,600	89,248
Staples, Inc.	10,600	257,898
The Gap Inc.	7,850	148,758
The Home Depot, Inc.	30,100	1,091,727
The TJX Cos., Inc.	6,600	184,998
Tiffany & Co.	2,000	66,400
		3,501,639
Textiles, Apparel & Luxury Goods - 0.4%
Coach, Inc. (a)	5,300	182,320
Jones Apparel Group, Inc.	1,600	51,904
Liz Claiborne, Inc.	1,500	59,265
NIKE, Inc. Class B	2,800	245,336
V.F. Corp.	1,300	94,835
		633,660
TOTAL CONSUMER DISCRETIONARY		17,796,913

CONSUMER STAPLES - 9.5%
Beverages - 2.2%
Anheuser-Busch Companies, Inc.	11,200	532,112
Brown-Forman Corp. Class B	1,100	84,315
Coca-Cola Enterprises, Inc.	4,000	83,320
Constellation Brands, Inc. Class A (a)	3,100	89,218
Molson Coors Brewing Co. Class B	700	48,230
PepsiCo, Inc.	24,100	1,572,766
The Coca-Cola Co.	29,700	1,326,996
The Pepsi Bottling Group, Inc.	2,000	71,000
		3,807,957
Food & Staples Retailing - 2.3%
Costco Wholesale Corp.	6,800	337,824
CVS Corp.	12,000	385,440
Safeway, Inc.	6,500	197,275
SUPERVALU, Inc.	3,119	92,478
Sysco Corp.	9,000	301,050
The Kroger Co.	10,500	242,970
Walgreen Co.	14,700	652,533
Wal-Mart Stores, Inc.	35,900	1,770,588
Whole Foods Market, Inc.	2,100	124,803
		4,104,961
Food Products - 1.1%
Archer-Daniels-Midland Co.	9,550	361,754
Campbell Soup Co.	3,400	124,100
ConAgra Foods, Inc.	7,500	183,600
Dean Foods Co. (a)	1,900	79,838
General Mills, Inc.	5,100	288,660
H.J. Heinz Co.	4,800	201,264
Kellogg Co.	3,600	178,272
McCormick & Co., Inc.	1,900	72,162
Sara Lee Corp.	11,100	178,377
The Hershey Company	2,600	138,970
Tyson Foods, Inc. Class A	3,700	58,756
Wm. Wrigley Jr. Co. Class B	3,200	147,392
		2,013,145
Household Products - 2.2%
Colgate-Palmolive Co.	7,500	465,750
Kimberly-Clark Corp.	6,700	437,912
The Clorox Co.	2,200	138,600
The Procter & Gamble Co.	46,322	2,871,038
		3,913,300
Personal Products - 0.2%
Alberto-Culver Co.	1,100	55,649
Avon Products, Inc.	6,500	199,290
The Estee Lauder Cos. Inc. Class A	1,900	76,627
		331,566
Tobacco - 1.5%
Altria Group, Inc.	30,600	2,342,430
Reynolds American, Inc.	2,500	154,925
UST, Inc.	2,300	126,109
		2,623,464
TOTAL CONSUMER STAPLES		16,794,393

ENERGY - 9.3%
Energy Equipment & Services - 1.7%
Baker Hughes, Inc.	4,800	327,360
BJ Services Co.	4,400	132,572
Halliburton Co.	15,000	426,750
Nabors Industries Ltd. (a)	4,600	136,850
National Oilwell Varco, Inc. (a)	2,600	152,230
Noble Corp.	2,000	128,360
Rowan Cos., Inc.	1,600	50,608
Schlumberger Ltd.	17,300	1,073,119
Transocean, Inc. (a)	4,600	336,858
Weatherford International Ltd. (a)	5,000	208,600
		2,973,307
Oil, Gas & Consumable Fuels - 7.6%
Anadarko Petroleum Corp.	6,700	293,661
Apache Corp.	4,822	304,750
Chesapeake Energy Corp.	5,500	159,390
Chevron Corp.	32,038	2,077,985
ConocoPhillips	24,100	1,434,673
CONSOL Energy, Inc.	2,700	85,671
Devon Energy Corp.	6,400	404,160
El Paso Corp.	10,200	139,128
EOG Resources, Inc.	3,500	227,675
Exxon Mobil Corp.	86,800	5,824,280
Hess Corp.	3,500	144,970
Kinder Morgan, Inc.	1,600	167,760
Marathon Oil Corp.	5,260	404,494
Murphy Oil Corp.	2,700	128,385
Occidental Petroleum Corp.	12,600	606,186
Sunoco, Inc.	1,900	118,161
Valero Energy Corp.	8,900	458,083
Williams Cos., Inc.	8,700	207,669
XTO Energy, Inc.	5,333	224,679
		13,411,760
TOTAL ENERGY		16,385,067

FINANCIALS - 22.2%
Capital Markets - 3.7%
Ameriprise Financial, Inc.	3,580	167,902
E*TRADE Financial Corp. (a)	6,200	148,304
Federated Investors, Inc. Class B	1,300	43,953
Franklin Resources, Inc.	2,400	253,800
Janus Capital Group, Inc.	3,000	59,160
Legg Mason, Inc.	1,900	191,634
Lehman Brothers Holdings, Inc.	7,800	576,108
Mellon Financial Corp.	6,000	234,600
Merrill Lynch & Co., Inc.	12,900	1,009,038
Morgan Stanley	15,600	1,137,396
Northern Trust Corp.	2,700	157,761
State Street Corp.	4,800	299,520
T. Rowe Price Group, Inc.	3,800	181,830
The Bank of New York Co., Inc.	11,100	391,386
The Bear Stearns Companies Inc.	1,800	252,180
The Charles Schwab Corp.	15,100	270,290
The Goldman Sachs Group, Inc.	6,300	1,065,771
		6,440,633
Commercial Banks - 4.3%
AmSouth Bancorp	5,000	145,200
BB&T Corp.	7,800	341,484
Comerica, Inc.	2,400	136,608
Commerce Bancorp Inc. (NJ)	2,700	99,117
Compass Bancshares, Inc.	1,900	108,262
Fifth Third Bancorp	8,150	310,352
First Horizon National Corp.	1,800	68,418
Huntington Bancshares, Inc.	3,500	83,755
KeyCorp	5,900	220,896
M&T Bank Corp.	1,100	131,956
Marshall & Ilsley Corp.	3,700	178,266
National City Corp.	8,800	322,080
North Fork Bancorporation, Inc.	6,800	194,752
PNC Financial Services Group, Inc.	4,300	311,492
Regions Financial Corp.	6,668	245,316
SunTrust Banks Inc.	5,300	409,584
Synovus Financial Corp.	4,700	138,039
U.S. Bancorp	25,890	860,066
Wachovia Corp.	23,195	1,294,281
Wells Fargo & Co.	49,100	1,776,438
Zions Bancorporation	1,600	127,696
		7,504,058
Consumer Finance - 0.9%
American Express Co.	17,700	992,616
Capital One Financial Corp.	4,500	353,970
SLM Corp.	6,000	311,880
		1,658,466
Diversified Financial Services - 5.7%
Bank of America Corp.	66,062	3,538,941
Chicago Mercantile Exchange Holdings, Inc.	500	239,125
CIT Group, Inc.	2,900	141,027
Citigroup, Inc.	72,169	3,584,634
JPMorgan Chase & Co.	50,652	2,378,618
Moody's Corp.	3,500	228,830
		10,111,175
Insurance - 4.8%
ACE Ltd.	4,700	257,231
AFLAC, Inc.	7,200	329,472
Ambac Financial Group, Inc.	1,500	124,125
American International Group, Inc.	37,900	2,511,254
Aon Corp.	4,600	155,802
Cincinnati Financial Corp.	2,566	123,322
Genworth Financial, Inc. Class A	6,600	231,066
Lincoln National Corp.	4,186	259,867
Loews Corp.	6,700	253,930
Marsh & McLennan Companies, Inc.	8,000	225,200
MBIA, Inc.	2,000	122,880
MetLife, Inc.	11,100	629,148
Principal Financial Group, Inc.	3,900	211,692
Prudential Financial, Inc.	7,100	541,375
Safeco Corp.	1,700	100,181
The Allstate Corp.	9,200	577,116
The Chubb Corp.	6,000	311,760
The Hartford Financial Services Group, Inc.	4,400	381,700
The Progressive Corp.	11,300	277,302
The St. Paul Travelers Companies, Inc.	10,059	471,666
Torchmark Corp.	1,400	88,354
UnumProvident Corp.	5,000	96,950
XL Capital Ltd. Class A	2,600	178,620
		8,460,013
Real Estate Investment Trusts - 1.1%
Apartment Investment & Management Co. Class A	1,400	76,174
Archstone-Smith Trust	3,100	168,764
Boston Properties, Inc.	1,700	175,678
Equity Office Properties Trust	5,100	202,776
Equity Residential	4,200	212,436
Kimco Realty Corp.	3,200	137,184
Plum Creek Timber Co. Inc.	2,600	88,504
ProLogis	3,600	205,416
Public Storage, Inc.	1,600	137,584
Simon Property Group, Inc.	3,200	289,984
Vornado Realty Trust	1,800	196,200
		1,890,700
Real Estate Management & Development - 0.1%
Realogy Corp. (a)	3,700	83,916
Thrifts & Mortgage Finance - 1.6%
Countrywide Financial Corp.	8,898	311,786
Fannie Mae	14,100	788,331
Freddie Mac	10,100	669,933
Golden West Financial Corp.	3,900	301,275
MGIC Investment Corp.	1,200	71,964
Sovereign Bancorp, Inc.	5,270	113,358
Washington Mutual, Inc.	14,052	610,840
		2,867,487
TOTAL FINANCIALS		39,016,448

HEALTH CARE - 12.6%
Biotechnology - 1.3%
Amgen, Inc. (a)	17,106	1,223,592
Biogen Idec, Inc. (a)	5,045	225,411
Genzyme Corp. (a)	3,800	256,386
Gilead Sciences, Inc. (a)	6,700	460,290
MedImmune, Inc. (a)	3,500	102,235
		2,267,914
Health Care Equipment & Supplies - 1.5%
Bausch & Lomb, Inc.	800	40,104
Baxter International, Inc.	9,500	431,870
Becton, Dickinson & Co.	3,600	254,412
Biomet, Inc.	3,600	115,884
Boston Scientific Corp. (a)	17,203	254,432
C.R. Bard, Inc.	1,500	112,500
Hospira, Inc. (a)	2,310	88,404
Medtronic, Inc.	16,800	780,192
St. Jude Medical, Inc. (a)	5,100	179,979
Stryker Corp.	4,300	213,237
Zimmer Holdings, Inc. (a)	3,570	240,975
		2,711,989
Health Care Providers & Services - 2.7%
Aetna, Inc.	8,000	316,400
AmerisourceBergen Corp.	2,900	131,080
Cardinal Health, Inc.	5,900	387,866
Caremark Rx, Inc.	6,200	351,354
CIGNA Corp.	1,600	186,112
Coventry Health Care, Inc. (a)	2,300	118,496
Express Scripts, Inc. (a)	2,000	150,980
HCA, Inc.	6,200	309,318
Health Management Associates, Inc. Class A	3,500	73,150
Humana, Inc. (a)	2,400	158,616
Laboratory Corp. Of America Holdings (a)	1,800	118,026
Manor Care, Inc.	1,100	57,508
McKesson Corp.	4,400	231,968
MedcoHealth Solutions, Inc. (a)	4,288	257,751
Patterson Cos., Inc. (a)	2,000	67,220
Quest Diagnostics, Inc.	2,400	146,784
Tenet Healthcare Corp. (a)	6,850	55,759
UnitedHealth Group, Inc.	19,700	969,240
WellPoint, Inc. (a)	9,000	693,450
		4,781,078
Health Care Technology - 0.1%
IMS Health, Inc.	2,900	77,256
Life Sciences Tools & Services - 0.2%
Applera Corp - Applied Biosystems Group	2,700	89,397
Fisher Scientific International, Inc. (a)	1,800	140,832
Millipore Corp. (a)	800	49,040
PerkinElmer, Inc.	1,800	34,074
Thermo Electron Corp. (a)	2,300	90,459
Waters Corp. (a)	1,500	67,920
		471,722
Pharmaceuticals - 6.8%
Abbott Laboratories	22,300	1,082,888
Allergan, Inc.	2,200	247,742
Barr Pharmaceuticals, Inc. (a)	1,600	83,104
Bristol-Myers Squibb Co.	28,700	715,204
Eli Lilly & Co.	14,400	820,800
Forest Laboratories, Inc. Class A (a)	4,600	232,806
Johnson & Johnson	42,700	2,772,938
King Pharmaceuticals, Inc. (a)	3,600	61,308
Merck & Co., Inc.	31,800	1,332,420
Mylan Laboratories Inc.	3,100	62,403
Pfizer, Inc.	106,430	3,018,355
Schering-Plough Corp.	21,600	477,144
Watson Pharmaceuticals, Inc. (a)	1,500	39,255
Wyeth	19,600	996,464
		11,942,831
TOTAL HEALTH CARE		22,252,790

INDUSTRIALS - 10.9%
Aerospace & Defense - 2.4%
General Dynamics Corp.	5,900	422,853
Goodrich Corp.	1,800	72,936
Honeywell International, Inc.	12,000	490,800
L-3 Communications Holdings, Inc.	1,800	140,994
Lockheed Martin Corp.	5,200	447,512
Northrop Grumman Corp.	5,000	340,350
Raytheon Co.	6,600	316,866
Rockwell Collins, Inc.	2,500	137,100
The Boeing Co.	11,600	914,660
United Technologies Corp.	14,800	937,580
		4,221,651
Air Freight & Logistics - 0.9%
FedEx Corp.	4,500	489,060
United Parcel Service, Inc. Class B	15,800	1,136,652
		1,625,712
Airlines - 0.1%
Southwest Airlines Co.	11,500	191,590
Building Products - 0.2%
American Standard Companies, Inc.	2,500	104,925
Masco Corp.	5,800	159,036
		263,961
Commercial Services & Supplies - 0.5%
Allied Waste Industries, Inc. (a)	3,700	41,699
Avery Dennison Corp.	1,400	84,238
Cintas Corp.	2,000	81,660
Equifax, Inc.	1,800	66,078
Monster Worldwide, Inc. (a)	1,900	68,761
Pitney Bowes, Inc.	3,200	141,984
R.R. Donnelley & Sons Co.	3,200	105,472
Robert Half International, Inc.	2,500	84,925
Waste Management, Inc.	7,900	289,772
		964,589
Construction & Engineering - 0.1%
Fluor Corp.	1,300	99,957
Electrical Equipment - 0.5%
American Power Conversion Corp.	2,500	54,900
Cooper Industries Ltd. Class A	1,300	110,786
Emerson Electric Co.	6,000	503,160
Rockwell Automation, Inc.	2,600	151,060
		819,906
Industrial Conglomerates - 4.0%
3M Co.	11,000	818,620
General Electric Co.	150,700	5,319,710
Textron, Inc.	1,800	157,500
Tyco International Ltd.	29,400	822,906
		7,118,736
Machinery - 1.5%
Caterpillar, Inc.	9,600	631,680
Cummins, Inc.	800	95,384
Danaher Corp.	3,500	240,345
Deere & Co.	3,400	285,294
Dover Corp.	3,000	142,320
Eaton Corp.	2,200	151,470
Illinois Tool Works, Inc.	6,100	273,890
Ingersoll-Rand Co. Ltd. Class A	4,700	178,506
ITT Industries, Inc.	2,700	138,429
Navistar International Corp. (a)	900	23,238
PACCAR, Inc.	3,675	209,549
Pall Corp.	1,800	55,458
Parker Hannifin Corp.	1,800	139,914
		2,565,477
Road & Rail - 0.7%
Burlington Northern Santa Fe Corp.	5,300	389,232
CSX Corp.	6,500	213,395
Norfolk Southern Corp.	6,000	264,300
Ryder System, Inc.	900	46,512
Union Pacific Corp.	3,900	343,200
		1,256,639
Trading Companies & Distributors - 0.0%
W.W. Grainger, Inc.	1,100	73,722

TOTAL INDUSTRIALS		19,201,940

INFORMATION TECHNOLOGY - 15.2%
Communications Equipment - 2.9%
ADC Telecommunications Inc. (a)	1,757	26,355
Andrew Corp. (a)	2,300	21,229
Avaya, Inc. (a)	6,701	76,659
Ciena Corp. (a)	1,242	33,845
Cisco Systems, Inc. (a)	89,100	2,049,300
Comverse Technology, Inc. (a)	2,900	62,176
Corning, Inc. (a)	22,800	556,548
JDS Uniphase Corp. (a)	24,600	53,874
Juniper Networks, Inc. (a)	8,300	143,424
Lucent Technologies, Inc. (a)	65,400	153,036
Motorola, Inc.	35,800	895,000
QUALCOMM, Inc.	24,100	876,035
Tellabs, Inc. (a)	6,500	71,240
		5,018,721
Computers & Peripherals - 3.6%
Apple Computer, Inc. (a)	12,400	955,172
Dell, Inc. (a)	33,200	758,288
EMC Corp. (a)	33,600	402,528
Hewlett-Packard Co.	40,000	1,467,600
International Business Machines Corp.	22,200	1,819,068
Lexmark International, Inc. Class A (a)	1,500	86,490
NCR Corp. (a)	2,600	102,648
Network Appliance, Inc. (a)	5,400	199,854
QLogic Corp. (a)	2,300	43,470
SanDisk Corp. (a)	2,900	155,266
Sun Microsystems, Inc. (a)	51,200	254,464
		6,244,848
Electronic Equipment & Instruments - 0.3%
Agilent Technologies, Inc. (a)	6,000	196,140
Jabil Circuit, Inc.	2,700	77,139
Molex, Inc.	2,100	81,837
Sanmina-SCI Corporation (a)	7,800	29,172
Solectron Corp. (a)	13,400	43,684
Symbol Technologies, Inc.	3,700	54,982
Tektronix, Inc.	1,200	34,716
		517,670
Internet Software & Services - 1.3%
eBay, Inc. (a)	17,100	484,956
Google, Inc. Class A (a)	3,075	1,235,843
VeriSign, Inc. (a)	3,600	72,720
Yahoo!, Inc. (a)	18,100	457,568
		2,251,087
IT Services - 0.9%
Affiliated Computer Services, Inc. Class A (a)	1,700	88,162
Automatic Data Processing, Inc.	8,100	383,454
Computer Sciences Corp. (a)	2,500	122,800
Convergys Corp. (a)	2,000	41,300
Electronic Data Systems Corp.	7,600	186,352
First Data Corp.	11,147	468,174
Fiserv, Inc. (a)	2,500	117,725
Paychex, Inc.	4,900	180,565
Sabre Holdings Corp. Class A	1,900	44,441
Unisys Corp. (a)	5,000	28,300
		1,661,273
Office Electronics - 0.1%
Xerox Corp. (a)	14,300	222,508
Semiconductor & Semiconductor Equipment - 2.7%
Advanced Micro Devices, Inc. (a)	7,100	176,435
Altera Corp. (a)	5,200	95,576
Analog Devices, Inc.	5,200	152,828
Applied Materials, Inc.	20,300	359,919
Broadcom Corp. Class A (a)	6,850	207,829
Freescale Semiconductor, Inc. Class B (a)	5,917	224,905
Intel Corp.	84,200	1,731,994
KLA-Tencor Corp.	2,900	128,963
Linear Technology Corp.	4,400	136,928
LSI Logic Corp. (a)	5,800	47,676
Maxim Integrated Products, Inc.	4,700	131,929
Micron Technology, Inc. (a)	10,600	184,440
National Semiconductor Corp.	4,300	101,179
Novellus Systems, Inc. (a)	1,800	49,788
NVIDIA Corp. (a)	5,100	150,909
PMC - Sierra, Inc. (a)	3,000	17,820
Teradyne, Inc. (a)	2,900	38,164
Texas Instruments, Inc.	22,400	744,800
Xilinx, Inc.	5,000	109,750
		4,791,832
Software - 3.4%
Adobe Systems, Inc. (a)	8,500	318,325
Autodesk, Inc. (a)	3,400	118,252
BMC Software, Inc. (a)	3,000	81,660
CA, Inc.	6,000	142,140
Citrix Systems, Inc. (a)	2,700	97,767
Compuware Corp. (a)	5,400	42,066
Electronic Arts, Inc. (a)	4,500	250,560
Intuit, Inc. (a)	5,000	160,450
Microsoft Corp.	126,100	3,446,313
Novell, Inc. (a)	4,900	29,988
Oracle Corp. (a)	58,900	1,044,886
Parametric Technology Corp. (a)	1,660	28,984
Symantec Corp. (a)	14,394	306,304
		6,067,695
TOTAL INFORMATION TECHNOLOGY		26,775,634

MATERIALS - 2.9%
Chemicals - 1.5%
Air Products and Chemicals, Inc.	3,200	212,384
Ashland Inc.	900	57,402
E.I. du Pont de Nemours & Co.	13,500	578,340
Eastman Chemical Co.	1,200	64,824
Ecolab, Inc.	2,600	111,332
Hercules, Inc. (a)	1,700	26,809
International Flavors & Fragrances, Inc.	1,200	47,448
Monsanto Co.	7,886	370,721
PPG Industries, Inc.	2,400	160,992
Praxair, Inc.	4,700	278,052
Rohm & Haas Co.	2,100	99,435
Sigma-Aldrich Corp.	1,000	75,670
The Dow Chemical Co.	14,000	545,720
		2,629,129
Construction Materials - 0.1%
Vulcan Materials Co.	1,400	109,550
Containers & Packaging - 0.2%
Ball Corp.	1,500	60,675
Bemis Co., Inc	1,500	49,290
Pactiv Corp. (a)	2,000	56,840
Sealed Air Corp.	1,200	64,944
Temple-Inland, Inc.	1,600	64,160
		295,909
Metals & Mining - 0.8%
Alcoa, Inc.	12,700	356,108
Allegheny Technologies, Inc.	1,500	93,285
Freeport-McMoRan Copper & Gold, Inc. Class B	2,900	154,454
Newmont Mining Corp.	6,600	282,150
Nucor Corp.	4,500	222,705
Phelps Dodge Corp.	3,000	254,100
United States Steel Corp.	1,800	103,824
		1,466,626
Paper & Forest Products - 0.3%
International Paper Co.	6,600	228,558
Louisiana-Pacific Corp.	1,500	28,155
MeadWestvaco Corp.	2,600	68,926
Weyerhaeuser Co.	3,600	221,508
		547,147
TOTAL MATERIALS		5,048,361

TELECOMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 2.9%
AT&T Inc.	56,661	1,844,882
BellSouth Corp.	26,500	1,132,875
CenturyTel, Inc.	1,700	67,439
Citizens Communications Co.	4,700	65,988
Embarq Corp.	2,151	104,044
Qwest Communications International, Inc. (a)	23,400	204,048
Verizon Communications, Inc.	42,300	1,570,599
Windstream Corp.	6,896	90,958
		5,080,833
Wireless Telecommunication Services - 0.6%
ALLTEL Corp.	5,700	316,350
Sprint Nextel Corp.	43,632	748,289
		1,064,639
TOTAL TELECOMMUNICATION SERVICES		6,145,472

UTILITIES - 3.4%
Electric Utilities - 1.5%
Allegheny Energy, Inc. (a)	2,400	96,408
American Electric Power Co., Inc.	5,700	207,309
Edison International	4,800	199,872
Entergy Corp.	3,000	234,690
Exelon Corp.	9,800	593,292
FirstEnergy Corp.	4,800	268,128
FPL Group, Inc.	5,900	265,500
Pinnacle West Capital Corp.	1,500	67,575
PPL Corp.	5,600	184,240
Progress Energy, Inc.	3,700	167,906
The Southern Co.	10,800	372,168
		2,657,088
Gas Utilities - 0.0%
Nicor, Inc.	600	25,656
Peoples Energy Corp.	600	24,390
		50,046
Independent Power Producers & Energy Traders - 0.5%
Constellation Energy Group, Inc.	2,600	153,920
Dynegy, Inc. Class A (a)	5,500	30,470
The AES Corp. (a)	9,700	197,783
TXU Corp.	6,700	418,884
		801,057
Multi-Utilities - 1.4%
Ameren Corp.	3,000	158,370
CenterPoint Energy, Inc.	4,500	64,440
CMS Energy Corp. (a)	3,200	46,208
Consolidated Edison, Inc.	3,600	166,320
Dominion Resources Inc.	5,200	397,748
DTE Energy Co.	2,600	107,926
Duke Energy Corp.	18,336	553,747
KeySpan Corp.	2,600	106,964
NiSource, Inc.	4,000	86,960
PG&E Corp.	5,100	212,415
Public Service Enterprise Group, Inc.	3,700	226,403
Sempra Energy	3,800	190,950
TECO Energy, Inc.	3,000	46,950
Xcel Energy, Inc.	5,900	121,835
		2,487,236
TOTAL UTILITIES		5,995,427
TOTAL COMMON STOCKS (Cost $153,611,158)		$175,412,445

		Fair
EXCHANGE TRADED FUNDS - 0.2%	Shares	Value
Standard & Poor's Depositary Receipts (SPDRs)	3,225	$430,795
TOTAL EXCHANGE TRADED FUNDS (Cost $428,945)		$430,795

	Face	Fair
SHORT-TERM NOTES - 0.1%	Amount	Value
General Electric Capital Corp.
5.230%, 10/02/2006	$181,000	$180,974
TOTAL SHORT-TERM NOTES (Cost $180,973)		$180,974

Total Investments (Cost $154,221,076) (b) - 99.9%		$176,024,214
Other Assets in Excess of Liabilities - 0.1%		89,077
TOTAL NET ASSETS - 100.0%		$176,113,291

Percentages are stated as a percent of net assets.

(a) Non Income Producing.
(b) Represents cost for financial reporting purposes, which differs from cost basis for Federal income tax purposes. See also Note 3 of the Notes to the Schedule of Investments.

Schedule of Investments
September 30, 2006 (Unaudited)
Ohio National Fund, Inc. - Blue Chip Portfolio

		Fair
COMMON STOCKS - 94.8%	Shares	Value
CONSUMER DISCRETIONARY - 15.2%
Auto Components - 1.5%
The Goodyear Tire & Rubber Co. (a)	30,700	$445,150
Automobiles - 0.5%
Ford Motor Co.	18,300	148,047
Hotels, Restaurants & Leisure - 2.7%
McDonald's Corp.	20,600	805,872
Leisure Equipment & Products - 1.6%
Mattel, Inc.	24,200	476,740
Media - 3.3%
Gannett Co., Inc.	17,500	994,525
Specialty Retail - 3.6%
The Gap Inc.	24,700	468,065
The Home Depot, Inc.	16,300	591,201
		1,059,266
Textiles, Apparel & Luxury Goods - 2.0%
Jones Apparel Group, Inc.	18,100	587,164
TOTAL CONSUMER DISCRETIONARY		4,516,764

CONSUMER STAPLES - 8.8%
Beverages - 1.3%
The Coca-Cola Co.	8,600	384,248
Food Products - 6.1%
General Mills, Inc.	8,000	452,800
Kraft Foods, Inc. Class A	17,100	609,786
Sara Lee Corp.	28,700	461,209
Smithfield Foods, Inc. (a)	200	5,404
Tyson Foods, Inc. Class A	18,400	292,192
		1,821,391
Tobacco - 1.4%
Altria Group, Inc.	5,300	405,715
TOTAL CONSUMER STAPLES		2,611,354

ENERGY - 8.9%
Oil, Gas & Consumable Fuels - 8.9%
Apache Corp.	8,900	562,480
BP PLC - ADR	3,800	249,204
Chevron Corp.	11,800	765,348
Exxon Mobil Corp.	9,012	604,705
Total SA - ADR	6,900	454,986
TOTAL ENERGY		2,636,723

FINANCIALS - 29.3%
Capital Markets - 3.4%
Merrill Lynch & Co., Inc.	2,800	219,016
Morgan Stanley	6,600	481,206
The Bank of New York Co., Inc.	8,600	303,236
		1,003,458
Commercial Banks - 3.0%
Wachovia Corp.	10,700	597,060
Wells Fargo & Co.	8,100	293,058
		890,118
Diversified Financial Services - 6.3%
Bank of America Corp.	11,765	630,251
Citigroup, Inc.	24,833	1,233,455
		1,863,706
Insurance - 12.8%
ACE Ltd.	10,800	591,084
American International Group, Inc.	11,500	761,990
MBIA, Inc.	14,500	890,880
Nationwide Financial Services, Inc. Class A	5,400	259,740
The Allstate Corp.	14,500	909,585
XL Capital Ltd. Class A	5,700	391,590
		3,804,869
Thrifts & Mortgage Finance - 3.8%
Freddie Mac	17,200	1,140,876
TOTAL FINANCIALS		8,703,027

HEALTH CARE - 7.9%
Biotechnology - 0.5%
Amgen, Inc. (a)	2,000	143,060
Health Care Equipment & Supplies - 0.7%
Boston Scientific Corp. (a)	13,900	205,581
Health Care Providers & Services - 1.4%
Cardinal Health, Inc.	6,300	414,162
Pharmaceuticals - 5.3%
Forest Laboratories, Inc. Class A (a)	9,300	470,673
Johnson & Johnson	9,200	597,448
Pfizer, Inc.	5,200	147,472
Wyeth	7,100	360,964
		1,576,557
TOTAL HEALTH CARE		2,339,360

INDUSTRIALS - 6.0%
Aerospace & Defense - 3.6%
Northrop Grumman Corp.	8,656	589,214
United Technologies Corp.	7,900	500,465
		1,089,679
Commercial Services & Supplies - 1.1%
Waste Management, Inc.	8,900	326,452
Machinery - 1.3%
Deere & Co.	4,500	377,595
TOTAL INDUSTRIALS		1,793,726

INFORMATION TECHNOLOGY - 9.7%
Computers & Peripherals - 4.9%
International Business Machines Corp.	10,800	884,952
Lexmark International, Inc. Class A (a)	10,000	576,600
		1,461,552
IT Services - 1.5%
Fiserv, Inc. (a)	9,500	447,355
Office Electronics - 2.3%
Xerox Corp. (a)	44,400	690,864
Semiconductor & Semiconductor Equipment - 1.0%
Applied Materials, Inc.	16,200	287,226
TOTAL INFORMATION TECHNOLOGY		2,886,997

MATERIALS - 1.0%
Chemicals - 1.0%
PPG Industries, Inc.	4,400	295,152
TOTAL MATERIALS		295,152

TELECOMMUNICATION SERVICES - 6.2%
Diversified Telecommunication Services - 6.2%
AT&T Inc.	15,500	504,680
Verizon Communications, Inc.	31,630	1,174,422
Windstream Corp.	11,606	153,083
TOTAL TELECOMMUNICATION SERVICES		1,832,185

UTILITIES - 1.8%
Electric Utilities - 1.8%
American Electric Power Co., Inc.	7,400	269,138
Edison International	6,800	283,152
TOTAL UTILITIES		552,290
TOTAL COMMON STOCKS (Cost $25,272,259)		$28,167,578

	Face	Fair
REPURCHASE AGREEMENTS - 6.7%	Amount	Value
U.S. Bank 4.100% 10/02/2006	$1,970,000	$1,970,000
Repurchase price $1,970,673
Collateralized by:
Federal Home Loan Mortgage Corp. Gold Pool
#G01505 5.000%, 01/01/2033
Fair Value: $491,511
Federal Home Loan Mortgage Corp. Gold Pool
#E99430 4.500%, 09/01/2018
Fair Value: $20,760
Federal National Mortgage Association Pool
#555421 5.000%, 05/01/2033
Fair Value: $50,709
Federal Home Loan Mortgage Corp.
Series #2694-UF 6.830%, 10/15/2033
Fair Value: $133,385
Federal National Mortgage Association Pool
#682318 4.500%, 09/01/2033
Fair Value: $1,162,436
Federal National Mortgage Association Pool
#729590 4.500%, 07/01/2018
Fair Value: $150,543
TOTAL REPURCHASE AGREEMENTS (Cost $1,970,000)		$1,970,000

Total Investments (Cost $27,242,259) (b) - 101.5%		$30,137,578
Liabilities in Excess of Other Assets - (1.5)%		(433,808)
TOTAL NET ASSETS - 100.0%		$29,703,770

Percentages are stated as a percent of net assets.

ADR American Depository Receipt
(a) Non Income Producing.
(b) Represents cost for financial reporting purposes, which differs from cost basis for Federal income tax purposes. See also Note 3 of the Notes to the Schedule of Investments.

Schedule of Investments
September 30, 2006 (Unaudited)
Ohio National Fund, Inc. - High Income Bond Portfolio

	Face	Fair
CORPORATE BONDS - 94.2%	Amount	Value
CONSUMER DISCRETIONARY - 30.4%
Auto Components - 1.8%
Collins & Aikman Floorcoverings, Inc.
9.750%, 02/15/2010	$100,000	$100,000
Cooper-Standard Automotive Inc.
8.375%, 12/15/2014	225,000	166,500
Hawk Corp.
8.750%, 11/01/2014	100,000	99,500
Stanadyne Holdings, Inc.
0.000% to 08/15/2009 then 12.000% 02/15/2015	125,000	83,125
Stanadyne Corp.
10.000%, 08/15/2014	125,000	126,875
Tenneco Automotive, Inc.
8.625%, 11/15/2014	125,000	124,062
TRW Automotive Inc.
9.375%, 02/15/2013	100,000	107,000
11.000%, 02/15/2013	123,000	134,685
United Components, Inc.
9.375%, 06/15/2013	275,000	273,625
		1,215,372
Automobiles - 0.7%
Ford Motor Co.
7.450%, 07/16/2031	250,000	194,375
General Motors Corp.
7.125%, 07/15/2013	75,000	66,281
8.375%, 07/15/2033	225,000	195,750
		456,406
Distributors - 0.3%
Baker & Taylor Inc.
11.500%, 07/01/2013 (b)	200,000	198,000
Diversified Consumer Services - 1.1%
Education Management LLC
10.250%, 06/01/2016 (b)	325,000	333,938
Knowledge Learning Corp.
7.750%, 02/01/2015 (b)	425,000	399,500
		733,438
Hotels, Restaurants & Leisure - 8.3%
155 East Tropicana, LLC/ 155 East Tropicana Finance Corp.
8.750%, 04/01/2012	200,000	169,000
Boyd Gaming Corp.
8.750%, 04/15/2012	100,000	105,500
7.750%, 12/15/2012	50,000	51,562
7.125%, 02/01/2016	125,000	121,562
Caesars Entertainment, Inc.
7.875%, 03/15/2010	150,000	156,750
8.125%, 05/15/2011	275,000	291,500
Dave & Busters, Inc.
11.250%, 03/15/2014 (b)	100,000	95,500
EPL Finance Corp.
11.750%, 11/15/2013 (b)	125,000	139,375
Galaxy Entertainment Finance Co. Ltd.
9.875%, 12/15/2012 (b)	300,000	315,375
Gaylord Entertainment Co.
8.000%, 11/15/2013	75,000	76,687
6.750%, 11/15/2014	175,000	168,219
Herbst Gaming, Inc.
7.000%, 11/15/2014	150,000	146,250
Intrawest Corp.
7.500%, 10/15/2013	175,000	188,781
Jacobs Entertainment, Inc.
9.750%, 06/15/2014 (b)	150,000	149,250
Landry's Restaurants, Inc.
7.500%, 12/15/2014	200,000	192,500
Mandalay Resort Group
10.250%, 08/01/2007	175,000	181,563
9.375%, 02/15/2010	190,000	204,013
MGM Mirage Inc.
9.750%, 06/01/2007	150,000	154,312
6.000%, 10/01/2009	25,000	24,812
8.500%, 09/15/2010	75,000	80,156
8.375%, 02/01/2011	100,000	104,755
5.875%, 02/27/2014	150,000	139,687
6.625%, 07/15/2015	150,000	144,750
MTR Gaming Group, Inc.
9.750%, 04/01/2010	100,000	105,750
9.000%, 06/01/2012 (b)	150,000	151,500
Penn National Gaming Inc.
6.750%, 03/01/2015	225,000	220,219
Royal Caribbean Cruises Ltd.
7.250%, 06/15/2016	275,000	279,324
8.000%, 05/15/2010	75,000	79,855
San Pasqual Casino Development Group
8.000%, 09/15/2013 (b)	125,000	127,813
Starwood Hotels & Resorts Worldwide, Inc.
7.375%, 05/01/2007	150,000	151,688
7.875%, 05/01/2012	75,000	79,125
Station Casinos, Inc.
6.000%, 04/01/2012	125,000	121,250
6.500%, 02/01/2014	100,000	94,125
7.750%, 08/15/2016	175,000	182,438
Tunica-Biloxi Gaming Authority
9.000%, 11/15/2015 (b)	150,000	156,750
Universal City Development Partners, Ltd./UCDP Finance, Inc.
11.750%, 04/01/2010	200,000	216,500
Universal City Florida Holding Co. I
10.239%, 05/01/2010 (c)	50,000	51,625
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
6.625%, 12/01/2014	250,000	243,750
		5,663,571
Household Durables - 1.5%
American Greetings Corp.
7.375%, 06/01/2016	325,000	331,500
Ames True Temper, Inc.
10.000%, 07/15/2012	125,000	107,813
Da-Lite Screen Co, Inc.
9.500%, 05/15/2011	150,000	158,625
Norcraft Companies L.P.
9.000%, 11/01/2011	75,000	76,406
Norcraft Holdings L.P./Norcraft Capital Capital Corp.
0.000% to 09/01/2008 then 9.750% 09/01/2012	225,000	183,375
Sealy Mattress Co.
8.250%, 06/15/2014	100,000	102,500
Tempur-Pedic, Inc/Tempur Production USA, Inc.
10.250%, 08/15/2010	83,000	87,461
		1,047,680
Leisure Equipment & Products - 2.1%
Jostens Holding Corp.
0.000% to 12/01/2008 then 10.250% 12/01/2013	375,000	311,250
Jostens IH Corp.
7.625%, 10/01/2012	500,000	505,000
Steinway Musical Instruments, Inc.
7.000%, 03/01/2014 (b)	150,000	147,750
True Temper Sports, Inc.
8.375%, 09/15/2011	275,000	247,500
Visant Holding Corp. (b)
8.750% 12/01/2013	250,000	252,813
		1,464,313
Media - 12.6%
AAC Group Holding Corp.
0.000% to 10/01/2008 then 10.250% 10/01/2012	225,000	187,875
Advanstar Communications Inc.
12.000%, 02/15/2011	150,000	158,625
Advanstar, Inc. Series B
15.000%, 10/15/2011	100,000	105,000
Affinity Group, Inc.
9.000%, 02/15/2012	75,000	75,375
AMC Entertainment Inc.
9.875%, 02/01/2012	125,000	129,062
American Achievement Group Holdings Corp.
12.750%, 10/01/2012 (b)	100,000	105,000
American Achievement Corp.
8.250%, 04/01/2012	100,000	101,500
CBD Media Holdings LLC/CBD Holdings Finance, Inc.
9.250%, 07/15/2012	200,000	198,000
CBD Media, Inc./CBD Finance Inc.
8.625%, 06/01/2011	125,000	123,750
CCH I LLC / CCH I Holdings LLC
9.920%, 04/01/2014	99,000	68,186
11.000%, 10/01/2015	78,000	71,370
Charter Communications Holdings II LLC
10.250%, 09/15/2010	525,000	538,125
Cinemark USA, Inc.
9.000%, 02/01/2013	50,000	52,125
Cinemark, Inc.
0.000% to 03/15/2009 the 9.750% 03/15/2014	275,000	220,687
CSC Holdings, Inc.
7.250%, 07/15/2008	150,000	152,250
8.125%, 07/15/2009	100,000	104,000
8.125%, 08/15/2009	200,000	208,250
7.250%, 04/15/2012 (b)	50,000	50,062
Dex Media East LLC/Dex Media East Finance Co.
12.125%, 11/15/2012	130,000	145,762
Dex Media West LLC/Dex Media Finance Co.
9.875%, 08/15/2013	297,000	322,245
Dex Media, Inc.
0.000% to 11/15/2008 then 9.000% 11/15/2013	275,000	233,062
DirecTV Holdings LLC/DirecTV Finance Co., Inc.
8.375%, 03/15/2013	146,000	152,023
6.375%, 06/15/2015	200,000	189,000
EchoStar DBS Corp.
5.750%, 10/01/2008	200,000	198,750
6.625%, 10/01/2014	325,000	309,969
Houghton Mifflin Co.
0.000% to 10/15/2008 then 11.500% 10/15/2013	150,000	131,625
Intelsat Bermuda Ltd.
11.250%, 06/15/2016 (b)	625,000	667,188
Intelsat Subsidiary Holding Co.
10.484%, 01/15/2012 (c)	100,000	101,875
8.625%, 01/15/2015	75,000	77,063
Kabel Deutschland GmbH
10.625%, 07/01/2014 (b)	400,000	431,000
Lamar Media Corp.
7.250%, 01/01/2013	50,000	50,563
6.625%, 08/15/2015 (b)	275,000	265,031
6.625%, 08/15/2015	125,000	120,469
LodgeNet Entertainment Corp.
9.500%, 06/15/2013	75,000	80,625
Nielsen Finance LLC/Nielsen Finance Co.
10.000%, 08/01/2014 (b)	75,000	77,906
PanAmSat Corp.
9.000%, 08/15/2014	82,000	85,075
PRIMEDIA, Inc.
8.875%, 05/15/2011	100,000	98,250
Quebecor Media, Inc.
7.750%, 03/15/2016	100,000	100,625
R.H. Donnelley Finance Corp.
6.875%, 01/15/2013	275,000	252,313
8.875%, 01/15/2016	150,000	151,125
R.H. Donnelley Finance Inc.
10.875%, 12/15/2012	100,000	110,500
Rainbow National Services LLC
10.375%, 09/01/2014 (b)	175,000	198,625
Sirius Satellite Radio Inc.
9.625%, 08/01/2013	200,000	196,500
The Reader's Digest Association, Inc.
6.500%, 03/01/2011	175,000	167,125
Videotron Ltee
6.375%, 12/15/2015	100,000	95,250
WDAC Subsidiary Corp.
8.375%, 12/01/2014 (b)	400,000	404,000
XM Satellite Radio, Inc.
9.750%, 05/01/2014 (b)	275,000	265,375
Zeus Special Subsidary Ltd./Intelsat, Ltd.
0.000% to 02/01/2010 then 9.250% 02/01/2015	350,000	255,500
		8,583,661
Multiline Retail - 0.3%
J.C. Penney Co., Inc.
9.000%, 08/01/2012	150,000	173,997
Specialty Retail - 1.6%
Affinity Group, Inc.
10.875%, 02/15/2012	202,833	193,706
AutoNation, Inc.
7.507%, 04/15/2013 (b)(c)	75,000	76,312
7.000%, 04/15/2014 (b)	50,000	50,125
FTD, Inc.
7.750%, 02/15/2014	250,000	247,500
NBC Acquisition Corp.
0.000% to 03/15/2008 then 11.000% 03/15/2013	175,000	130,375
Nebraska Book Co., Inc.
8.625%, 03/15/2012	225,000	212,063
United Auto Group, Inc.
9.625%, 03/15/2012	175,000	186,375
		1,096,456
Textiles, Apparel & Luxury Goods - 0.1%
The Warnaco Group, Inc.
8.875%, 06/15/2013	100,000	104,000
TOTAL CONSUMER DISCRETIONARY		20,736,894

CONSUMER STAPLES - 7.7%
Beverages - 0.6%
Constellation Brands, Inc.
8.000%, 02/15/2008	75,000	77,062
7.250%, 09/01/2016	175,000	177,844
Cott Beverages, Inc.
8.000%, 12/15/2011	150,000	153,750
		408,656
Food & Staples Retailing - 0.9%
Couche-Tard U.S. L.P./Couche-Tard Finance Corp.
7.500%, 12/15/2013	325,000	331,500
GNC Corp.
8.500%, 12/01/2010	250,000	243,750
		575,250
Food Products - 3.8%
ASG Consolidated LLC/ASG Finance Inc.
0.000% to 11/01/2008 then 11.500% 11/01/2011	300,000	262,500
B&G Foods Holding Corp.
8.000%, 10/01/2011	225,000	231,750
Dean Foods Co.
7.000%, 06/01/2016	275,000	276,375
Del Monte Corp.
6.750%, 02/15/2015	400,000	388,000
Eagle Family Foods, Inc.
8.750%, 01/15/2008	75,000	58,500
Eurofresh, Inc.
11.500%, 01/15/2013 (b)	200,000	196,000
Michael Foods, Inc.
8.000%, 11/15/2013	225,000	230,625
Nutro Products Inc.
10.750%, 04/15/2014 (b)	225,000	241,875
Pierre Foods, Inc.
9.875%, 07/15/2012	200,000	204,000
Pilgrim's Pride Corp.
9.250%, 11/15/2013	75,000	77,250
Reddy Ice Holdings, Inc.
0.000% to 11/01/2008 then 10.500% 11/01/2012	225,000	195,750
Smithfield Foods, Inc.
8.000%, 10/15/2009	100,000	105,000
7.750%, 05/15/2013	125,000	129,375
		2,597,000
Household Products - 1.4%
Church & Dwight Co., Inc./Church & Dwight Co.
6.000%, 12/15/2012	350,000	336,875
Jarden Corp.
9.750%, 05/01/2012	300,000	318,000
Rayovac Corp.
8.500%, 10/01/2013	100,000	87,000
Spectrum Brands, Inc.
7.375%, 02/01/2015	258,000	207,690
		949,565
Personal Products - 0.5%
Playtex Products, Inc.
9.375%, 06/01/2011	350,000	367,500
Tobacco - 0.5%
Reynolds American, Inc.
7.750%, 06/01/2018 (b)	325,000	340,963
TOTAL CONSUMER STAPLES		5,238,934

ENERGY - 8.0%
Energy Equipment & Services - 0.3%
Basic Energy Services, Inc.
7.125%, 04/15/2016 (b)	150,000	145,500
Grant Prideco, Inc.
6.125%, 08/15/2015	50,000	48,000
		193,500
Oil, Gas & Consumable Fuels - 7.7%
AmeriGas Partners L.P.
7.250%, 05/20/2015	150,000	150,187
7.125%, 05/20/2016	125,000	123,750
ANR Pipeline Co.
8.875%, 03/15/2010	50,000	52,683
Atlas Pipeline Partners L.P.
8.125%, 12/15/2015	75,000	76,688
Chesapeake Energy Corp.
7.500%, 09/15/2013	175,000	178,500
6.875%, 11/15/2020	450,000	427,500
El Paso Production Holding Co.
7.750%, 06/01/2013	350,000	359,625
El Paso Corp.
6.750%, 05/15/2009	100,000	101,000
7.800%, 08/01/2031	225,000	231,750
Hilcorp Energy I LP/Hilcorp Finance Co.
9.000%, 06/01/2016 (b)	200,000	207,500
Holly Energy Partners L.P.
6.250%, 03/01/2015	275,000	256,094
Inergy L.P./Inergy Finance Corp.
6.875%, 12/15/2014	300,000	288,750
Pacific Energy Partners L.P./Pacific Energy Finance Corp.
7.125%, 06/15/2014	100,000	102,500
6.250%, 09/15/2015	100,000	99,000
Pioneer Natural Rescoures Co.
6.875%, 05/01/2018	300,000	301,288
Pogo Producing Co.
6.625%, 03/15/2015	75,000	72,000
Range Resources Corp.
7.375%, 07/15/2013	125,000	126,250
6.375%, 03/15/2015	100,000	95,500
7.500%, 05/15/2016	150,000	151,500
SemGroup L.P.
8.750%, 11/15/2015 (b)	175,000	177,406
Southern Star Cent Corp.
6.750%, 03/01/2016	50,000	49,375
Tennessee Gas Pipeline Co.
8.375%, 06/15/2032	560,000	645,351
Transcontinental Gas Pipe Line Corp.
8.875%, 07/15/2012	50,000	55,563
6.400%, 04/15/2016 (b)	175,000	173,906
Williams Cos., Inc.
7.625%, 07/15/2019	450,000	470,250
7.875%, 09/01/2021	250,000	262,500
		5,236,416
TOTAL ENERGY		5,429,916

FINANCIALS - 7.1%
Consumer Finance - 2.8%
Ford Motor Credit Co.
9.875%, 08/10/2011	125,000	129,475
7.250%, 10/25/2011	850,000	802,441
General Motors Acceptance Corp.
6.875%, 09/15/2011	400,000	398,292
8.000%, 11/01/2031	575,000	602,871
		1,933,079
Diversified Financial Services - 2.3%
Dow Jones CDX High Yield Pass through Certificates Series 2004-T3
8.000%, 06/29/2010 (b)	450,000	457,269
Dow Jones CDX High Yield Pass through Certificates Series 2005-T3
8.250%, 12/29/2010 (b)	1,000,000	1,025,000
Global Cash Access LLC
8.750%, 03/15/2012	81,000	85,455
		1,567,724
Real Estate Investment Trusts - 1.3%
Host Marriott L.P.
7.125%, 11/01/2013	200,000	203,500
6.375%, 03/15/2015	50,000	48,750
6.750%, 06/01/2016	100,000	99,125
Ventas Realty L.P.
6.625%, 10/15/2014	175,000	176,313
7.125%, 06/01/2015	175,000	180,906
6.500%, 06/01/2016	75,000	74,906
6.750%, 04/01/2017	125,000	126,406
		909,906
Real Estate Management & Development - 0.7%
American Real Estate Partners, L.P./American Real Estate Finance Corp.
7.125%, 02/15/2013	250,000	250,000
CB Richard Ellis Services Inc.
9.750%, 05/15/2010	49,000	52,553
HRP Myrtle Beach Operations LLC
9.818%, 04/01/2012 (b)(c)	150,000	150,375
		452,928
TOTAL FINANCIALS		4,863,637

HEALTH CARE - 6.7%
Health Care Equipment & Supplies - 0.8%
Accellent, Inc.
10.500%, 12/01/2013	250,000	261,250
CDRV Investors, Inc.
0.000% to 01/01/2010 then 9.625% 01/01/2015	375,000	279,375
		540,625
Health Care Providers & Services - 4.2%
AmeriPath, Inc.
10.500%, 04/01/2013	400,000	426,000
AMR HoldCo, Inc./EmCare Holdco, Inc.
10.000%, 02/15/2015	200,000	214,000
Concentra Operating Corp.
9.500%, 08/15/2010	100,000	104,500
CRC Health Corp.
10.750%, 02/01/2016	250,000	261,250
HCA Inc.
8.750%, 09/01/2010	175,000	177,187
6.750%, 07/15/2013	650,000	551,688
6.375%, 01/15/2015	150,000	121,500
7.500%, 11/06/2033	125,000	98,125
National Mentor Holdings, Inc.
11.250%, 07/01/2014 (b)	200,000	209,000
Omnicare, Inc.
6.875%, 12/15/2015	325,000	317,281
Psychiatric Solutions, Inc.
7.750%, 07/15/2015	250,000	245,000
Vanguard Health Holdings Co.
9.000%, 10/01/2014	175,000	170,625
		2,896,156
Life Sciences Tools & Services - 1.5%
Bio-Rad Laboratories, Inc.
6.125%, 12/15/2014	275,000	261,250
Fisher Scientific International, Inc.
6.125%, 07/01/2015	375,000	374,063
VWR International, Inc.
8.000%, 04/15/2014	375,000	380,156
		1,015,469
Pharmaceuticals - 0.2%
Leiner Health Products Inc.
11.000%, 06/01/2012	125,000	121,562
TOTAL HEALTH CARE		4,573,812

INDUSTRIALS - 9.6%
Aerospace & Defense - 1.8%
Alliant Techsystems, Inc.
6.750%, 04/01/2016	300,000	296,250
DRS Technologies, Inc.
6.625%, 02/01/2016	200,000	197,500
K & F Acquisition, Inc.
7.750%, 11/15/2014	150,000	151,125
L-3 Communications Corp.
6.125%, 01/15/2014	350,000	341,250
6.375%, 10/15/2015	225,000	219,937
		1,206,062
Building Products - 1.5%
Brand Services, Inc.
12.000%, 10/15/2012	200,000	225,056
Covalence Specialty Materials Corp.
10.250%, 03/01/2016 (b)	200,000	195,000
Goodman Global Holdings, Inc.
8.329%, 06/15/2012 (c)	35,000	35,569
7.875%, 12/15/2012	125,000	119,687
Neenah Corp.
11.000%, 09/30/2010 (b)	100,000	108,500
Nortek, Inc.
8.500%, 09/01/2014	50,000	47,500
NTK Holdings, Inc.
0.000% to 09/01/2009 then 10.750% 03/01/2014	100,000	69,500
Panolam Industries International, Inc.
10.750%, 10/01/2013 (b)	250,000	253,750
		1,054,562
Commercial Services & Supplies - 2.4%
Allied Waste North America, Inc.
7.125%, 05/15/2016	575,000	569,969
Clean Harbors, Inc.
11.250%, 07/15/2012	65,000	73,450
Danka Business Systems PLC
11.000%, 06/15/2010	50,000	46,250
Insurance Auto Auctions, Inc.
11.000%, 04/01/2013	225,000	225,000
Mobile Services Group, Inc.
9.750%, 08/01/2014 (b)	150,000	154,500
Norcross Safety Products LLC/Norcross Capital Corp.
9.875%, 08/15/2011	100,000	105,500
Safety Products Holdings, Inc.
11.750%, 01/01/2012	172,916	182,426
SGS International, Inc.
12.000%, 12/15/2013	225,000	228,375
The Brickman Group, Ltd.
11.750%, 12/15/2009	75,000	80,438
		1,665,908
Electrical Equipment - 1.1%
ALH Finance LLC/ALH Finance Corp.
8.500%, 01/15/2013	325,000	319,312
ERICO International Corp.
8.875%, 03/01/2012	125,000	130,000
Sensus Metering Systems Inc.
8.625%, 12/15/2013	125,000	122,188
Superior Essex Communications
9.000%, 04/15/2012	175,000	178,500
		750,000
Machinery - 0.7%
Amsted Industries, Inc.
10.250%, 10/15/2011 (b)	50,000	53,750
Case New Holland Inc.
9.250%, 08/01/2011	250,000	266,250
Valmont Industries, Inc.
6.875%, 05/01/2014	125,000	123,437
		443,437
Marine - 0.7%
Stena AB
9.625%, 12/01/2012	250,000	270,000
7.000%, 12/01/2016	225,000	213,188
		483,188
Road & Rail - 0.8%
Hertz Corp.
8.875%, 01/01/2014 (b)	275,000	289,438
10.500%, 01/01/2016 (b)	225,000	248,625
		538,063
Trading Companies & Distributors - 0.6%
American Tire Distributors Holdings Inc.
10.750%, 04/01/2013	100,000	91,750
Interline Brands, Inc.
8.125%, 06/15/2014	250,000	254,375
Mueller Group, Inc.
10.000%, 05/01/2012	49,000	53,471
		399,596
TOTAL INDUSTRIALS		6,540,816

INFORMATION TECHNOLOGY - 4.5%
Communications Equipment - 0.2%
Telex Communications, Inc.
11.500%, 10/15/2008	100,000	106,250
Computers & Peripherals - 0.6%
Seagate Technology HDD Holdings
8.000%, 05/15/2009	100,000	104,001
6.800%, 10/01/2016	200,000	200,000
Smart Modular Technologies (WWH), Inc.
11.008%, 04/01/2012 (c)	114,000	120,840
		424,841
IT Services - 1.1%
iPayment, Inc.
9.750%, 05/15/2014 (b)	200,000	205,000
SunGard Data Systems, Inc.
9.125%, 08/15/2013	200,000	208,000
10.250%, 08/15/2015	300,000	310,500
		723,500
Office Electronics - 1.0%
Xerox Corp.
9.750%, 01/15/2009	175,000	190,313
7.625%, 06/15/2013	100,000	105,500
6.400%, 03/15/2016	200,000	200,000
6.750%, 02/01/2017	175,000	178,500
		674,313
Semiconductor & Semiconductor Equipment - 0.4%
Freescale Semiconductor, Inc.
7.125%, 07/15/2014	175,000	188,563
Magnachip Semiconductor
8.000%, 12/15/2014	150,000	91,875
		280,438
Software - 1.2%
Activant Solutions, Inc.
9.500%, 05/01/2016 (b)	200,000	186,000
Serena Software, Inc.
10.375%, 03/15/2016	200,000	210,500
SS&C Technologies, Inc.
11.750%, 12/01/2013	225,000	237,937
UGS Corp.
10.000%, 06/01/2012	200,000	217,000
		851,437
TOTAL INFORMATION TECHNOLOGY		3,060,779

MATERIALS - 10.4%
Chemicals - 5.1%
BCP Crystal US Holdings Corp.
9.625%, 06/15/2014	150,000	163,500
Chemtura Corp.
6.875%, 06/01/2016	250,000	247,812
Crystal US Holdings 3 LLC/Crystal US Sub3 Corp.
0.000% to 10/01/2009 then 10.500% 10/01/2014	535,000	436,694
Equistar Chemicals L.P./Equistar Funding Corp.
10.125%, 09/01/2008	125,000	132,969
8.750%, 02/15/2009	100,000	104,000
Hexion U.S. Finance Corp/Hexion Nova Scotia Finance, ULC
9.000%, 07/15/2014	350,000	358,750
Huntsman International LLC
10.125%, 07/01/2009	106,000	108,120
Invista
9.250%, 05/01/2012 (b)	275,000	292,188
Koppers Inc.
9.875%, 10/15/2013	151,000	164,212
Lyondell Chemical Co.
9.500%, 12/15/2008	59,000	60,991
8.250%, 09/15/2016	200,000	204,000
Nalco Financial Holdings LLC/Nalco Finance Holdings Inc.
0.000% to 02/01/2009 then 9.000% 02/01/2014	66,000	52,140
Nalco Co.
7.750%, 11/15/2011	150,000	153,750
8.875%, 11/15/2013	225,000	235,688
Nell AF S.A.R.L.
8.375%, 08/15/2015 (b)	350,000	349,125
PQ Corp.
7.500%, 02/15/2013	250,000	238,750
Union Carbide Chemical & Plastics Co, Inc.
7.875%, 04/01/2023	100,000	106,297
Union Carbide Corp.
7.500%, 06/01/2025	50,000	53,714
		3,462,700
Construction Materials - 0.4%
Texas Industries, Inc.
7.250%, 07/15/2013	150,000	150,750
U.S. Concrete, Inc.
8.375%, 04/01/2014	175,000	169,094
		319,844
Containers & Packaging - 3.4%
Ball Corp.
6.625%, 03/15/2018	350,000	344,750
Berry Plastic Holdings Corp.
8.875%, 09/15/2014 (b)	175,000	176,750
Crown Americas Capital Corp.
7.750%, 11/15/2015	325,000	330,687
Graphic Packaging International Corp.
9.500%, 08/15/2013	350,000	359,625
Greif, Inc.
8.875%, 08/01/2012	175,000	183,750
Jefferson Smurfit Corp.
8.250%, 10/01/2012	108,000	103,950
JSG Funding PLC
9.625%, 10/01/2012	250,000	265,000
Owens-Brockway Glass Container Inc.
8.250%, 05/15/2013	150,000	154,500
6.750%, 12/01/2014	125,000	119,375
Owens-Illinois, Inc.
8.100%, 05/15/2007	125,000	126,875
Plastipak Holdings, Inc.
8.500%, 12/15/2015 (b)	75,000	76,125
Russell-Stanley Holdings, Inc.
9.000%, 11/30/2008 (Acquired 11/20/01 through 05/30/05, Cost $11,381) (a)(b)(d)(e)(f)	6,967	2,538
Stone Container Corp.
9.750%, 02/01/2011	65,000	67,275
		2,311,200
Metals & Mining - 0.7%
Compass Minerals International, Inc.
0.000% to 12/15/2007 then 12.750% 12/15/2012	50,000	48,500
0.000% to 06/01/2008 then 12.000% 06/01/2013	100,000	93,500
Novelis Inc.
8.250%, 02/15/2015 (b)	275,000	262,625
United States Steel Corp.
9.750%, 05/15/2010	63,000	67,568
		472,193
Paper & Forest Products - 0.8%
Abitibi-Consolidated, Inc.
8.375%, 04/01/2015	150,000	137,250
Mercer International, Inc.
9.250%, 02/15/2013	150,000	137,437
NewPage Corp.
12.000%, 05/01/2013	250,000	260,000
Tembec Industries, Inc.
8.500%, 02/01/2011	50,000	26,250
		560,937
TOTAL MATERIALS		7,126,874

TELECOMMUNICATION SERVICES - 5.3%
Diversified Telecommunication Services - 2.8%
AT&T Corp.
8.000%, 11/15/2031	275,000	337,133
Citizens Communications Co.
6.250%, 01/15/2013	100,000	97,750
9.000%, 08/15/2031	100,000	107,750
Nordic Telephone Co. Holding ApS
8.875%, 05/01/2016 (b)	150,000	158,437
Qwest Corp.
8.875%, 03/15/2012	850,000	931,813
Valor Telecommunications Enterprises, LLC/Valor Telecommunications Finance Corp.
7.750%, 02/15/2015	100,000	107,000
Windstream Corp.
8.625%, 08/01/2016 (b)	150,000	161,250
		1,901,133
Wireless Telecommunication Services - 2.5%
Centennial Communiciations Corp.
10.000%, 01/01/2013	125,000	127,188
11.258%, 01/01/2013 (c)	175,000	181,562
Digicel Ltd.
9.250%, 09/01/2012 (b)	200,000	208,500
Nextel Communications, Inc.
7.375%, 08/01/2015	275,000	284,014
Rogers Wireless Inc.
8.515%, 12/15/2010 (c)	200,000	204,000
8.000%, 12/15/2012	100,000	106,750
6.375%, 03/01/2014	425,000	425,531
7.500%, 03/15/2015	50,000	53,625
US Unwired, Inc.
10.000%, 06/15/2012	100,000	110,500
		1,701,670
TOTAL TELECOMMUNICATION SERVICES		3,602,803

UTILITIES - 4.5%
Electric Utilities - 2.7%
Edison Mission Energy
7.730%, 06/15/2009	550,000	567,875
7.750%, 06/15/2016 (b)	225,000	228,938
Nevada Power Co.
6.500%, 04/15/2012	200,000	207,167
9.000%, 08/15/2013	114,000	124,956
5.875%, 01/15/2015	50,000	50,025
6.500%, 05/15/2018 (b)	175,000	182,762
PSEG Energy Holdings Inc.
10.000%, 10/01/2009	325,000	356,688
Sierra Pacific Resources
6.750%, 08/15/2017	150,000	150,813
		1,869,224
Gas Utilities - 0.3%
SEMCO Energy, Inc.
7.125%, 05/15/2008	175,000	174,859
Independent Power Producers & Energy Traders - 0.8%
NRG Energy, Inc.
7.250%, 02/01/2014	75,000	74,625
7.375%, 02/01/2016	450,000	448,312
		522,937
Multi-Utilities - 0.7%
CMS Energy Corp.
7.500%, 01/15/2009	200,000	207,000
FPL Energy National Wind Portfolio
6.125%, 03/25/2019 (b)	90,838	88,543
NorthWestern Corp.
5.875%, 11/01/2014	150,000	148,306
TECO Energy, Inc.
6.750%, 05/01/2015	50,000	51,500
		495,349
TOTAL UTILITIES		3,062,369
TOTAL CORPORATE BONDS (Cost $63,618,797)		$64,236,834

	Face	Fair
CONVERTIBLE BONDS - 0.1%	Amount	Value
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
Magna Entertainment Corp.
7.250%, 12/15/2009	$75,000	$72,281
TOTAL CONVERTIBLE BONDS (Cost $73,595)		$72,281

		Fair
PREFERRED STOCKS - 0.2%	Shares	Value
CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.2%
GNC Corp. (a)	150	$165,375
TOTAL PREFERRED STOCKS (Cost $158,138)		$165,375

		Fair
COMMON STOCKS - 0.1%	Shares	Value
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
NTL Inc.	507	$12,893
TOTAL CONSUMER DISCRETIONARY		12,893

CONSUMER STAPLES - 0.1%
Food Products - 0.1%
B&G Foods Inc.	2,685	50,881
TOTAL CONSUMER STAPLES		50,881

MATERIALS - 0.0%
Chemicals - 0.0%
General Chemical Industrial Products, Inc. (a)(e)(f)	17	18,268
TOTAL MATERIALS		18,268
TOTAL COMMON STOCKS (Cost $63,692)		$82,042

		Fair
WARRANTS - 0.1%	Shares	Value
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
XM Satellite Radio, Inc.
Expiration: March 2010, Exercise Price: $45.24 (a)	50	$300
TOTAL CONSUMER DISCRETIONARY		300

INDUSTRIALS - 0.1%
Building Products - 0.1%
ACP Holdings Co.
Expiration: September 2013, Exercise Price: $0.01 (Acquired 10/09/2003, Cost $0) (a)(b)(e)	9,945	16,161
TOTAL INDUSTRIALS		16,161

MATERIALS - 0.0%
Chemicals - 0.0%
General Chemical Industrial Products, Inc.
Expiration: June 2010, Exercise Price: $195.43 (Acquired 6/24/2004, Cost $11,435) (a)(e)(f)	10	8,792
Expiration: June 2010, Exercise Price: $376.02 (Acquired 6/24/2004, Cost $8,472) (a)(e)(f)	7	4,890
Pliant Corp.
Expiration: June 2010, Exercise Price: $0.01 (Acquired 09/28/2000, Cost $0) (a)(b)(e)(f)	75	1
TOTAL MATERIALS		13,683
TOTAL WARRANTS (Cost $19,907)		$30,144

	Face	Fair
REPURCHASE AGREEMENTS - 4.0%	Amount	Value
U.S. Bank 4.100% 10/02/2006	$2,753,000	$2,753,000
Repurchase price $2,753,941
Collateralized by:
Federal Home Loan Mortgage Corp. Gold Pool
#G01505 5.000%, 01/01/2033
Fair Value: $686,868
Federal Home Loan Mortgage Corp. Gold Pool
#E99430 4.500%, 09/01/2018
Fair Value: $29,011
Federal National Mortgage Association Pool
#555421 5.000%, 05/01/2033
Fair Value: $70,863
Federal Home Loan Mortgage Corp.
Series #2694-UF 6.830%, 10/15/2033
Fair Value: $186,400
Federal National Mortgage Association Pool
#682318 4.500%, 09/01/2033
Fair Value: $1,624,460
Federal National Mortgage Association Pool
#729590 4.500%, 07/01/2018
Fair Value: $210,378
TOTAL REPURCHASE AGREEMENTS (Cost $2,753,000)		$2,753,000

Total Investments - 98.7% (Cost $66,687,129) (g)		$67,339,676
Other Assets in Excess of Liabilities - 1.3%		871,128
TOTAL NET ASSETS - 100.0%		$68,210,804

Percentages are stated as a percent of net assets.

(a) Non Income Producing.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At the period end, the value of these securities amounted to $12,281,488 or 18.0% of the Portfolio's net assets. Unless otherwise noted by (e) below, these securities were deemed liquid pursuant to procedures approved by the Board of Directors.
(c) Security is a variable rate instrument in which the coupon rate is adjusted quarterly or semi-annually in concert with U.S. LIBOR.
Interest rates stated are those in effect at period end.
(d) Represents a security that is in default.
(e) Represents a security deemed to be illiquid. At period end, the value of illiquid securities in the Portfolio totaled $50,650 or 0.07% of the Portfolio's net assets.
(f) Market quotations for these investments were not readily available at period end. As dicussed in Note 2 of the Notes to the
Schedule of Investments, prices for theses issues were derived from estimates of fair market value using methods determined in good faith by the Fund's Pricing Committee under the supervision of the Board.
(g) Represents cost for financial reporting purposes, which differs from cost basis for Federal income tax purposes. See also Note 3 of the Notes to the Schedule of Investments.

Schedule of Investments
September 30, 2006 (Unaudited)
Ohio National Fund, Inc. - Capital Growth Portfolio

		Fair
COMMON STOCKS - 98.0%	Shares	Value
CONSUMER DISCRETIONARY - 15.4%
Hotels, Restaurants & Leisure - 4.1%
Red Robin Gourmet Burgers, Inc. (a)	9,980	$460,178
Shuffle Master, Inc. (a)	12,337	333,222
Vail Resorts, Inc. (a)	9,975	399,200
		1,192,600
Household Durables - 2.5%
Universal Electronics, Inc. (a)	38,075	723,425
Leisure Equipment & Products - 1.3%
Pool Corporation	9,760	375,760
Media - 1.1%
Entravision Communications Corp. Class A (a)	43,215	321,520
Specialty Retail - 3.5%
Build-A-Bear Workshop (a)	16,520	376,160
Genesco, Inc. (a)	18,845	649,587
		1,025,747
Textiles, Apparel & Luxury Goods - 2.9%
Carter's, Inc. (a)	16,755	442,164
Volcom, Inc. (a)	18,250	411,355
		853,519
TOTAL CONSUMER DISCRETIONARY		4,492,571

CONSUMER STAPLES - 3.2%
Food Products - 3.2%
Delta & Pine Land Co.	23,005	931,702
TOTAL CONSUMER STAPLES		931,702

ENERGY - 8.7%
Energy Equipment & Services - 8.7%
Core Laboratories N.V. (a)	5,890	375,782
Horizon Offshore, Inc. (a)	13,690	234,099
NS Group, Inc. (a)	6,760	436,358
Oceaneering International, Inc. (a)	5,965	183,722
TETRA Technologies, Inc. (a)	24,119	582,715
Unit Corp. (a)	15,675	720,580
TOTAL ENERGY		2,533,256

FINANCIALS - 8.3%
Capital Markets - 1.0%
Cowen Group, Inc. (a)	17,710	279,995
Commercial Banks - 0.5%
Boston Private Financial Holdings, Inc.	5,250	146,370
Consumer Finance - 2.9%
Cash America International, Inc.	21,525	841,197
Insurance - 3.0%
American Safety Insurance Holdings Ltd. (a)	8,735	159,851
Philadelphia Consolidated Holding Co. (a)	18,255	726,184
		886,035
Real Estate Investment Trusts - 0.9%
Friedman Billings Ramsey Group, Inc.	33,775	271,213
TOTAL FINANCIALS		2,424,810

HEALTH CARE - 18.6%
Biotechnology - 2.3%
Arena Pharmaceuticals, Inc. (a)	18,970	227,261
ARIAD Pharmaceuticals, Inc. (a)	45,500	198,380
deCODE genetics, Inc. (a)	43,500	239,250
		664,891
Health Care Equipment & Supplies - 8.2%
American Medical Systems Holdings, Inc. (a)	37,135	684,398
Arrow International, Inc.	15,115	480,808
DJO Inc. (a)	6,790	281,989
Respironics, Inc. (a)	17,385	671,235
Thoratec Corp. (a)	19,040	297,214
		2,415,644
Health Care Providers & Services - 6.6%
Centene Corp. (a)	27,575	453,333
Eclipsys Corp. (a)	38,900	696,699
Horizon Health Corp. (a)	22,315	340,750
Matria Healthcare, Inc. (a)	15,935	442,834
		1,933,616
Health Care Technology - 1.5%
Per-Se Technologies, Inc. (a)	19,085	434,756
TOTAL HEALTH CARE		5,448,907

INDUSTRIALS - 10.6%
Commercial Services & Supplies - 5.5%
Corrections Corp. of America (a)	14,182	613,371
Global Cash Access Holdings, Inc. (a)	18,940	285,805
Waste Connections, Inc. (a)	19,137	725,484
		1,624,660
Electrical Equipment - 1.7%
General Cable Corp. (a)	12,850	490,999
Machinery - 3.4%
Actuant Corp. Class A	9,225	462,172
Bucyrus International, Inc. Class A	12,402	526,093
		988,265
TOTAL INDUSTRIALS		3,103,924

INFORMATION TECHNOLOGY - 28.4%
Communications Equipment - 0.9%
Ixia (a)	29,200	260,172
Computers & Peripherals - 2.5%
Avid Technology, Inc. (a)	12,470	454,157
M-Systems Flash Disk Pioneers Ltd. (a)	6,925	278,662
		732,819
Electronic Equipment & Instruments - 8.3%
Cogent, Inc. (a)	4,110	56,430
Coherent, Inc. (a)	19,880	689,041
Dolby Laboratories, Inc. Class A (a)	26,785	531,682
OYO Geospace Corp. (a)	11,015	625,101
Photon Dynamics, Inc. (a)	16,195	214,908
RadiSys Corporation (a)	15,200	323,000
		2,440,162
Internet Software & Services - 1.3%
eCollege.com, Inc. (a)	13,525	216,265
Internet Capital Group, Inc. (a)	16,475	155,689
		371,954
Semiconductor & Semiconductor Equipment - 6.6%
Advanced Energy Industries, Inc. (a)	25,690	437,758
Integrated Device Technology, Inc. (a)	42,295	679,258
Supertex, Inc. (a)	7,545	293,274
Trident Microsystems, Inc. (a)	22,740	528,932
		1,939,222
Software - 8.8%
ANSYS, Inc. (a)	15,155	669,548
FactSet Research Systems, Inc.	13,387	650,206
Netsmart Technologies, Inc. (a)	20,175	264,696
Quality Systems, Inc.	16,130	625,683
The9 Ltd. - ADR (a)	16,250	347,750
		2,557,883
TOTAL INFORMATION TECHNOLOGY		8,302,212

MATERIALS - 3.7%
Construction Materials - 1.4%
Texas Industries, Inc.	7,595	395,396
Metals & Mining - 2.3%
Aleris International, Inc. (a)	13,345	674,456
TOTAL MATERIALS		1,069,852

TELECOMMUNICATION SERVICES - 1.1%
Communications Equipment - 1.1%
EMS Technologies, Inc. (a)	16,570	311,184
TOTAL TELECOMMUNICATION SERVICES		311,184
TOTAL COMMON STOCKS (Cost $22,585,078)		$28,618,418

	Face	Fair
REPURCHASE AGREEMENTS - 2.3%	Amount	Value
U.S. Bank 4.100% 10/02/2006	$672,000	$672,000
Repurchase price $672,230
Collateralized by:
Federal Home Loan Mortgage Corp. Gold Pool
#G01505 5.000%, 01/01/2033
Fair Value: $167,663
Federal Home Loan Mortgage Corp. Gold Pool
#E99430 4.500%, 09/01/2018
Fair Value: $7,081
Federal National Mortgage Association Pool
#555421 5.000%, 05/01/2033
Fair Value: $17,298
Federal Home Loan Mortgage Corp.
Series #2694-UF 6.830%, 10/15/2033
Fair Value: $45,500
Federal National Mortgage Association Pool
#682318 4.500%, 09/01/2033
Fair Value: $396,526
Federal National Mortgage Association Pool
#729590 4.500%, 07/01/2018
Fair Value: $51,353
TOTAL REPURCHASE AGREEMENTS (Cost $672,000)		$672,000

Total Investments (Cost $23,257,078) (b) - 100.3%		$29,290,418
Liabilities in Excess of Other Assets - (0.3)%		(91,190)
TOTAL NET ASSETS - 100.0%		$29,199,228

Percentages are stated as a percent of net assets.

ADR American Depository Receipt

(a) Non Income Producing.
(b) Represents cost for financial reporting purposes, which differs from cost basis for Federal income tax purposes. See also Note 3 of the Notes to the Schedule of Investments.

Schedule of Investments
September 30, 2006 (Unaudited)
Ohio National Fund, Inc. - Nasdaq-100 Index Portfolio

		Fair
COMMON STOCKS - 81.6%	Shares	Value
CONSUMER DISCRETIONARY - 12.9%
Diversified Consumer Services - 0.5%
Apollo Group, Inc. Class A (a)	4,300	$211,732
Hotels, Restaurants & Leisure - 2.5%
Starbucks Corp. (a)	25,900	881,895
Wynn Resorts Ltd. (a)	2,700	183,627
		1,065,522
Household Durables - 0.6%
Garmin Ltd.	4,950	241,461
Internet & Catalog Retail - 1.3%
Amazon.com Inc. (a)	6,850	220,022
Expedia, Inc. (a)	8,100	127,008
IAC/InterActiveCorp (a)	7,677	220,791
		567,821
Media - 4.3%
Comcast Corp. Class A (a)	23,565	868,370
Discovery Holding Co. Class A (a)	5,875	84,952
EchoStar Communications Corp. Class A (a)	5,235	171,394
Lamar Advertising Co. Class A (a)	2,050	109,491
Liberty Global, Inc. Class A (a)	5,600	144,144
NTL Inc.	8,725	221,877
Sirius Satellite Radio, Inc. (a)	37,475	146,527
XM Satellite Radio Holdings, Inc. Class A (a)	6,800	87,652
		1,834,407
Multiline Retail - 1.5%
Sears Holdings Corp. (a)	3,975	628,408
Specialty Retail - 2.2%
Bed Bath & Beyond, Inc. (a)	9,350	357,731
PETsMart, Inc.	3,425	95,044
Ross Stores, Inc.	3,455	87,791
Staples, Inc.	12,025	292,568
Urban Outfitters, Inc. (a)	4,275	75,625
		908,759
TOTAL CONSUMER DISCRETIONARY		5,458,110

CONSUMER STAPLES - 1.2%
Food & Staples Retailing - 1.2%
Costco Wholesale Corp.	6,060	301,061
Whole Foods Market, Inc.	3,400	202,062
TOTAL CONSUMER STAPLES		503,123

ENERGY - 0.2%
Energy Equipment & Services - 0.2%
Patterson-UTI Energy, Inc.	4,125	98,010
TOTAL ENERGY		98,010

HEALTH CARE - 11.6%
Biotechnology - 8.0%
Amgen, Inc. (a)	13,447	961,864
Amylin Pharmaceuticals, Inc. (a)	2,950	130,006
Biogen Idec, Inc. (a)	9,200	411,056
Celgene Corp. (a)	8,575	371,298
Genzyme Corp. (a)	8,075	544,820
Gilead Sciences, Inc. (a)	11,075	760,853
MedImmune, Inc. (a)	6,320	184,607
		3,364,504
Health Care Equipment & Supplies - 1.1%
Biomet, Inc.	8,125	261,544
DENTSPLY International, Inc.	3,625	109,149
Intuitive Surgical, Inc. (a)	900	94,905
		465,598
Health Care Providers & Services - 1.0%
Express Scripts, Inc. (a)	3,025	228,357
Lincare Holdings, Inc. (a)	2,225	77,074
Patterson Cos., Inc. (a)	3,280	110,241
		415,672
Pharmaceuticals - 1.5%
Sepracor, Inc. (a)	2,625	127,155
Teva Pharmaceutical Industries, Ltd. - ADR	15,160	516,804
		643,959
TOTAL HEALTH CARE		4,889,733

INDUSTRIALS - 3.5%
Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc.	4,125	183,892
Expeditors International of Washington, Inc.	5,150	229,587
		413,479
Commercial Services & Supplies - 0.7%
Cintas Corp.	4,775	194,963
Monster Worldwide, Inc. (a)	3,225	116,713
		311,676
Electrical Equipment - 0.3%
American Power Conversion Corp.	4,725	103,761
Machinery - 1.2%
Joy Global, Inc.	2,875	108,129
PACCAR, Inc.	6,893	393,039
		501,168
Trading Companies & Distributors - 0.3%
Fastenal Co.	3,550	136,924
TOTAL INDUSTRIALS		1,467,008

INFORMATION TECHNOLOGY - 51.1%
Communications Equipment - 9.5%
Cisco Systems, Inc. (a)	53,725	1,235,675
Comverse Technology, Inc. (a)	5,155	110,523
JDS Uniphase Corp. (a)	47,710	104,485
Juniper Networks, Inc. (a)	9,150	158,112
LM Ericsson Telephone Co. - ADR	2,600	89,570
QUALCOMM, Inc.	49,070	1,783,695
Research In Motion Ltd. (a)	4,600	472,190
Tellabs, Inc. (a)	6,275	68,774
		4,023,024
Computers & Peripherals - 8.3%
Apple Computer, Inc. (a)	29,295	2,256,594
Dell, Inc. (a)	20,575	469,933
Network Appliance, Inc. (a)	9,560	353,815
SanDisk Corp. (a)	4,450	238,253
Sun Microsystems, Inc. (a)	37,545	186,599
		3,505,194
Electronic Equipment & Instruments - 0.8%
CDW Corp.	2,005	123,668
Flextronics International Ltd. (a)	15,475	195,604
		319,272
Internet Software & Services - 6.5%
Akamai Technologies, Inc. (a)	3,675	183,713
eBay, Inc. (a)	26,010	737,643
Google, Inc. Class A (a)	3,275	1,316,223
VeriSign, Inc. (a)	5,630	113,726
Yahoo!, Inc. (a)	16,360	413,581
		2,764,886
IT Services - 2.2%
CheckFree Corp. (a)	2,150	88,838
Cognizant Technology Solutions Corp. Class A (a)	3,375	249,952
Fiserv, Inc. (a)	5,362	252,497
Paychex, Inc.	8,895	327,781
		919,068
Semiconductor & Semiconductor Equipment - 9.5%
Altera Corp. (a)	12,450	228,831
Applied Materials, Inc.	19,550	346,621
ATI Technologies, Inc. (a)	6,150	131,917
Broadcom Corp. Class A (a)	10,525	319,328
Intel Corp.	49,745	1,023,255
KLA-Tencor Corp.	5,925	263,485
Lam Research Corp. (a)	3,600	163,188
Linear Technology Corp.	10,005	311,356
Marvell Technology Group Ltd. (a)	13,750	266,337
Maxim Integrated Products, Inc.	11,065	310,595
Microchip Technology, Inc.	4,400	142,648
NVIDIA Corp. (a)	8,525	252,255
Xilinx, Inc.	11,105	243,755
		4,003,571
Software - 14.3%
Activision, Inc. (a)	6,175	93,243
Adobe Systems, Inc. (a)	13,980	523,551
Autodesk, Inc. (a)	5,900	205,202
BEA Systems, Inc. (a)	8,950	136,040
Cadence Design Systems, Inc. (a)	7,250	122,960
Check Point Software Technologies Ltd. (a)	5,795	110,395
Citrix Systems, Inc. (a)	5,375	194,629
Electronic Arts, Inc. (a)	7,605	423,446
Intuit, Inc. (a)	10,655	341,919
Microsoft Corp.	84,525	2,310,068
Oracle Corp. (a)	53,860	955,476
Red Hat, Inc. (a)	4,625	97,495
Symantec Corp. (a)	25,473	542,065
		6,056,489
TOTAL INFORMATION TECHNOLOGY		21,591,504

MATERIALS - 0.3%
Chemicals - 0.3%
Sigma-Aldrich Corp.	1,575	119,180
TOTAL MATERIALS		119,180

TELECOMMUNICATION SERVICES - 0.8%
Wireless Telecommunication Services - 0.8%
Millicom International Cellular S.A. (a)	2,400	98,208
NII Holdings, Inc. (a)	3,700	229,992
TOTAL TELECOMMUNICATION SERVICES		328,200
TOTAL COMMON STOCKS (Cost $32,533,932)		$34,454,868

		Fair
EXCHANGE TRADED FUNDS - 18.0%	Shares	Value
Nasdaq-100 Index Tracking Stock	186,765	$7,591,997
TOTAL EXCHANGE TRADED FUNDS (Cost $7,434,628)		$7,591,997

	Face	Fair
SHORT-TERM NOTES - 0.6%	Amount	Value
General Electric Capital Corp.
5.230%, 10/02/2006	$256,000	$255,963
TOTAL SHORT-TERM NOTES (Cost $255,963)		$255,963

Total Investments (Cost $40,224,523) (b) - 100.2%		$42,302,828
Other Assets in Excess of Liabilities- (0.2)%		(70,996)
TOTAL NET ASSETS - 100.0%		$42,231,832

Percentages are stated as a percent of net assets.

ADR American Depository Receipt
(a) Non Income Producing.
(b) Represents cost for financial reporting purposes, which differs from cost basis for Federal income tax purposes. See also Note 3 of the Notes to the Schedule of Investments.

Schedule of Investments
September 30, 2006 (Unaudited)
Ohio National Fund, Inc. - Bristol Portfolio

		Fair
COMMON STOCKS - 97.8%	Shares	Value
CONSUMER DISCRETIONARY - 6.9%
Media - 2.0%
News Corp. Class A	53,100	$1,043,415
Multiline Retail - 2.0%
J.C. Penney Co. Inc.	15,000	1,025,850
Specialty Retail - 1.6%
The Home Depot, Inc.	23,000	834,210
Textiles, Apparel & Luxury Goods - 1.3%
Quiksilver, Inc. (a)	57,300	696,195
TOTAL CONSUMER DISCRETIONARY		3,599,670

CONSUMER STAPLES - 7.1%
Beverages - 4.9%
Constellation Brands, Inc. Class A (a)	18,100	520,918
PepsiCo, Inc.	15,600	1,018,056
The Coca-Cola Co.	22,700	1,014,236
		2,553,210
Household Products - 2.2%
The Procter & Gamble Co.	18,500	1,146,630
TOTAL CONSUMER STAPLES		3,699,840

ENERGY - 8.8%
Oil, Gas & Consumable Fuels - 8.8%
Apache Corp.	13,900	878,480
Cameco Corp.	17,600	643,632
Chevron Corp.	15,500	1,005,330
Hess Corp.	24,500	1,014,790
Murphy Oil Corp.	21,300	1,012,815
TOTAL ENERGY		4,555,047

FINANCIALS - 19.9%
Capital Markets - 4.3%
Franklin Resources, Inc.	6,600	697,950
Morgan Stanley	14,300	1,042,613
The Goldman Sachs Group, Inc.	3,000	507,510
		2,248,073
Commercial Banks - 2.0%
Wachovia Corp.	18,400	1,026,720
Consumer Finance - 2.1%
Capital One Financial Corp.	14,000	1,101,240
Diversified Financial Services - 5.9%
Bank of America Corp.	18,900	1,012,473
Citigroup, Inc.	20,100	998,367
JPMorgan Chase & Co.	22,000	1,033,120
		3,043,960
Insurance - 3.9%
American International Group, Inc.	15,500	1,027,030
The Hartford Financial Services Group, Inc.	11,600	1,006,300
		2,033,330
Thrifts & Mortgage Finance - 1.7%
Countrywide Financial Corp.	25,100	879,504
TOTAL FINANCIALS		10,332,827

HEALTH CARE - 23.3%
Biotechnology - 4.5%
Amgen, Inc. (a)	13,500	965,655
Celgene Corp. (a)	4,100	177,530
Human Genome Sciences, Inc. (a)	57,700	665,858
PDL BioPharma, Inc. (a)	28,900	554,880
		2,363,923
Health Care Equipment & Supplies - 1.9%
Medtronic, Inc.	21,600	1,003,104
Health Care Providers & Services - 6.2%
Cardinal Health, Inc.	15,500	1,018,970
Community Health Systems, Inc. (a)	17,300	646,155
Triad Hospitals, Inc. (a)	11,600	510,748
WellPoint, Inc. (a)	13,300	1,024,765
		3,200,638
Life Sciences Tools & Services - 4.8%
Fisher Scientific International, Inc. (a)	13,000	1,017,120
Invitrogen Corp. (a)	12,100	767,261
PerkinElmer, Inc.	37,000	700,410
		2,484,791
Pharmaceuticals - 5.9%
Johnson & Johnson	18,900	1,227,366
Pfizer, Inc.	35,600	1,009,616
Wyeth	16,600	843,944
		3,080,926
TOTAL HEALTH CARE		12,133,382

INDUSTRIALS - 10.9%
Aerospace & Defense - 5.6%
Honeywell International, Inc.	25,200	1,030,680
L-3 Communications Holdings, Inc.	12,000	939,960
United Technologies Corp.	15,300	969,255
		2,939,895
Industrial Conglomerates - 5.3%
3M Co.	13,700	1,019,554
General Electric Co.	48,900	1,726,170
		2,745,724
TOTAL INDUSTRIALS		5,685,619

INFORMATION TECHNOLOGY - 16.9%
Communications Equipment - 5.6%
Cisco Systems, Inc. (a)	44,700	1,028,100
JDS Uniphase Corp. (a)	296,400	649,116
Motorola, Inc.	27,800	695,000
QUALCOMM, Inc.	14,000	508,900
		2,881,116
Computers & Peripherals - 4.4%
Apple Computer, Inc. (a)	7,400	570,022
Hewlett-Packard Co.	17,800	653,082
International Business Machines Corp.	13,000	1,065,220
		2,288,324
IT Services - 1.6%
Hewitt Associates, Inc. Class A (a)	35,100	851,526
Semiconductor & Semiconductor Equipment - 1.3%
Intel Corp.	33,700	693,209
Software - 4.0%
Adobe Systems, Inc. (a)	14,000	524,300
Microsoft Corp.	46,800	1,279,044
Oracle Corp. (a)	14,700	260,778
		2,064,122
TOTAL INFORMATION TECHNOLOGY		8,778,297

TELECOMMUNICATION SERVICES - 4.0%
Diversified Telecommunication Services - 4.0%
AT&T Inc.	31,300	1,019,128
Verizon Communications, Inc.	28,200	1,047,066
TOTAL TELECOMMUNICATION SERVICES		2,066,194
TOTAL COMMON STOCKS (Cost $49,167,770)		$50,850,876

	Face	Fair
REPURCHASE AGREEMENTS - 3.1%	Amount	Value
U.S. Bank 4.100% 10/02/2006	$1,589,000	$1,589,000
Repurchase price $1,589,543
Collateralized by:
Federal Home Loan Mortgage Corp. Gold Pool
#G01505 5.000%, 01/01/2033
Fair Value: $396,453
Federal Home Loan Mortgage Corp. Gold Pool
#E99430 4.500%, 09/01/2018
Fair Value: $16,745
Federal National Mortgage Association Pool
#555421 5.000%, 05/01/2033
Fair Value: $40,902
Federal Home Loan Mortgage Corp.
Series #2694-UF 6.830%, 10/15/2033
Fair Value: $107,588
Federal National Mortgage Association Pool
#682318 4.500%, 09/01/2033
Fair Value: $937,620
Federal National Mortgage Association Pool
#729590 4.500%, 07/01/2018
Fair Value: $121,428
TOTAL REPURCHASE AGREEMENTS (Cost $1,589,000)		$1,589,000

Total Investments (Cost $50,756,770) (b) - 100.9%		$52,439,876
Liabilities in Excess of Other Assets - (0.9)%		(449,965)
TOTAL NET ASSETS - 100.0%		$51,989,911

Percentages are stated as a percent of net assets.

(a) Non Income Producing.
(b) Represents cost for financial reporting purposes, which differs from cost basis for Federal income tax purposes. See also Note 3 of the Notes to the Schedule of Investments.

Schedule of Investments
September 30, 2006 (Unaudited)
Ohio National Fund, Inc. - Bryton Growth Portfolio

		Fair
COMMON STOCKS - 97.0%	Shares	Value
CONSUMER DISCRETIONARY - 15.6%
Auto Components - 3.2%
Keystone Automotive Industries, Inc. (a)	8,500	$323,170
LKQ Corp. (a)	16,500	362,505
		685,675
Household Durables - 0.4%
WCI Communities, Inc. (a)	5,200	90,688
Specialty Retail - 9.0%
A.C. Moore Arts & Crafts, Inc. (a)	19,000	361,570
Aeropostale, Inc. (a)	11,000	321,530
Borders Group, Inc.	14,000	285,600
Claire's Stores, Inc.	10,448	304,664
HOT Topic, Inc. (a)	28,000	311,920
The Childrens Place Retail Stores, Inc. (a)	5,000	320,150
		1,905,434
Textiles, Apparel & Luxury Goods - 3.0%
Quiksilver, Inc. (a)	24,800	301,320
The Warnaco Group, Inc. (a)	17,000	328,780
		630,100
TOTAL CONSUMER DISCRETIONARY		3,311,897

CONSUMER STAPLES - 3.1%
Food & Staples Retailing - 1.6%
BJ's Wholesale Club, Inc. (a)	12,000	350,160
Food Products - 1.5%
Hain Celestial Group, Inc. (a)	12,500	319,500
TOTAL CONSUMER STAPLES		669,660

ENERGY - 4.6%
Energy Equipment & Services - 1.0%
Superior Energy Services, Inc. (a)	8,000	210,080
Oil, Gas & Consumable Fuels - 3.6%
Arena Resources, Inc. (a)	8,500	273,020
Berry Petroleum Co. Class A	10,500	295,680
Helix Energy Solutions Group, Inc. (a)	6,000	200,400
		769,100
TOTAL ENERGY		979,180

FINANCIALS - 11.4%
Capital Markets - 3.6%
Affiliated Managers Group, Inc. (a)	4,000	400,440
Waddell & Reed Financial, Inc. Class A	15,000	371,250
		771,690
Commercial Banks - 4.9%
Cathay General Bancorp	6,000	216,600
First Financial Bankshares, Inc.	2,000	76,300
Prosperity Bancshares, Inc.	6,000	204,240
Texas Capital Bancshares, Inc. (a)	9,000	168,480
The South Financial Group, Inc.	6,000	156,180
UCBH Holdings, Inc.	12,000	209,520
		1,031,320
Diversified Financial Services - 1.3%
GATX Corp.	6,500	268,905
Real Estate Management & Development - 1.6%
Jones Lang LaSalle, Inc.	4,000	341,920
TOTAL FINANCIALS		2,413,835

HEALTH CARE - 26.6%
Biotechnology - 5.4%
Cubist Pharmaceuticals, Inc. (a)	10,000	217,400
Human Genome Sciences, Inc. (a)	23,500	271,190
Isis Pharmaceuticals, Inc. (a)	42,000	301,560
PDL BioPharma, Inc. (a)	13,950	267,840
Vion Pharmaceuticals, Inc. (a)	76,400	83,276
		1,141,266
Health Care Equipment & Supplies - 11.6%
American Medical Systems Holdings, Inc. (a)	20,000	368,600
ArthroCare Corp. (a)	6,300	295,218
DJO Inc. (a)	9,000	373,770
ev3, Inc. (a)	21,000	357,210
Micrus Endovascular Corp. (a)	15,000	194,550
Northstar Neuroscience, Inc. (a)	19,000	250,800
PolyMedica Corp.	7,500	321,075
Viasys Healthcare, Inc. (a)	11,500	313,260
		2,474,483
Health Care Providers & Services - 4.7%
Option Care, Inc.	25,000	334,750
Psychiatric Solutions, Inc. (a)	10,000	340,900
Sunrise Senior Living, Inc. (a)	11,000	328,570
		1,004,220
Health Care Technology - 1.6%
Trizetto Group (a)	22,000	333,080
Life Sciences Tools & Services - 1.2%
Exelixis, Inc. (a)	29,000	252,590
Pharmaceuticals - 2.1%
Inyx, Inc. (a)	95,000	239,400
Nektar Therapeutics (a)	15,000	216,150
		455,550
TOTAL HEALTH CARE		5,661,189

INDUSTRIALS - 13.1%
Aerospace & Defense - 2.6%
BE Aerospace, Inc. (a)	12,000	253,080
DRS Technologies, Inc.	7,000	305,690
		558,770
Commercial Services & Supplies - 1.7%
Corrections Corp. of America (a)	8,250	356,812
Construction & Engineering - 3.3%
Insituform Technologies, Inc. Class A (a)	15,000	364,200
Quanta Services, Inc. (a)	20,000	337,200
		701,400
Machinery - 5.5%
Bucyrus International, Inc. Class A	7,600	322,392
Greenbrier Cos., Inc.	8,500	246,585
Manitowoc Co. Inc.	7,500	335,925
TurboChef Technologies, Inc. (a)	19,000	264,100
		1,169,002
TOTAL INDUSTRIALS		2,785,984

INFORMATION TECHNOLOGY - 21.4%
Communications Equipment - 5.2%
Ciena Corp. (a)	7,942	216,419
Finisar Corp. (a)	93,000	337,590
Foundry Networks, Inc. (a)	22,000	289,300
Polycom, Inc. (a)	11,000	269,830
		1,113,139
Computers & Peripherals - 1.5%
QLogic Corp. (a)	17,000	321,300
Electronic Equipment & Instruments - 0.7%
TTM Technologies, Inc. (a)	12,000	140,400
Internet Software & Services - 1.8%
aQuantive, Inc. (a)	13,000	307,060
Marchex, Inc. Class B (a)	5,500	84,370
		391,430
Semiconductor & Semiconductor Equipment - 9.3%
Atheros Communications, Inc. (a)	19,000	344,470
Cymer, Inc. (a)	7,600	333,716
Cypress Semiconductor Corp. (a)	20,000	355,400
PMC - Sierra, Inc. (a)	31,700	188,298
RF Micro Devices, Inc. (a)	20,000	151,600
Sigma Designs, Inc. (a)	14,000	209,300
Silicon Image, Inc. (a)	6,000	76,320
Silicon Laboratories, Inc. (a)	10,000	310,200
		1,969,304
Software - 2.9%
Informatica Corp. (a)	25,000	339,750
TIBCO Software, Inc. (a)	30,000	269,400
		609,150
TOTAL INFORMATION TECHNOLOGY		4,544,723

MATERIALS - 1.2%
Metals & Mining - 1.2%
FNX Mining Co, Inc. (FNX CN) (a)(b)	3,000	33,550
FNX Mining Co, Inc. (FNXM) (a)	19,000	213,750
TOTAL MATERIALS		247,300
TOTAL COMMON STOCKS (Cost $20,530,910)		$20,613,768

	Face	Fair
REPURCHASE AGREEMENTS - 3.7%	Amount	Value
U.S. Bank 4.100% 10/02/2006	$784,000	$784,000
Repurchase price $784,268
Collateralized by:
Federal Home Loan Mortgage Corp. Gold Pool
#G01505 5.000%, 01/01/2033
Fair Value: $195,607
Federal Home Loan Mortgage Corp. Gold Pool
#E99430 4.500%, 09/01/2018
Fair Value: $8,262
Federal National Mortgage Association Pool
#555421 5.000%, 05/01/2033
Fair Value: $20,180
Federal Home Loan Mortgage Corp.
Series #2694-UF 6.830%, 10/15/2033
Fair Value: $53,083
Federal National Mortgage Association Pool
#682318 4.500%, 09/01/2033
Fair Value: $462,614
Federal National Mortgage Association Pool
#729590 4.500%, 07/01/2018
Fair Value: $59,912
TOTAL REPURCHASE AGREEMENTS (Cost $784,000)		$784,000

Total Investments (Cost $21,314,910) (c) - 100.7%		$21,397,768
Liabilities in Excess of Other Assets - (0.7)%		(157,115)
TOTAL NET ASSETS - 100.0%		$21,240,653

Percentages are stated as a percent of net assets.

(a) Non Income Producing.
(b) Security denominated in foreign currency and traded on a foreign exchange has been subjected to fair value procedures approved by the Fund Board of Directors. This security represents $33,550 or 0.2% of the Portfolio's net assets. As discussed in Note 2 of the Notes to the Schedule of Investments, not all investments are valued at an estimate of fair value that is different from the local close price. In some instances the independent fair valuation service uses the local close price because the confidence interval associated with a holding is below the 75% threshold.
(c) Represents cost for financial reporting purposes, which differs from cost basis for Federal income tax purposes. See also Note 3 of the Notes to the Schedule of Investments.

Schedule of Investments
September 30, 2006 (Unaudited)
Ohio National Fund, Inc. - U.S. Equity Portfolio

		Fair
COMMON STOCKS - 98.7%	Shares	Value
CONSUMER DISCRETIONARY - 14.2%
Automobiles - 1.1%
General Motors Corp.	3,190	$106,099
Honda Motor Co., Ltd. - ADR	3,650	122,750
		228,849
Hotels, Restaurants & Leisure - 0.8%
O'Charley's, Inc. (a)	7,950	150,812
Household Durables - 0.2%
Centex Corp.	930	48,937
Media - 2.7%
Cablevision Systems Corp. Class A	6,650	151,021
Comcast Corp. Class A (a)	5,550	204,518
The DIRECTV Group Inc. (a)	8,700	171,216
		526,755
Multiline Retail - 3.0%
Family Dollar Stores, Inc.	6,980	204,095
Kohl's Corp. (a)	3,690	239,555
Target Corp.	2,650	146,412
		590,062
Specialty Retail - 2.9%
A.C. Moore Arts & Crafts, Inc. (a)	6,440	122,553
Dick's Sporting Goods, Inc. (a)	1,410	64,183
Foot Locker, Inc.	4,230	106,808
PETsMart, Inc.	4,540	125,985
Rent-A-Center, Inc. (a)	5,170	151,429
		570,958
Textiles, Apparel & Luxury Goods - 3.5%
K-Swiss, Inc. Class A	3,580	107,615
Liz Claiborne, Inc.	4,140	163,571
Steven Madden Ltd.	5,970	234,263
V.F. Corp.	2,490	181,645
		687,094
TOTAL CONSUMER DISCRETIONARY		2,803,467

CONSUMER STAPLES - 4.7%
Beverages - 1.5%
Coca-Cola Enterprises, Inc.	7,210	150,184
The Pepsi Bottling Group, Inc.	4,190	148,745
		298,929
Food & Staples Retailing - 2.2%
CVS Corp.	4,360	140,043
The Kroger Co.	6,100	141,154
Wal-Mart Stores, Inc.	3,040	149,933
		431,130
Household Products - 1.0%
The Procter & Gamble Co.	3,200	198,336
TOTAL CONSUMER STAPLES		928,395

ENERGY - 5.4%
Energy Equipment & Services - 2.3%
Cameron International Corp. (a)	2,870	138,650
Diamond Offshore Drilling	800	57,896
Grant Prideco, Inc. (a)	1,490	56,665
Lufkin Industries, Inc.	2,220	117,482
National Oilwell Varco, Inc. (a)	1,550	90,752
		461,445
Oil, Gas & Consumable Fuels - 3.1%
Frontline Ltd.	4,780	184,078
General Maritime Corp.	4,800	175,584
Helix Energy Solutions Group, Inc. (a)	2,130	71,142
Overseas Shipholding Group, Inc.	2,830	174,809
		605,613
TOTAL ENERGY		1,067,058

FINANCIALS - 25.6%
Capital Markets - 7.8%
Ameriprise Financial, Inc.	2,890	135,541
Deutsche Bank AG	1,590	191,913
Lehman Brothers Holdings, Inc.	1,990	146,982
Mellon Financial Corp.	3,060	119,646
Merrill Lynch & Co., Inc.	1,970	154,093
Morgan Stanley	3,020	220,188
The Bear Stearns Companies Inc.	1,300	182,130
The Goldman Sachs Group, Inc.	1,170	197,929
UBS AG	3,340	198,095
		1,546,517
Commercial Banks - 3.1%
Comerica, Inc.	2,690	153,115
Wachovia Corp.	2,740	152,892
Wells Fargo & Co.	8,650	312,957
		618,964
Consumer Finance - 1.8%
Cash America International, Inc.	6,500	254,020
World Acceptance Corp. (a)	2,220	97,636
		351,656
Diversified Financial Services - 6.1%
Bank of America Corp.	10,490	561,949
ING Groep NV - ADR	5,540	243,649
JPMorgan Chase & Co.	8,350	392,116
		1,197,714
Insurance - 4.4%
American International Group, Inc.	5,860	388,284
Horace Mann Educators Corp.	8,630	165,955
MetLife, Inc.	3,320	188,177
Philadelphia Consolidated Holding Co. (a)	3,190	126,898
		869,314
Real Estate Investment Trusts - 0.8%
Redwood Trust, Inc.	3,240	163,199
Thrifts & Mortgage Finance - 1.6%
Fannie Mae	2,960	165,494
Freddie Mac	2,410	159,855
		325,349
TOTAL FINANCIALS		5,072,713

HEALTH CARE - 15.2%
Biotechnology - 0.3%
Celgene Corp. (a)	1,670	72,311
Health Care Providers & Services - 8.2%
AmerisourceBergen Corp.	1,700	76,840
Caremark Rx, Inc.	2,500	141,675
DaVita, Inc. (a)	2,560	148,147
Henry Schein, Inc. (a)	5,970	299,336
Kindred Healthcare, Inc. (a)	5,620	167,083
LifePoint Hospitals, Inc. (a)	4,920	173,775
PSS World Medical, Inc. (a)	14,710	294,053
Quest Diagnostics, Inc.	2,390	146,172
Universal Health Services, Inc. Class B	2,940	176,194
		1,623,275
Pharmaceuticals - 6.7%
Forest Laboratories, Inc. Class A (a)	5,800	293,538
Johnson & Johnson	6,960	451,982
KV Pharmaceutical Co. (a)	6,210	147,177
Merck & Co., Inc.	4,640	194,416
Mylan Laboratories Inc.	3,910	78,708
Pfizer, Inc.	5,610	159,100
		1,324,921
TOTAL HEALTH CARE		3,020,507

INDUSTRIALS - 3.9%
Aerospace & Defense - 1.0%
Curtiss-Wright Corp.	4,170	126,560
Moog, Inc. Class A (a)	1,970	68,280
		194,840
Commercial Services & Supplies - 0.2%
Healthcare Services Group, Inc.	1,470	36,985
Industrial Conglomerates - 2.1%
General Electric Co.	11,540	407,362
Marine - 0.6%
Kirby Corp. (a)	4,020	125,947
TOTAL INDUSTRIALS		765,134

INFORMATION TECHNOLOGY - 16.3%
Communications Equipment - 2.3%
Cisco Systems, Inc. (a)	12,590	289,570
Motorola, Inc.	6,460	161,500
		451,070
Computers & Peripherals - 3.4%
Apple Computer, Inc. (a)	2,370	182,561
Hewlett-Packard Co.	6,700	245,823
International Business Machines Corp.	3,080	252,375
		680,759
Electronic Equipment & Instruments - 0.7%
Rogers Corp. (a)	2,140	132,145
Internet Software & Services - 0.7%
Google, Inc. Class A (a)	360	144,684
IT Services - 1.7%
Fiserv, Inc. (a)	1,500	70,635
Infosys Technologies Ltd. - ADR	2,820	134,599
Satyam Computer Services Ltd. - ADR	3,480	134,641
		339,875
Office Electronics - 0.8%
Canon, Inc. - ADR	2,900	151,641
Semiconductor & Semiconductor Equipment - 2.9%
Intel Corp.	14,700	302,379
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	13,008	124,877
Texas Instruments, Inc.	4,600	152,950
		580,206
Software - 3.8%
Microsoft Corp.	19,930	544,687
Oracle Corp. (a)	11,950	211,993
		756,680
TOTAL INFORMATION TECHNOLOGY		3,237,060

MATERIALS - 3.6%
Chemicals - 1.7%
Hercules, Inc. (a)	12,460	196,494
International Flavors & Fragrances, Inc.	3,770	149,066
		345,560
Containers & Packaging - 1.0%
Myers Industries, Inc.	11,150	189,550
Metals & Mining - 0.9%
Agnico-Eagle Mines Ltd.	2,770	86,230
Barrick Gold Corp.	3,240	99,533
		185,763
TOTAL MATERIALS		720,873

TELECOMMUNICATION SERVICES - 4.7%
Diversified Telecommunication Services - 3.9%
AT&T Inc.	8,820	287,179
Telefonos de Mexico S.A. de C.V. - ADR	3,890	99,506
Telenor ASA - ADR	4,580	178,345
Verizon Communications, Inc.	5,260	195,304
		760,334
Wireless Telecommunication Services - 0.8%
America Movil S.A. de C.V. - ADR	4,200	165,354
TOTAL TELECOMMUNICATION SERVICES		925,688

UTILITIES - 5.1%
Electric Utilities - 1.8%
FPL Group, Inc.	6,260	281,700
Korea Electric Power Corp. - ADR	3,310	64,711
		346,411
Multi-Utilities - 3.3%
CenterPoint Energy, Inc.	9,730	139,334
Dominion Resources Inc.	2,350	179,751
MDU Resources Group, Inc.	6,560	146,550
Sempra Energy	3,800	190,950
		656,585
TOTAL UTILITIES		1,002,996
TOTAL COMMON STOCKS (Cost $18,352,537)		$19,543,891

	Face	Fair
SHORT-TERM NOTES - 1.3%	Amount	Value
Federal Home Loan Bank Discount Note
5.200%, 10/02/2006	$257,000	$256,970
Wisconsin Corporate Central Credit Union
4.994%, 12/31/2031 (b)	452	452
TOTAL SHORT-TERM NOTES (Cost $257,422)		$257,422

Total Investments (Cost $18,609,959) (c) - 100.0%		$19,801,313
Other Assets in Excess of Liabilities - 0.0%		3,951
TOTAL NET ASSETS - 100.0%		$19,805,264

Percentages are stated as a percent of net assets.

ADR American Depository Receipt
(a) Non Income Producing.
(b) Security is a variable rate instrument in which the coupon rate is adjusted weekly based on the one-month LIBOR rate.
The interest rate stated is the rate in effect at period-end.
(c) Represents cost for financial reporting purposes, which differs from cost basis for Federal income tax purposes. See also Note 3 of the Notes to the Schedule of Investments.

Schedule of Investments
September 30, 2006 (Unaudited)
Ohio National Fund, Inc. - Balanced Portfolio

		Fair
COMMON STOCKS - 69.2%	Shares	Value
CONSUMER DISCRETIONARY - 11.7%
Automobiles - 2.1%
DaimlerChrysler AG	760	$37,970
General Motors Corp.	1,690	56,209
Harley-Davidson, Inc.	850	53,337
		147,516
Hotels, Restaurants & Leisure - 1.2%
Jack in the Box, Inc. (a)	870	45,397
Marriott International, Inc. Class A	900	34,776
		80,173
Household Durables - 0.4%
Leggett & Platt, Inc.	1,050	26,282
Media - 1.5%
Comcast Corp. Class A (a)	1,550	57,117
The DIRECTV Group Inc. (a)	2,320	45,658
		102,775
Multiline Retail - 1.4%
Dollar Tree Stores, Inc. (a)	1,470	45,511
Kohl's Corp. (a)	810	52,585
		98,096
Specialty Retail - 3.6%
A.C. Moore Arts & Crafts, Inc. (a)	2,590	49,288
AutoZone, Inc. (a)	360	37,188
Christopher & Banks Corp.	2,070	61,023
Haverty Furniture Cos., Inc.	2,420	38,599
The TJX Cos., Inc.	2,170	60,825
		246,923
Textiles, Apparel & Luxury Goods - 1.5%
NIKE, Inc. Class B	500	43,810
Perry Ellis International, Inc. (a)	1,910	58,981
		102,791
TOTAL CONSUMER DISCRETIONARY		804,556

CONSUMER STAPLES - 5.5%
Beverages - 0.7%
The Pepsi Bottling Group, Inc.	1,390	49,345
Food & Staples Retailing - 2.0%
CVS Corp.	1,440	46,253
The Kroger Co.	1,980	45,817
Wal-Mart Stores, Inc.	830	40,936
		133,006
Food Products - 1.3%
ConAgra Foods, Inc.	2,040	49,939
Tyson Foods, Inc. Class A	2,410	38,271
		88,210
Personal Products - 0.6%
Alberto-Culver Co.	840	42,496
Tobacco - 0.9%
Altria Group, Inc.	790	60,474
TOTAL CONSUMER STAPLES		373,531

ENERGY - 4.6%
Oil, Gas & Consumable Fuels - 4.6%
Chevron Corp.	1,250	81,075
China Petroleum & Chemical Corp. - ADR	700	43,344
Frontline Ltd.	1,150	44,286
General Maritime Corp.	1,370	50,115
Overseas Shipholding Group, Inc.	840	51,887
PetroChina Co Ltd. - ADR	400	43,060
TOTAL ENERGY		313,767

FINANCIALS - 17.2%
Capital Markets - 4.6%
Deutsche Bank AG	400	48,280
MCG Capital Corp.	2,910	47,520
Merrill Lynch & Co., Inc.	610	47,714
Morgan Stanley	910	66,348
The Bank of New York Co., Inc.	1,460	51,480
The Bear Stearns Companies Inc.	360	50,436
		311,778
Commercial Banks - 1.9%
Kookmin Bank - ADR	390	30,432
Wachovia Corp.	660	36,828
Wells Fargo & Co.	1,700	61,506
		128,766
Consumer Finance - 1.4%
Cash America International, Inc.	1,380	53,930
First Cash Financial Services, Inc. (a)	2,020	41,592
		95,522
Diversified Financial Services - 3.7%
Bank of America Corp.	1,120	59,999
Citigroup, Inc.	1,320	65,564
ING Groep NV - ADR	1,130	49,697
JPMorgan Chase & Co.	1,730	81,241
		256,501
Insurance - 2.9%
HCC Insurance Holdings, Inc.	1,140	37,483
Lincoln National Corp.	550	34,144
MetLife, Inc.	770	43,644
Prudential Financial, Inc.	560	42,700
The Hartford Financial Services Group, Inc.	490	42,507
		200,478
Real Estate Investment Trusts - 2.0%
New Century Financial Corp.	1,100	43,241
Newcastle Investment Corp.	2,000	54,820
NovaStar Financial, Inc.	1,440	42,034
		140,095
Thrifts & Mortgage Finance - 0.7%
Washington Mutual, Inc.	1,080	46,948
TOTAL FINANCIALS		1,180,088

HEALTH CARE - 5.8%
Biotechnology - 0.6%
Celgene Corp. (a)	1,040	45,032
Health Care Equipment & Supplies - 0.8%
Lifecell Corp. (a)	1,640	52,841
Health Care Providers & Services - 2.8%
AMERIGROUP Corp. (a)	920	27,186
AmerisourceBergen Corp.	780	35,256
Humana, Inc. (a)	520	34,367
Manor Care, Inc.	930	48,620
PSS World Medical, Inc. (a)	2,420	48,376
		193,805
Pharmaceuticals - 1.6%
AstraZeneca PLC - ADR	900	56,250
Johnson & Johnson	800	51,952
		108,202
TOTAL HEALTH CARE		399,880

INDUSTRIALS - 7.3%
Commercial Services & Supplies - 0.7%
Manpower, Inc.	830	50,854
Electrical Equipment - 0.8%
Acuity Brands, Inc.	1,150	52,210
Industrial Conglomerates - 1.7%
General Electric Co.	3,290	116,137
Machinery - 1.9%
Cummins, Inc.	440	52,461
Gardner Denver, Inc. (a)	1,180	39,034
Harsco Corp.	510	39,602
		131,097
Marine - 1.0%
American Commercial Lines Inc. (a)	630	37,454
Quintana Maritime Ltd.	3,100	31,775
		69,229
Road & Rail - 1.2%
Canadian National Railway Co.	680	28,519
Ryder System, Inc.	1,000	51,680
		80,199
TOTAL INDUSTRIALS		499,726

INFORMATION TECHNOLOGY - 8.4%
Communications Equipment - 0.7%
NICE Systems, Ltd. - ADR (a)	1,750	48,422
Computers & Peripherals - 0.8%
International Business Machines Corp.	670	54,900
Electronic Equipment & Instruments - 2.3%
Amphenol Corp.	770	47,686
Anixter International, Inc.	1,050	59,293
Mettler-Toledo International, Inc. (a)	730	48,290
		155,269
Internet Software & Services - 0.7%
Google, Inc. Class A (a)	120	48,228
Semiconductor & Semiconductor Equipment - 1.0%
Intel Corp.	3,290	67,675
Software - 2.9%
Microsoft Corp.	5,020	137,197
Oracle Corp. (a)	3,580	63,509
		200,706
TOTAL INFORMATION TECHNOLOGY		575,200

MATERIALS - 3.4%
Chemicals - 1.3%
MacDermid, Inc.	1,500	48,930
Nova Chemicals Corp.	1,310	40,230
		89,160
Containers & Packaging - 1.3%
Ball Corp.	1,210	48,945
Myers Industries, Inc.	2,410	40,970
		89,915
Metals & Mining - 0.8%
BHP Billiton Ltd. - ADR	750	28,410
Newmont Mining Corp.	540	23,085
		51,495
TOTAL MATERIALS		230,570

TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 1.7%
AT&T Inc.	1,500	48,840
General Communication, Inc. (a)	2,140	26,514
Verizon Communications, Inc.	1,160	43,071
		118,425
Wireless Telecommunication Services - 0.6%
America Movil S.A. de C.V. - ADR	970	38,189
TOTAL TELECOMMUNICATION SERVICES		156,614

UTILITIES - 3.0%
Electric Utilities - 1.0%
Companhia Energetica de Minas Gerais S.A. - ADR	640	25,120
Edison International	1,010	42,056
		67,176
Gas Utilities - 0.6%
Southern Union Co.	1,500	39,615
Independent Power Producers & Energy Traders - 0.8%
TXU Corp.	830	51,892
Multi-Utilities - 0.6%
Alliant Energy Corp.	1,250	44,662
TOTAL UTILITIES		203,345
TOTAL COMMON STOCKS (Cost $4,288,752)		$4,737,277

	Face	Fair
CORPORATE BONDS - 17.9%	Amount	Value
CONSUMER DISCRETIONARY - 4.1%
Automobiles - 0.9%
DaimlerChrysler N.A. Holding Corp.
4.125%, 03/07/2007	$30,000	$29,831
6.500%, 11/15/2013	30,000	30,808
		60,639
Hotels, Restaurants & Leisure - 0.7%
Hilton Hotels Corp.
7.950%, 04/15/2007	50,000	50,875
Leisure Equipment & Products - 0.7%
Eastman Kodak Co.
7.250%, 11/15/2013	50,000	49,074
Media - 0.8%
Time Warner Entertainment Co. LP
7.250%, 09/01/2008	50,000	51,658
Multiline Retail - 1.0%
Dillard's Inc.
9.500%, 09/01/2009	15,000	16,162
9.125%, 08/01/2011	46,000	50,083
		66,245
TOTAL CONSUMER DISCRETIONARY		278,491

CONSUMER STAPLES - 0.6%
Beverages - 0.6%
Bottling Group LLC
2.450%, 10/16/2006	40,000	39,961
TOTAL CONSUMER STAPLES		39,961

ENERGY - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Petrobras International Finance Company
7.750%, 09/15/2014	50,000	55,575
TOTAL ENERGY		55,575

FINANCIALS - 9.5%
Capital Markets - 0.1%
Merrill Lynch & Co., Inc.
5.000%, 02/03/2014	10,000	9,766
Commercial Banks - 0.7%
SunTrust Banks Inc.
2.500%, 11/01/2006	50,000	49,886
Consumer Finance - 3.4%
Ford Motor Credit
5.625%, 10/01/2008	30,000	28,793
General Motors Acceptance Corp.
5.125%, 05/09/2008	25,000	24,507
7.750%, 01/19/2010	20,000	20,508
Household Finance Corp.
5.750%, 01/30/2007	50,000	50,065
6.375%, 11/27/2012	50,000	52,522
7.000%, 05/15/2012	50,000	54,124
		230,519
Diversified Financial Services - 3.7%
Caterpillar Financial Services Corp.
4.000%, 07/15/2009	10,000	9,658
Citigroup, Inc.
5.125%, 05/05/2014	40,000	39,553
General Electric Capital Corp.
2.800%, 01/15/2007	60,000	59,592
International Lease Finance Corp.
5.625%, 06/01/2007	90,000	90,131
JPMorgan Chase & Co.
7.250%, 06/01/2007	50,000	50,516
		249,450
Insurance - 1.4%
GE Global Insurance Holding Corporation
7.000%, 02/15/2026	40,000	43,975
Marsh & McLennan Cos., Inc.
5.375%, 03/15/2007	25,000	24,987
UnumProvident Corp.
7.190%, 02/01/2028	30,000	28,734
		97,696
Thrifts & Mortgage Finance - 0.2%
Countrywide Home Loans, Inc.
4.000%, 03/22/2011	15,000	14,171
TOTAL FINANCIALS		651,488

INDUSTRIALS - 0.2%
Industrial Conglomerates - 0.2%
General Electric Co.
5.000%, 02/01/2013	15,000	14,850
TOTAL INDUSTRIALS		14,850

INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Instruments - 0.0%
Avnet, Inc.
8.000%, 11/15/2006	4,000	4,028
TOTAL INFORMATION TECHNOLOGY		4,028

TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.5%
GTE Corp.
6.940%, 04/15/2028	35,000	36,352
New York Telephone Co.
6.000%, 04/15/2008	40,000	40,293
Telefonica De Argentina S.A.
11.875%, 11/01/2007	25,000	26,625
TOTAL TELECOMMUNICATION SERVICES		103,270

UTILITIES - 1.2%
Gas Utilities - 0.5%
SEMCO Energy, Inc.
8.000%, 06/30/2016	30,000	30,000
Multi-Utilities - 0.7%
Ameren Corp.
4.263%, 05/15/2007	50,000	49,660
TOTAL UTILITIES		79,660
TOTAL CORPORATE BONDS (Cost $1,232,132)		$1,227,323

	Face	Fair
U.S. GOVERNMENT AGENCY ISSUES - 6.6%	Amount	Value
Federal Home Loan Bank - 0.6%
4.500%, 09/16/2013	$20,000	$19,493
5.375%, 08/15/2018	20,000	20,610
		40,103
Federal Home Loan Mortgage Corporation - 0.6%
5.000%, 09/09/2016	15,000	14,537
5.250%, 07/27/2017	25,000	24,417
		38,954
Federal National Mortgage Association - 5.4%
4.375%, 10/15/2006	60,000	59,980
3.375%, 12/15/2008	40,000	38,711
5.500%, 03/15/2011	100,000	102,454
5.000%, 07/26/2013	25,000	24,519
5.000%, 07/09/2018	25,000	23,968
5.250%, 08/01/2012	100,000	100,648
5.250%, 04/15/2019	20,000	19,333
		369,613
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $448,991)		$448,670

	Face	Fair
U.S. TREASURY OBLIGATIONS - 2.9%	Amount	Value
U.S. Treasury Notes - 2.9%
2.625%, 11/15/2006	$100,000	$99,754
4.375%, 05/15/2007	100,000	99,653
TOTAL U.S. TREASURY OBLIGATIONS (Cost $199,622)		$199,407

	Face	Fair
SHORT-TERM NOTES - 3.1%	Amount	Value
Federal Home Loan Bank Discount Note
5.200%, 10/02/2006	$208,000	$207,976
Wisconsin Corporate Central Credit Union
4.994%, 12/31/2031 (b)	465	465
TOTAL SHORT-TERM NOTES (Cost $208,441)		$208,441

Total Investments (Cost $6,377,938) (c) - 99.7%		$6,821,118
Other Assets in Excess of Liabilities - 0.3%		22,019
TOTAL NET ASSETS - 100.0%		$6,843,137

Percentages are stated as a percent of net assets.

ADR American Depository Receipt
(a) Non Income Producing.
(b) Security is variable rate instrument in which the coupon rate is adjusted weekly based on the one-month LIBOR. The interest rate stated is the rate in effect at period-end.
(c) Represents cost for financial reporting purposes, which differs from cost basis for Federal income tax purposes. See also Note 3 of the Notes to the Schedule of Investments.

Schedule of Investments
September 30, 2006 (Unaudited)
Ohio National Fund, Inc. - Covered Call Portfolio

		Fair
COMMON STOCKS - 99.7%	Shares	Value
CONSUMER DISCRETIONARY - 12.6%
Automobiles - 0.6%
General Motors Corp.	1,000	$33,260
Household Durables - 0.3%
Centex Corp.	300	15,786
Leisure Equipment & Products - 0.7%
Fuji Photo Film Ltd. - ADR	1,100	40,106
Media - 2.9%
Comcast Corp. Class A (a)	2,200	81,070
EchoStar Communications Corp. Class A (a)	500	16,370
The DIRECTV Group Inc. (a)	1,000	19,680
The Walt Disney Co.	1,200	37,092
		154,212
Multiline Retail - 3.2%
Dollar Tree Stores, Inc. (a)	1,000	30,960
Family Dollar Stores, Inc.	1,400	40,936
Kohl's Corp. (a)	900	58,428
Target Corp.	700	38,675
		168,999
Specialty Retail - 2.3%
A.C. Moore Arts & Crafts, Inc. (a)	1,800	34,254
Dick's Sporting Goods, Inc. (a)	400	18,208
PETsMart, Inc.	700	19,425
Rent-A-Center, Inc. (a)	800	23,432
The Sherwin-Williams Co.	500	27,890
		123,209
Textiles, Apparel & Luxury Goods - 2.6%
Gildan Activewear, Inc. (a)	400	19,384
NIKE, Inc. Class B	600	52,572
Steven Madden Ltd.	450	17,658
V.F. Corp.	700	51,065
		140,679
TOTAL CONSUMER DISCRETIONARY		676,251

CONSUMER STAPLES - 8.4%
Beverages - 5.3%
Coca-Cola Enterprises, Inc.	3,400	70,822
Fomento Economico Mexicano SA de CV - ADR	600	58,164
Heineken NV - ADR	2,200	50,261
Molson Coors Brewing Co. Class B	400	27,560
The Pepsi Bottling Group, Inc.	2,200	78,100
		284,907
Food & Staples Retailing - 0.3%
CVS Corp.	400	12,848
Food Products - 1.1%
Nestle SA - ADR	700	60,848
Household Products - 1.7%
The Procter & Gamble Co.	1,500	92,970
TOTAL CONSUMER STAPLES		451,573

ENERGY - 5.7%
Oil, Gas & Consumable Fuels - 5.7%
Chevron Corp.	800	51,888
Frontline Ltd.	900	34,659
General Maritime Corp.	1,900	69,502
Overseas Shipholding Group, Inc.	1,000	61,770
Total SA - ADR	800	52,752
Tsakos Energy Navigation Ltd.	800	35,680
TOTAL ENERGY		306,251

FINANCIALS - 23.7%
Capital Markets - 7.8%
A.G. Edwards, Inc.	300	15,984
Deutsche Bank AG	400	48,280
Merrill Lynch & Co., Inc.	500	39,110
Morgan Stanley	800	58,328
The Bank of New York Co., Inc.	1,800	63,468
The Bear Stearns Companies Inc.	200	28,020
The Goldman Sachs Group, Inc.	700	118,419
UBS AG	800	47,448
		419,057
Commercial Banks - 6.1%
Allied Irish Banks, plc - ADR	400	21,624
BNP Paribas - ADR	800	42,994
Cullen/Frost Bankers, Inc.	500	28,910
East West Bancorp, Inc.	300	11,883
PNC Financial Services Group, Inc.	500	36,220
SunTrust Banks Inc	800	61,824
Wachovia Corp.	900	50,220
Wells Fargo & Co.	2,000	72,360
		326,035
Diversified Financial Services - 4.2%
Bank of America Corp.	2,500	133,925
ING Groep NV - ADR	400	17,592
JPMorgan Chase & Co.	1,600	75,136
		226,653
Insurance - 3.9%
Everest Re Group Ltd.	400	39,012
Loews Corp.	1,200	45,480
MetLife, Inc.	700	39,676
The Chubb Corp.	600	31,176
The Hartford Financial Services Group, Inc.	600	52,050
		207,394
Real Estate Investment Trusts - 1.0%
Newcastle Investment Corp.	500	13,705
Redwood Trust, Inc.	800	40,296
		54,001
Thrifts & Mortgage Finance - 0.7%
Washington Mutual, Inc.	800	34,776
TOTAL FINANCIALS		1,267,916

HEALTH CARE - 14.5%
Biotechnology - 0.8%
Amgen, Inc. (a)	600	42,918
Health Care Equipment & Supplies - 0.3%
Cooper Cos. Inc.	300	16,050
Health Care Providers & Services - 6.3%
AmerisourceBergen Corp.	500	22,600
Amsurg Corp. (a)	2,100	46,746
Community Health Systems, Inc. (a)	700	26,145
Health Net, Inc. (a)	600	26,112
Henry Schein, Inc. (a)	1,200	60,168
Kindred Healthcare, Inc. (a)	1,300	38,649
LifePoint Hospitals, Inc. (a)	1,100	38,852
Triad Hospitals, Inc. (a)	300	13,209
UnitedHealth Group, Inc.	700	34,440
WellPoint, Inc. (a)	400	30,820
		337,741
Pharmaceuticals - 7.1%
Forest Laboratories, Inc. Class A (a)	1,400	70,854
Johnson & Johnson	1,100	71,434
Merck & Co., Inc.	1,300	54,470
Novartis AG - ADR	700	40,908
Roche Holding AG - ADR	1,100	94,828
Schering-Plough Corp.	2,000	44,180
		376,674
TOTAL HEALTH CARE		773,383

INDUSTRIALS - 1.9%
Aerospace & Defense - 0.9%
Northrop Grumman Corp.	700	47,649
Airlines - 0.8%
Alaska Air Group, Inc. (a)	1,100	41,844
Road & Rail - 0.2%
Ryder System, Inc.	200	10,336
TOTAL INDUSTRIALS		99,829

INFORMATION TECHNOLOGY - 20.5%
Communications Equipment - 3.0%
Cisco Systems, Inc. (a)	4,200	96,600
Motorola, Inc.	1,800	45,000
Research In Motion Ltd. (a)	200	20,530
		162,130
Computers & Peripherals - 3.5%
Apple Computer, Inc. (a)	500	38,515
Hewlett-Packard Co.	2,000	73,380
International Business Machines Corp.	900	73,746
		185,641
IT Services - 2.7%
Cognizant Technology Solutions Corp. Class A (a)	900	66,654
Fiserv, Inc. (a)	800	37,672
Infosys Technologies Ltd. - ADR	800	38,184
		142,510
Office Electronics - 1.2%
Canon, Inc. - ADR	500	26,145
Xerox Corp. (a)	2,300	35,788
		61,933
Semiconductor & Semiconductor Equipment - 4.8%
Intel Corp.	6,600	135,762
Siliconware Precision Industries Co. - ADR	5,152	30,654
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	2,471	23,722
Texas Instruments, Inc.	2,100	69,825
		259,963
Software - 5.3%
Microsoft Corp.	7,100	194,043
Oracle Corp. (a)	3,700	65,638
Symantec Corp. (a)	1,100	23,408
		283,089
TOTAL INFORMATION TECHNOLOGY		1,095,266

MATERIALS - 1.4%
Chemicals - 0.2%
Hercules, Inc. (a)	800	12,616
Metals & Mining - 1.2%
Barrick Gold Corp.	2,100	64,512
TOTAL MATERIALS		77,128

TELECOMMUNICATION SERVICES - 6.9%
Diversified Telecommunication Services - 5.5%
AT&T Inc.	1,300	42,328
BT Group plc - ADR	400	20,228
Philippine Long Distance Telephone Co. - ADR	500	21,780
PT Telekomunikasi Indonesia - ADR	1,300	47,008
Telefonos de Mexico S.A. de C.V. - ADR	2,100	53,718
Telenor ASA - ADR	1,630	63,472
Verizon Communications, Inc.	1,300	48,269
		296,803
Wireless Telecommunication Services - 1.4%
America Movil S.A. de C.V. - ADR	1,900	74,803
TOTAL TELECOMMUNICATION SERVICES		371,606

UTILITIES - 4.1%
Electric Utilities - 1.2%
FPL Group, Inc.	1,200	54,000
Korea Electric Power Corp. - ADR	500	9,775
		63,775
Multi-Utilities - 2.9%
Dominion Resources Inc.	400	30,596
National Grid Transco PLC - ADR	1,320	82,751
RWE AG - ADR	470	43,373
		156,720
TOTAL UTILITIES		220,495
TOTAL COMMON STOCKS (Cost $5,002,548) (b)		$5,339,698

		Fair
PREFERRED STOCKS - 1.1%	Shares	Value
CONSUMER STAPLES - 0.5%
Household Products - 0.5%
Henkel Ltd. Partnership - ADR (a)	200	$27,891
TOTAL CONSUMER STAPLES		27,891

INDUSTRIALS - 0.6%
Airlines - 0.6%
GOL Linhas Aereas Inteligentes S.A. - ADR	900	30,915
TOTAL INDUSTRIALS		30,915
TOTAL PREFERRED STOCKS (Cost $61,622) (b)		$58,806.0000

		Fair
PURCHASED OPTIONS - 0.2%	Shares	Value
Put Options - 0.2%
Standard & Poor's MidCap 400 Depositary Receipts
Expiration: December 2006, Exercise Price: $730.00	8	$11,680
TOTAL PURCHASED OPTIONS (Cost $13,624)		$11,680

	Face	Fair
SHORT-TERM NOTES - 7.4%	Amount	Value
Federal Home Loan Bank Discount Note
5.200%, 10/02/2006	$396,000	$395,954
Wisconsin Corporate Central Credit Union
5.000%, 12/31/2031 (c)	65	65
TOTAL SHORT-TERM NOTES (Cost $396,019)		$396,019

Total Investments (Cost $5,473,813) (d) - 108.4%		$5,806,203

Total Outstanding Written Call Options - (3.1%)
(see following schedule)		(167,265)

Other liabilities in Excess of Other Assets - (5.3)%		(284,797)
TOTAL NET ASSETS - 100.0%		$5,354,141

Percentages are stated as a percent of net assets.

ADR American Depository Receipt
(a) Non Income Producing.
(b) Common and preferred stocks are fully or partially pledged as collateral for outstanding written call options, which are presented in the following schedule.
(c) Security is a variable rate instrument in which the coupon rate is adjusted weekly based on the one-month LIBOR rate.
The interest rate stated is the rate in effect at period-end.
(d) Represents cost for financial reporting purposes, which differs from cost basis for Federal income tax purposes. See also Note 3 of the Notes to the Schedule of Investments.

Schedule of Options Written
September 30, 2006
Ohio National Fund, Inc. - Covered Call Portfolio

Underlying Security			Fair
Expiration Date/Exercise Price	Contracts*		Value
Outstanding Written Call Options
A.C. Moore Arts & Crafts, Inc.
Expiration: December 2006, Exercise Price: $20.00	18		2,250
A.G. Edwards, Inc.
Expiration: November 2006, Exercise Price: $55.00	2		210
Expiration: January 2007, Exercise Price: $55.00	1		225
Alaska Air Group, Inc.
Expiration: October 2006, Exercise Price: $40.00	11		577
America Movil S.A. de C.V. - ADR
Expiration: November 2006, Exercise Price: $40.00	10		1,750
Expiration: January 2007, Exercise Price: $45.00	9		900
AmerisourceBergen Corp.
Expiration: November 2006, Exercise Price: $45.00	5		925
Amgen, Inc.
Expiration: October 2006, Exercise Price: $75.00	4		120
Expiration: January 2007, Exercise Price: $75.00	2		410
Amsurg Corp.
Expiration: October 2006, Exercise Price: $25.00	16		200
Expiration: December 2006, Exercise Price: $25.00	5		275
Apple Computer, Inc.
Expiration: April 2007, Exercise Price: $90.00	5		2,510
AT&T Inc.
Expiration: April 2007, Exercise Price: $32.50	11		2,145
Bank of America Corp.
Expiration: January 2007, Exercise Price: $52.50	10		2,450
Barrick Gold Corp.
Expiration: January 2007, Exercise Price: $35.00	6		570
Expiration: January 2007, Exercise Price: $37.50	11		550
Expiration: April 2007, Exercise Price: $37.50	4		420
Centex Corp.
Expiration: April 2007, Exercise Price: $65.00	3		630
Chevron Corp.
Expiration: December 2006, Exercise Price: $70.00	8		640
Cisco Systems, Inc.
Expiration: January 2007, Exercise Price: $22.50	36		6,480
Expiration: April 2007, Exercise Price: $25.00	6		720
Coca-Cola Enterprises, Inc.
Expiration: November 2006, Exercise Price: $20.00	19		2,280
Expiration: November 2006, Exercise Price: $22.50	5		62
Cognizant Technology Solutions Corp. Class A
Expiration: October 2006, Exercise Price: $70.00	5		2,500
Expiration: January 2007, Exercise Price: $75.00	4		2,400
Comcast Corp. Class A
Expiration: January 2007, Exercise Price: $37.50	22		3,520
Community Health Systems, Inc.
Expiration: December 2006, Exercise Price: $40.00	7		840
Cooper Cos. Inc.
Expiration: February 2007, Exercise Price: $60.00	3		667
Cullen/Frost Bankers, Inc.
Expiration: October 2006, Exercise Price: $60.00	5		1,250
CVS Corp.
Expiration: January 2007, Exercise Price: $35.00	4		340
Deutsche Bank AG
Expiration: January 2007, Exercise Price: $125.00	4		1,900
Dick's Sporting Goods, Inc.
Expiration: January 2007, Exercise Price: $45.00	4		1,280
Dollar Tree Stores, Inc.
Expiration: November 2006, Exercise Price: $30.00	3		570
Expiration: February 2007, Exercise Price: $32.50	7		1,085
Dominion Resources Inc.
Expiration: January 2007, Exercise Price: $80.00	2		320
Expiration: January 2007, Exercise Price: $85.00	2		95
East West Bancorp, Inc.
Expiration: October 2006, Exercise Price: $40.00	2		180
Expiration: October 2006, Exercise Price: $45.00	1		12
EchoStar Communications Corp. Class A
Expiration: March 2007, Exercise Price: $40.00	5		250
Everest Re Group Ltd.
Expiration: April 2007, Exercise Price: $110.00	4		910
Family Dollar Stores, Inc.
Expiration: October 2006, Exercise Price: $27.50	7		1,295
Expiration: January 2007, Exercise Price: $30.00	7		1,015
Fiserv, Inc.
Expiration: January 2007, Exercise Price: $50.00	8		1,040
Fomento Economico Mexicano SA de CV - ADR
Expiration: October 2006, Exercise Price: $100.00	3		367
Expiration: October 2006, Exercise Price: $95.00	2		720
Forest Laboratories, Inc. Class A
Expiration: November 2006, Exercise Price: $50.00	4		1,120
Expiration: January 2007, Exercise Price: $50.00	4		1,520
Expiration: February 2007, Exercise Price: $55.00	6		1,170
FPL Group, Inc.
Expiration: December 2006, Exercise Price: $45.00	10		1,350
Frontline Ltd.
Expiration: February 2007, Exercise Price: $40.00	9		1,980
General Maritime Corp.
Expiration: February 2007, Exercise Price: $40.00	19		1,520
General Motors Corp.
Expiration: December 2006, Exercise Price: $35.00	10		1,850
GOL Linhas Aereas Inteligentes S.A. - ADR
Expiration: October 2006, Exercise Price: $40.00	9		90
Health Net, Inc.
Expiration: October 2006, Exercise Price: $47.50	2		45
Expiration: January 2007, Exercise Price: $55.00	4		100
Henry Schein, Inc.
Expiration: October 2006, Exercise Price: $50.00	10		1,350
Expiration: April 2007, Exercise Price: $55.00	2		345
Hercules, Inc.
Expiration: December 2006, Exercise Price: $15.00	2		280
Expiration: March 2007, Exercise Price: $15.00	5		950
Hewlett-Packard Co.
Expiration: February 2007, Exercise Price: $40.00	20		3,400
Infosys Technologies Ltd.
Expiration: October 2006, Exercise Price: $45.00	4		1,480
Expiration: April 2007, Exercise Price: $55.00	4		1,040
ING Groep NV
Expiration: January 2007, Exercise Price: $45.00	4		780
Intel Corp.
Expiration: January 2007, Exercise Price: $20.00	33		5,280
International Business Machines Corp.
Expiration: October 2006, Exercise Price: $85.00	4		180
Expiration: January 2007, Exercise Price: $85.00	3		585
Expiration: January 2007, Exercise Price: $90.00	2		140
Johnson & Johnson
Expiration: January 2007, Exercise Price: $65.00	9		1,890
JPMorgan Chase & Co.
Expiration: December 2006, Exercise Price: $47.50	12		1,500
Expiration: January 2007, Exercise Price: $45.00	4		1,200
Kindred Healthcare, Inc.
Expiration: February 2007, Exercise Price: $35.00	13		1,495
Kohl's Corp.
Expiration: April 2007, Exercise Price: $75.00	9		1,935
Korea Electric Power Corp. - ADR
Expiration: December 2006, Exercise Price: $20.00	5		413
LifePoint Hospitals, Inc.
Expiration: November 2006, Exercise Price: $40.00	11		275
Loews Corp.
Expiration: December 2006, Exercise Price: $38.38	9		1,148
Expiration: January 2007, Exercise Price: $40.00	3		240
Merck & Co., Inc.
Expiration: January 2007, Exercise Price: $42.50	6		1,110
Expiration: January 2007, Exercise Price: $45.00	7		630
Merrill Lynch & Co., Inc.
Expiration: April 2007, Exercise Price: $85.00	5		1,450
MetLife, Inc.
Expiration: December 2006, Exercise Price: $55.00	6		1,800
Expiration: March 2007, Exercise Price: $60.00	1		175
Microsoft Corp.
Expiration: April 2007, Exercise Price: $27.50	36		5,940
Expiration: April 2007, Exercise Price: $30.00	16		960
Molson Coors Brewing Co. Class B
Expiration: October 2006, Exercise Price: $75.00	4		20
Morgan Stanley
Expiration: January 2007, Exercise Price: $70.00	2		1,120
Expiration: April 2007, Exercise Price: $75.00	6		2,640
Motorola, Inc.
Expiration: April 2007, Exercise Price: $30.00	18		1,440
NIKE, Inc. Class B
Expiration: April 2007, Exercise Price: $90.00	6		2,940
Northrop Grumman Corp.
Expiration: November 2006, Exercise Price: $70.00	5		525
Expiration: November 2006, Exercise Price: $75.00	2		20
Novartis AG
Expiration: January 2007, Exercise Price: $60.00	7		1,085
Oracle Corp.
Expiration: March 2007, Exercise Price: $16.00	15		3,900
Overseas Shipholding Group, Inc.
Expiration: October 2006, Exercise Price: $60.00	2		575
Expiration: October 2006, Exercise Price: $65.00	2		130
Expiration: January 2007, Exercise Price: $75.00	1		53
Expiration: April 2007, Exercise Price: $70.00	5		1,200
PETsMart, Inc.
Expiration: October 2006, Exercise Price: $30.00	7		126
Philippine Long Distance Telephone Co. - ADR
Expiration: December 2006, Exercise Price: $45.00	5		900
PNC Financial Services Group, Inc.
Expiration: January 2007, Exercise Price: $75.00	5		925
PT Telekomunikasi Indonesia
Expiration: October 2006, Exercise Price: $35.00	8		1,320
Expiration: January 2007, Exercise Price: $40.00	5		863
Redwood Trust, Inc.
Expiration: October 2006, Exercise Price: $50.00	8		1,300
Rent-A-Center, Inc.
Expiration: December 2006, Exercise Price: $30.00	8		1,680
Research In Motion Ltd.
Expiration: March 2007, Exercise Price: $110.00	2		1,560
Ryder System, Inc.
Expiration: November 2006, Exercise Price: $55.00	2		290
Schering-Plough Corp.
Expiration: February 2007, Exercise Price: $22.50	20		2,500
Siliconware Precision Industries Co.
Expiration: December 2006, Exercise Price: $7.50	47		1,880
Steven Madden Ltd.
Expiration: December 2006, Exercise Price: $40.00	3	**	1,553
SunTrust Banks Inc
Expiration: January 2007, Exercise Price: $85.00	8		280
Symantec Corp.
Expiration: April 2007, Exercise Price: $22.50	11		1,870
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR
Expiration: January 2007, Exercise Price: $11.00	21	***	1,377
Target Corp.
Expiration: April 2007, Exercise Price: $60.00	7		1,750
Telefonos de Mexico S.A. de C.V. - ADR
Expiration: October 2006, Exercise Price: $25.00	10		1,050
Expiration: November 2006, Exercise Price: $22.50	11		3,740
Texas Instruments, Inc.
Expiration: October 2006, Exercise Price: $35.00	3		87
Expiration: January 2007, Exercise Price: $32.50	6		1,770
Expiration: April 2007, Exercise Price: $37.50	12		1,980
The Bank of New York Co., Inc.
Expiration: October 2006, Exercise Price: $35.00	14		1,330
Expiration: October 2006, Exercise Price: $37.50	4		40
The Bear Stearns Companies Inc.
Expiration: January 2007, Exercise Price: $155.00	2		500
The Chubb Corp.
Expiration: January 2007, Exercise Price: $52.50	2		410
Expiration: January 2007, Exercise Price: $55.00	4		380
The DIRECTV Group Inc.
Expiration: January 2007, Exercise Price: $20.00	5		525
The Goldman Sachs Group, Inc.
Expiration: October 2006, Exercise Price: $165.00	2		1,340
Expiration: January 2007, Exercise Price: $180.00	2		960
Expiration: April 2007, Exercise Price: $190.00	3		1,680
The Hartford Financial Services Group, Inc.
Expiration: December 2006, Exercise Price: $95.00	2		100
Expiration: January 2007, Exercise Price: $90.00	2		490
Expiration: March 2007, Exercise Price: $90.00	2		740
The Procter & Gamble Co.
Expiration: April 2007, Exercise Price: $65.00	14		2,800
The Sherwin-Williams Co.
Expiration: January 2007, Exercise Price: $55.00	1		420
Expiration: March 2007, Exercise Price: $60.00	4		1,120
The Walt Disney Co.
Expiration: April 2007, Exercise Price: $32.50	8		1,160
Total SA - ADR
Expiration: October 2006, Exercise Price: $70.00	6		105
Expiration: May 2007, Exercise Price: $70.00	2		550
Triad Hospitals, Inc.
Expiration: November 2006, Exercise Price: $45.00	3		375
Tsakos Energy Navigation Ltd.
Expiration: December 2006, Exercise Price: $50.00	8		360
UBS AG
Expiration: December 2006, Exercise Price: $60.00	8		1,620
UnitedHealth Group, Inc.
Expiration: January 2007, Exercise Price: $55.00	3		330
Expiration: January 2007, Exercise Price: $57.50	4		280
V.F. Corp.
Expiration: February 2007, Exercise Price: $80.00	7		1,470
Verizon Communications, Inc.
Expiration: April 2007, Exercise Price: $37.50	10		1,750
Wachovia Corp.
Expiration: January 2007, Exercise Price: $60.00	7		455
Expiration: January 2007, Exercise Price: $65.00	2		15
Washington Mutual, Inc.
Expiration: January 2007, Exercise Price: $50.00	8		100
WellPoint, Inc.
Expiration: December 2006, Exercise Price: $80.00	2		360
Expiration: December 2006, Exercise Price: $85.00	2		140
Wells Fargo & Co.
Expiration: January 2007, Exercise Price: $37.50	16		1,200
Xerox Corp.
Expiration: April 2007, Exercise Price: $17.00	19		1,140
Total Outstanding Written Call Options (Premiums received $172,438)	1,102		$167,265

* 100 shares per contract unless otherwise noted.
** 150 shares per contract.
*** 114 shares per contract.

Schedule of Investments
September 30, 2006 (Unaudited)
Ohio National Fund, Inc. - Target VIP Portfolio

		Fair
COMMON STOCKS - 97.0%	Shares	Value
CONSUMER DISCRETIONARY - 6.4%
Auto Components - 0.9%
Drew Industries, Inc. (a)	884	$22,330
LKQ Corp. (a)	2,116	46,488
		68,818
Automobiles - 1.0%
Harley-Davidson, Inc.	1,192	74,798
Hotels, Restaurants & Leisure - 1.0%
Darden Restaurants, Inc.	646	27,436
Papa John's International, Inc. (a)	1,402	50,626
		78,062
Household Durables - 0.6%
Garmin Ltd.	750	36,585
Tarragon Corp.	1,196	12,450
		49,035
Multiline Retail - 0.6%
Nordstrom, Inc.	1,168	49,407
Specialty Retail - 1.8%
Dress Barn, Inc. (a)	684	14,925
Guess ?, Inc. (a)	373	18,102
Hibbett Sporting Goods, Inc. (a)	1,478	38,694
Jos. A Bank Clothiers, Inc. (a)	718	21,511
Select Comfort Corp. (a)	2,253	49,295
		142,527
Textiles, Apparel & Luxury Goods - 0.5%
Steven Madden Ltd.	876	34,374
TOTAL CONSUMER DISCRETIONARY		497,021

CONSUMER STAPLES - 7.1%
Beverages - 2.6%
Diageo plc - ADR	1,352	96,046
PepsiCo, Inc.	1,587	103,568
		199,614
Food & Staples Retailing - 0.7%
The Pantry Inc. (a)	932	52,537
Household Products - 3.8%
Colgate-Palmolive Co.	493	30,615
The Clorox Co.	143	9,009
The Procter & Gamble Co.	4,061	251,701
		291,325
TOTAL CONSUMER STAPLES		543,476

ENERGY - 16.4%
Energy Equipment & Services - 4.5%
Atwood Oceanics, Inc. (a)	1,310	58,911
BJ Services Co.	2,233	67,280
Hornbeck Offshore Services, Inc. (a)	1,172	39,262
Patterson-UTI Energy, Inc.	604	14,351
TETRA Technologies, Inc. (a)	2,981	72,021
Veritas DGC, Inc. (a)	1,453	95,636
		347,461
Oil, Gas & Consumable Fuels - 11.9%
Atlas America, Inc. (a)	854	36,449
Chesapeake Energy Corp.	1,806	52,338
Crosstex Energy, Inc.	537	48,099
Edge Petroleum Corp. (a)	736	12,122
ENI SpA - ADR	1,424	84,742
EOG Resources, Inc.	1,662	108,113
Exxon Mobil Corp.	4,217	282,961
Helix Energy Solutions Group, Inc. (a)	389	12,993
Occidental Petroleum Corp.	1,501	72,213
Peabody Energy Corp.	1,319	48,513
Petrohawk Energy Corp. (a)	3,885	40,326
Petroquest Energy, Inc. (a)	1,975	20,599
Southwestern Energy Co. (a)	839	25,061
XTO Energy, Inc.	1,811	76,297
		920,826
TOTAL ENERGY		1,268,287

FINANCIALS - 13.3%
Capital Markets - 0.4%
TradeStation Group, Inc. (a)	1,812	27,307
Commercial Banks - 4.7%
ABN AMRO Holding NV - ADR	2,995	87,514
Barclays plc - ADR	1,874	95,143
HSBC Holdings plc - ADR	980	89,699
Lloyds TSB Group plc - ADR	2,333	94,487
		366,843
Diversified Financial Services - 5.8%
Citigroup, Inc.	4,884	242,589
ING Groep NV - ADR	2,242	98,603
Moody's Corp.	1,627	106,373
		447,565
Insurance - 2.4%
Argonaut Group, Inc. (a)	1,260	39,098
Safeco Corp.	673	39,660
The Progressive Corp.	4,327	106,184
		184,942
TOTAL FINANCIALS		1,026,657

HEALTH CARE - 11.2%
Biotechnology - 5.7%
Amgen, Inc. (a)	4,024	287,837
Gilead Sciences, Inc. (a)	2,225	152,857
		440,694
Health Care Equipment & Supplies - 0.7%
ICU Medical, Inc. (a)	582	26,469
Meridian Bioscience, Inc.	1,095	25,744
		52,213
Health Care Providers & Services - 3.3%
Express Scripts, Inc. (a)	1,431	108,026
HealthExtras, Inc. (a)	1,643	46,513
Horizon Health Corp. (a)	622	9,498
UnitedHealth Group, Inc.	1,870	92,004
		256,041
Health Care Technology - 0.4%
Cerner Corp. (a)	384	17,433
Vital Images, Inc. (a)	527	16,643
		34,076
Pharmaceuticals - 1.1%
Biovail Corp.	778	11,857
Teva Pharmaceutical Industries, Ltd. - ADR	2,189	74,623
		86,480
TOTAL HEALTH CARE		869,504

INDUSTRIALS - 5.8%
Aerospace & Defense - 0.8%
AAR Corp. (a)	1,401	33,400
Ceradyne, Inc. (a)	291	11,957
Rockwell Collins, Inc.	309	16,946
		62,303
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	578	25,767
Airlines - 0.1%
World Air Holdings, Inc. (a)	1,003	9,027
Commercial Services & Supplies - 0.4%
Healthcare Services Group, Inc.	1,130	28,431
Construction & Engineering - 0.9%
EMCOR Group, Inc. (a)	1,309	71,785
Electrical Equipment - 0.8%
Encore Wire Corp. (a)	952	33,596
Rockwell Automation, Inc.	313	18,185
The Lamson & Sessions Co. (a)	492	11,720
		63,501
Industrial Conglomerates - 1.6%
3M Co.	1,348	100,318
McDermott International, Inc. (a)	535	22,363
		122,681
Machinery - 0.5%
Columbus McKinnon Corp. (a)	595	10,728
Gehl Co. (a)	513	13,738
JLG Industries, Inc.	553	10,955
		35,421
Trading Companies & Distributors - 0.4%
Fastenal Co.	520	20,057
Watsco, Inc.	219	10,076
		30,133
TOTAL INDUSTRIALS		449,049

INFORMATION TECHNOLOGY - 26.1%
Communications Equipment - 4.0%
Motorola, Inc.	12,334	308,350
Computers & Peripherals - 8.5%
Apple Computer, Inc. (a)	4,359	335,774
International Business Machines Corp.	2,877	235,741
SanDisk Corp. (a)	1,587	84,968
		656,483
Electronic Equipment & Instruments - 0.9%
Brightpoint, Inc. (a)	857	12,187
Itron, Inc. (a)	1,029	57,418
		69,605
Internet Software & Services - 4.4%
Digital Insight Corp. (a)	1,424	41,752
eCollege.com, Inc. (a)	933	14,919
Google, Inc. Class A (a)	699	280,928
		337,599
Semiconductor & Semiconductor Equipment - 6.8%
Intel Corp.	9,461	194,613
Intevac, Inc. (a)	898	15,086
Lam Research Corp. (a)	469	21,260
National Semiconductor Corp.	945	22,236
NVIDIA Corp. (a)	2,934	86,817
Sigma Designs, Inc. (a)	881	13,171
Standard Microsystems Corp. (a)	883	25,095
Texas Instruments, Inc.	4,447	147,862
		526,140
Software - 1.5%
Ansoft Corp. (a)	997	24,835
Autodesk, Inc. (a)	793	27,581
Intergraph Corp. (a)	256	10,977
Intuit, Inc. (a)	961	30,839
Ultimate Software Group, Inc. (a)	997	23,459
		117,691
TOTAL INFORMATION TECHNOLOGY		2,015,868

MATERIALS - 0.3%
Metals & Mining - 0.3%
Ryerson Tull, Inc.	1,064	23,291
TOTAL MATERIALS		23,291

TELECOMMUNICATION SERVICES - 6.0%
Diversified Telecommunication Services - 4.5%
BT Group plc - ADR	2,059	104,124
Deutsche Telekom AG - ADR	4,739	75,208
Telecom Italia SpA - ADR	2,689	76,179
Telefonica SA - ADR	1,746	90,460
		345,971
Wireless Telecommunication Services - 1.5%
NII Holdings, Inc. (a)	522	32,448
Vodafone Group plc - ADR	3,649	83,416
		115,864
TOTAL TELECOMMUNICATION SERVICES		461,835

UTILITIES - 4.4%
Electric Utilities - 2.9%
Enel SpA - ADR	1,995	91,032
Exelon Corp.	393	23,792
PPL Corp.	225	7,402
Scottish Power plc - ADR	2,092	101,588
		223,814
Independent Power Producers & Energy Traders - 0.2%
TXU Corp.	277	17,318
Multi-Utilities - 1.3%
National Grid Transco plc - ADR	1,617	101,370
TOTAL UTILITIES		342,502
TOTAL COMMON STOCKS (Cost $7,216,004)		$7,497,490

	Face	Fair
REPURCHASE AGREEMENTS - 3.1%	Amount	Value
U.S. Bank 4.100% 10/02/2006	$241,000	$241,000
Repurchase price $241,082
Collateralized by:
Federal Home Loan Mortgage Corp. Gold Pool
#G01505 5.000%, 01/01/2033
Fair Value: $60,129
Federal Home Loan Mortgage Corp. Gold Pool
#E99430 4.500%, 09/01/2018
Fair Value: $2,540
Federal National Mortgage Association Pool
#555421 5.000%, 05/01/2033
Fair Value: $6,203
Federal Home Loan Mortgage Corp.
Series #2694-UF 6.830%, 10/15/2033
Fair Value: $16,318
Federal National Mortgage Association Pool
#682318 4.500%, 09/01/2033
Fair Value: $142,207
Federal National Mortgage Association Pool
#729590 4.500%, 07/01/2018
Fair Value: $18,417
TOTAL REPURCHASE AGREEMENTS (Cost $241,000)		$241,000

Total Investments (Cost $7,457,004) (b) - 100.1%		$7,738,490
Liabilities in Excess of Other Assets - (0.1)%		(5,993)
TOTAL NET ASSETS - 100.0%		$7,732,497

Percentages are stated as a percent of net assets.

ADR American Depository Receipt
(a) Non Income Producing.
(b) Represents cost for financial reporting purposes, which differs from cost basis for Federal income tax purposes. See also Note 3 of the Notes to the Schedule of Investments.

Schedule of Investments
September 30, 2006 (Unaudited)
Ohio National Fund, Inc. - Target Equity/Income

		Fair
COMMON STOCKS - 98.3%	Shares	Value
CONSUMER DISCRETIONARY - 3.6%
Household Durables - 2.4%
La-Z-Boy, Inc.	32,348	$451,578
Specialty Retail - 1.2%
Dress Barn, Inc. (a)	4,729	103,187
Guess ?, Inc. (a)	2,559	124,188
		227,375
TOTAL CONSUMER DISCRETIONARY		678,953

CONSUMER STAPLES - 1.0%
Food & Staples Retailing - 1.0%
SUPERVALU, Inc.	6,148	182,289
TOTAL CONSUMER STAPLES		182,289

ENERGY - 15.6%
Energy Equipment & Services - 1.8%
BJ Services Co.	11,221	338,089
Oil, Gas & Consumable Fuels - 13.8%
Chesapeake Energy Corp.	12,463	361,178
EOG Resources, Inc.	8,334	542,127
Helix Energy Solutions Group, Inc. (a)	2,703	90,280
Marathon Oil Corp.	7,445	572,520
Peabody Energy Corp.	9,108	334,992
Southwestern Energy Co. (a)	5,797	173,156
XTO Energy, Inc.	12,520	527,468
		2,601,721
TOTAL ENERGY		2,939,810

FINANCIALS - 15.0%
Commercial Banks - 5.0%
Comerica, Inc.	7,922	450,920
Provident Bankshares Corp.	13,110	485,726
		936,646
Diversified Financial Services - 2.8%
JPMorgan Chase & Co.	11,337	532,385
Insurance - 4.9%
Cincinnati Financial Corp.	10,080	484,445
Unitrin, Inc.	9,852	435,163
		919,608
Thrifts & Mortgage Finance - 2.3%
Washington Federal, Inc.	19,552	438,747
TOTAL FINANCIALS		2,827,386

HEALTH CARE - 3.1%
Health Care Providers & Services - 2.0%
Express Scripts, Inc. (a)	5,005	377,828
Health Care Technology - 0.7%
Cerner Corp. (a)	2,650	120,310
Pharmaceuticals - 0.4%
Biovail Corp.	5,379	81,976
TOTAL HEALTH CARE		580,114

INDUSTRIALS - 5.1%
Aerospace & Defense - 0.4%
Ceradyne, Inc. (a)	2,022	83,084
Commercial Services & Supplies - 2.3%
R.R. Donnelley & Sons Co.	13,055	430,293
Electrical Equipment - 0.4%
The Lamson & Sessions Co. (a)	3,409	81,203
Industrial Conglomerates - 0.8%
McDermott International, Inc. (a)	3,679	153,782
Machinery - 0.8%
Columbus McKinnon Corp. (a)	4,104	73,995
JLG Industries, Inc.	3,831	75,892
		149,887
Trading Companies & Distributors - 0.4%
Watsco, Inc.	1,506	69,291
TOTAL INDUSTRIALS		967,540

INFORMATION TECHNOLOGY - 28.0%
Communications Equipment - 11.3%
Motorola, Inc.	85,208	2,130,200
Computers & Peripherals - 13.9%
Apple Computer, Inc. (a)	29,559	2,276,930
SanDisk Corp. (a)	6,450	345,333
		2,622,263
Electronic Equipment & Instruments - 0.5%
Brightpoint, Inc. (a)	5,906	83,983
Semiconductor & Semiconductor Equipment - 1.9%
NVIDIA Corp. (a)	11,926	352,890
Software - 0.4%
Intergraph Corp. (a)	1,776	76,155
TOTAL INFORMATION TECHNOLOGY		5,265,491

MATERIALS - 5.0%
Chemicals - 5.0%
Lubrizol Corp.	10,357	473,626
Lyondell Chemical Co.	18,828	477,666
TOTAL MATERIALS		951,292

TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 0.5%
Windstream Corp.	7,129	94,032
Wireless Telecommunication Services - 2.1%
ALLTEL Corp.	7,141	396,325
TOTAL TELECOMMUNICATION SERVICES		490,357

UTILITIES - 19.3%
Electric Utilities - 8.3%
Duquesne Light Holdings, Inc.	27,318	537,072
Entergy Corp.	6,563	513,424
FirstEnergy Corp.	9,178	512,683
		1,563,179
Gas Utilities - 6.0%
Nicor, Inc.	11,479	490,842
ONEOK, Inc.	16,927	639,671
		1,130,513
Multi-Utilities - 5.0%
Energy East Corp.	19,832	470,415
SCANA Corp.	11,456	461,333
		931,748
TOTAL UTILITIES		3,625,440
TOTAL COMMON STOCKS (Cost $18,030,110)		$18,508,672

	Face	Fair
REPURCHASE AGREEMENTS - 1.6%	Amount	Value
U.S. Bank 4.100% 10/02/2006	$304,000	$304,000
Repurchase price $304,104
Collateralized by:
Federal Home Loan Mortgage Corp. Gold Pool
#G01505 5.000%, 01/01/2033
Fair Value: $75,847
Federal Home Loan Mortgage Corp. Gold Pool
#E99430 4.500%, 09/01/2018
Fair Value: $3,204
Federal National Mortgage Association Pool
#555421 5.000%, 05/01/2033
Fair Value: $7,825
Federal Home Loan Mortgage Corp.
Series #2694-UF 6.830%, 10/15/2033
Fair Value: $20,583
Federal National Mortgage Association Pool
#682318 4.500%, 09/01/2033
Fair Value: $179,381
Federal National Mortgage Association Pool
#729590 4.500%, 07/01/2018
Fair Value: $23,231
TOTAL REPURCHASE AGREEMENTS (Cost $304,000)		$304,000

Total Investments (Cost $18,334,110) (b) - 99.9%		$18,812,672
Other Assets in Excess of Liabilities - 0.1%		13,622
TOTAL NET ASSETS - 100.0%		$18,826,294

Percentages are stated as a percent of net assets.

(a) Non Income Producing.
(b) Represents cost for financial reporting purposes, which differs from cost basis for Federal income tax purposes. See also Note 3 of the Notes to the Schedule of Investments.

Ohio National Fund, Inc                                                                             September 30, 2006
Notes to the Schedule of Investments
(Unaudited)

(1)	Organization

Ohio National Fund, Inc. (the "Fund") is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Fund consists of twenty three separate investment portfolios (the “Portfolios”) that seek the following objectives:

▪	Equity Portfolio - Long-term growth of capital by investing primarily in common stocks or other equity securities.

▪	Money Market Portfolio - Maximum current income consistent with preservation of capital and liquidity by investing in high quality money market instruments.

▪
Bond Portfolio - High level of income and opportunity for capital appreciation consistent with preservation of capital by investing primarily in intermediate-term and long-term fixed income securities.

▪	Omni Portfolio - High level of long-term total return consistent with preservation of capital by investing in stocks, bonds, and money market instruments.

▪	International Portfolio - Total return on assets by investing primarily in equity securities of foreign companies.

▪
Capital Appreciation Portfolio - Long term capital growth by investing primarily in common stocks of established companies with either current or emerging earnings growth not fully appreciated or recognized by the market.

▪	Millennium Portfolio (formerly the Discovery Portfolio)- Maximum capital growth by investing primarily in common stocks of small sized companies.

▪
International Small Company Portfolio - Long-term growth of capital by investing primarily in equity securities of foreign companies having a market capitalization at time of purchase of $5 billion or less.

▪	Aggressive Growth Portfolio - Long-term capital growth by investing primarily in equity securities with attractive growth opportunities.

▪
Small Cap Growth Portfolio - Long-term capital appreciation by investing in stocks of small companies with strong business franchises and competitive positions that generate rapidly rising earnings or profits.

▪
Mid Cap Opportunity Portfolio - Long-term total return by investing in equity and debt securities focusing on small- and mid-cap companies that offer potential for capital appreciation, current income, or both.

▪	S&P 500 Index Portfolio - Total return that approximates that of the Standard & Poor's 500 Index ("S&P 500").

▪	Blue Chip Portfolio - Growth of capital and income by investing primarily in securities of high quality companies.

▪
High Income Bond Portfolio - High current income by investing primarily in lower rated corporate debt obligations commonly referred to as "junk bonds". The Portfolio's investments are generally rated Baa or lower by Moody's, or BBB or lower by Standard & Poor’s or Fitch.

▪	Capital Growth Portfolio - Long-term capital appreciation by investing in and actively managing equity securities in small cap growth companies.

▪
Nasdaq-100 Index Portfolio - Long-term growth of capital by investing primarily in stocks that are included in the Nasdaq 100 Index. Unlike the other Portfolios, the Nasdaq-100 Index Portfolio is a non-diversified portfolio.

▪	Bristol Portfolio - Long-term growth of capital by investing primarily in common stocks of the 1,000 largest publicly traded U.S. companies in terms of market capitalization.

▪
Bryton Growth Portfolio - Long-term growth of capital by investing primarily in common stocks of growth-oriented U.S. companies smaller than the 500 largest publicly traded U.S. companies in terms of market capitalization.

▪	U.S. Equity Portfolio - Capital appreciation with a secondary objective of capital preservation to provide long term growth by investing within under-priced sectors and industries.

▪	Balanced Portfolio - Capital appreciation and income by investing within under-priced sectors and industries while maintaining a minimum of 25% of its assets in fixed income securities.

▪	Covered Call Portfolio - Modest capital appreciation by investing within under-priced sectors and industries and maximization of realized gains from writing covered call options.

▪	Target VIP Portfolio - Above average total return by investing in the common stocks of companies which are identified by a model that applies separate uniquely specialized strategies.

▪	Target Equity/Income Portfolio - Above average total return by investing in the common stocks of companies which are identified by a model that applies separate uniquely specialized strategies.

Additional detail regarding portfolio-specific objectives, policies, and investment strategies is provided in the prospectus and Statement of Additional Information (“SAI”) of Ohio National Fund, Inc. There are no assurances these objectives will be met. Each Portfolio, except the Nasdaq-100 Index Portfolio, is classified as a diversified fund.

At present, the Fund sells its shares only to separate accounts of The Ohio National Life Insurance Company (“ONLIC”), Ohio National Life Assurance Corporation (“ONLAC”), and National Security Life and Annuity Company (“NSLA”) to support certain benefits under variable contracts issued by those entities. In the future, Fund shares may be used for other purposes but, unless there is a change in applicable law, they will not be sold directly to the public.

Interest in each Portfolio is represented by a separate class of the Fund’s capital stock, par value $1. Each class represents an undivided interest in the assets of the Portfolio corresponding to that class. Each share of a Portfolio may participate equally in the Portfolio’s dividends, distributions, net assets, and voting matters.

The Fund is authorized to issue 350 million of its capital shares, of which 340 million have been allocated to specific Portfolios of the Fund. 30 million shares are allocated to each of the Equity, Money Market, International, and S&P 500 Index Portfolios, 20 million shares are allocated to each of the Bond, Omni and Capital Appreciation Portfolios, and 10 million shares are allocated to each of the other Portfolios. The Fund’s Board of Directors (the “Board”) periodically reallocates total authorized shares to various Portfolios of the Fund as deemed necessary.

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund. However, based on experience, the risk of loss to the Fund is expected to be remote.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation
Investments are valued using pricing procedures approved by the Board.

All investments in the Money Market Portfolio are valued at amortized cost in accordance with Rule 2a-7 of the 1940 Act. Should the money market component of the Omni Portfolio maintain a dollar-weighted average maturity of 120 days or less and have no maturities greater than one year, such money market component of the Omni Portfolio will be valued at amortized cost. In all Portfolios of the Fund, fixed income instruments that mature in sixty days or less are consistently valued at amortized cost. Amortized cost valuation involves valuing a security at its cost initially and thereafter amortizing to maturity any discounts or premiums on the level-yield method, regardless of the impact of fluctuating market interest rates on the fair value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolios would receive if a security were sold.

Investments, other than those securities aforementioned, are valued as follows:

Domestic equity securities that are traded on U.S. exchanges, with the exception of options, are valued at the daily closing price on the exchange on which each security is principally traded. Option securities are currently valued on a composite price basis. Over-the-counter domestic equity securities are valued at the last sale price reported daily as of 4:00 pm Eastern Time. If, on a particular day, a domestic equity security is not traded, the mean between the bid and ask prices reported at 4:00 pm Eastern Time will generally be used for valuation purposes. The principal sources for market quotations are independent national pricing services that have been approved by the Board.

Fixed income securities with a remaining maturity exceeding sixty days, other than U.S. Government and agency securities, are valued using specific market quotations or a matrix method provided by independent pricing services approved by the Board. If such information is unavailable, the mean between the daily close bid and ask prices is used. U.S. Government and agency securities are valued at the mean between the daily close bid and ask prices.

Repurchase agreements are valued at original cost.

Some investments for which market quotations are not readily available, typically restricted and/or illiquid securities, are valued at estimated fair market value using methods determined in good faith by the Fund’s Pricing Committee under the supervision of the Board.

Foreign equity securities are initially priced at the last sale price at the close of the exchange on which a security is primarily traded. Securities not traded on a particular day are valued at the mean between the last reported bid and the ask quotes at daily close, or the last sale price when appropriate. Non-traded foreign equity securities are priced on last trades or at the mean value between the daily close bid and ask quotes where readily available. The principal sources for market quotations are independent national pricing services that have been approved by the Board.

Securities that are primarily traded on foreign exchanges are further subjected to fair valuation pricing procedures provided by an independent fair valuation service. The service provides data that can be used to estimate the price of a foreign issue that would prevail in a liquid market given market information available daily at 4:00 pm Eastern Time. Multiple factors may be considered in performing this valuation, including an issue’s local close price, relevant general and sector indices, currency fluctuations, and pricing of related ADRs, NY registered shares, iShares, and futures. The assumptions selected by the Fund that are used in the valuation include a zero-basis trigger using the S&P 500 Index and a 75% confidence interval. These assumptions result in the performance of the pricing procedures each day there is a change in the S&P 500 Index from the time of local close to the 4:00 pm Eastern Time U.S. market close for each individual security for which there is a fairly large degree of certainty that the local close price is not the liquid market price at the time of U.S. market close. Backtesting analysis is performed on a quarterly basis to monitor the effectiveness of these procedures. The testing is reviewed by the management of the Fund as well as the Fund’s Board. Prior results have indicated that the fair value procedures have been effective in reaching valuation objectives.

The differences between the aggregate cost and fair market values of investments are reflected as unrealized appreciation or unrealized depreciation.

Foreign Securities and Currency

The books and records of all the Portfolios are maintained in U.S. dollars. All investments and cash quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates provided by an independent source. These exchange rates are currently determined daily at 4:00 pm Eastern Time. Purchases and sales of foreign-denominated investments are recorded at rates of exchange prevailing on the respective dates of such transactions. Events that could impact the exchange rates may occur between the time at which the exchange rates are determined and the time the Portfolios’ net assets are valued. For those Portfolios holding foreign investments, the computation of the respective net asset value would not include the impact of such events. If such events are detected and are determined to materially affect the currency exchange rates during such time period, the securities are valued at their estimated fair value as determined in good faith by the Fund’s Pricing Committee under the supervision of the Board.

The Fund may not fully isolate that portion of the results of operations resulting from changes in foreign exchange rates from fluctuations arising from changes in market prices on foreign currency-denominated investments. However, for tax purposes, the Fund does fully isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon sale or maturity of such investments to the extent required by Federal income tax regulations.

All Portfolios of the Fund, other than the Target VIP and Target Equity/Income Portfolios, may invest in securities of foreign issuers, although foreign securities purchased by the Money Market Portfolio must be denominated in U.S. dollars and held in custody in the United States of America. The International and International Small Company Portfolios may be invested entirely in foreign securities. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that could adversely affect capital investment within those countries.

Options

Each Portfolio, other than the Money Market Portfolio, for hedging purposes, may (a) write call options traded on a registered national securities exchange if such Portfolio owns the underlying securities subject to such options, and purchase call options for the purpose of closing out positions it has written, (b) purchase put options on securities owned, and sell such options in order to close its positions in put options, (c) purchase and sell financial futures and options thereon, and (d) purchase and sell financial index options; provided, however, that no option or futures contract shall be purchased or sold if, as a result, more than one-third of the total assets of the Portfolio would be hedged by options or futures contracts, and no more than 5% of any Portfolio's total assets, at fair value, may be used for premiums on open options and initial margin deposits on futures contracts. The S&P 500 Index and Covered Call Portfolios are not subject to the above limitations, as these Portfolios may engage in the purchase or selling of put or call options in accordance with the Portfolios’ stated investment objectives. Options are recorded at fair value, and the related realized and unrealized gains and losses are included in the Statements of Operations, if any. The Portfolios making use of options bear the market risk of an unfavorable change in the price of securities or indices underlying the options and are subject to the risk that the options will expire before being exercised. A further risk associated with investing in options is that there may not be enough buyers and sellers in the market to permit a Portfolio to close a position. To limit the risk, a Portfolio will invest only where there is an established market.

Futures Contracts

Each Portfolio, other than the Money Market Portfolio may, for hedging purposes, purchase and sell financial futures contracts. Futures contracts are used for the purpose of hedging its existing Portfolio securities, or securities that the Portfolio intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, a Portfolio is required to pledge to the broker an amount of cash, commercial paper, or receivables for securities sold equal to a percentage of the contract amount, known as the initial margin deposit. Subsequent payments, known as "variation margin", are made or received by the Portfolios each day, depending on the daily fluctuations in the fair value of the underlying security. The Portfolios recognize a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Portfolios may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts interest rates, and the underlying hedged assets. A further risk associated with investing in futures contracts is that there may not be enough buyers and sellers in the market to permit a Portfolio to close a position when it wants to do so. To limit the risk, a Portfolio will invest only where there is an established market.

The S&P 500 Index Portfolio may purchase or sell stock index futures contracts, and options thereon, and the Nasdaq-100 Index Portfolio may purchase or sell derivative securities designed to replicate the Nasdaq-100 Index in accordance with their stated investment objectives.

Foreign Currency Contracts, Futures, and Options

In order to hedge against changes in the exchange rates of foreign currencies in relation to the U.S. dollar, each Portfolio, other than the Money Market Portfolio, may engage in forward foreign currency exchange contracts, foreign currency options, and foreign currency futures contracts in connection with the purchase, sale or ownership of a specific security. Buyers and sellers of foreign currency options and futures contracts are subject to the same risks previously described for options and futures, generally. A forward contract involves an obligation to purchase or sell a foreign currency at a future date, at a negotiated rate. These contracts are recorded at fair value, and the related realized and unrealized foreign exchange gains and losses are included in the statement of operations. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, the Portfolios could be exposed to foreign currency fluctuations. The use of foreign currency hedging transactions might not successfully protect a Portfolio against a loss resulting from the movements of foreign currency in relation to the U.S. dollar and do not eliminate fluctuations in the prices of other securities.

Repurchase Agreements

The Portfolios routinely acquire repurchase agreements from member banks of the Federal Reserve System which are deemed creditworthy under guidelines approved by the Board, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by a Portfolio plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying Portfolio securities. The maturities of these instruments vary from overnight to one week. The seller, under a repurchase agreement, is required to maintain as collateral for the repurchase transaction securities in which the Portfolio has a perfected security interest with a value not less than 100% of the repurchase price (including accrued interest). The Fund only pays for such securities upon physical delivery or evidence of book entry transfer to the account of the Fund through its custodian.

Restricted and Illiquid Securities

Restricted securities are those securities purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (“the 1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. 144A securities are issued by corporations without registration in reliance on 1933 Act provisions allowing for the private resale of unregistered securities to qualified institutional buyers. Section 4(2) commercial paper is issued pursuant to section 4(2) of the 1933 Act which exempts an issue from registration. This paper is used to finance non-current transactions, such as acquisitions, stock repurchase programs, and other long-term assets. Investments by a Portfolio in Rule 144A and 4(2) securities could have the effect of decreasing the liquidity of the Portfolio during any period in which qualified institutional investors were no longer interested in purchasing these securities.

Typically, the restricted securities noted above are not considered illiquid. The criteria used to determine if a restricted security is illiquid includes frequency of trades and quotes, available dealers willing to make transactions, availability of market makers in the security, and the nature of the security and its trades. The Money Market, Bond, and Omni Portfolios may invest up to 10% of assets in illiquid securities. Each of the other Portfolios of the Fund may invest up to 15% of its assets in illiquid securities.

Borrowing and Securities Lending

Certain Portfolios in the Fund are allowed to borrow for investment purposes. Borrowing would generally be unsecured, except to the extent the Portfolios enter into reverse repurchase agreements. The 1940 Act requires the Portfolios to maintain continuous asset coverage equal to three times the amount borrowed. No borrowing was conducted by the Fund during the period ended September 30, 2006.

All Portfolios, with the exception of the Money Market Portfolio, are able to lend securities if the loan is adequately secured, is immediately callable and allows for all interest and dividend payments; and the aggregate value of securities loaned does not exceed one third of the total assets. There were no Fund securities lent during the period ended September 30, 2006.

Investment Transactions and Related Income

For financial reporting purposes, investment transactions are accounted for on a trade date basis. For purposes of executing separate account shareholder transactions in the normal course of business, however, the Fund investment transactions are recorded no later than the first calculation on the first business day following the trade date in accordance with Rule 2a-4 of the 1940 Act. Accordingly, certain differences between the net asset values for financial reporting and for executing separate account shareholder transactions may arise. Dividend income is recognized on the ex-dividend date, except in the case of those Portfolios holding foreign securities, in which dividends are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends. Interest income is accrued daily as earned and includes the amortization of premium and accretion of discount. Net realized gain or loss on investments and foreign exchange transactions are determined using the specific identification method.

(3)	Federal Income Tax Information

Cost basis for Federal income tax purposes differs from the cost basis for financial reporting purposes. The table below details the unrealized appreciation (depreciation) and aggregate cost of securities at September 30, 2006 for Federal income tax purposes.

	Equity	Bond	Omni	International	Capital Appreciation	Millennium
Gross unrealized:
Appreciation	$164,077,455	$2,698,482	$3,020,206	$30,828,625	$21,326,513	$4,730,896
Depreciation	(48,841,517)	(1,620,217)	(1,868,519)	(7,571,229)	(8,173,317)	(2,880,639)
Net unrealized: Appreciation (depreciation)	$115,235,938	$1,078,265	$1,151,687	$23,257,396	$13,153,196	$1,850,257
Aggregate cost of securities:	$387,104,572	$162,682,521	$63,350,229	$268,892,792	$197,481,221	$60,104,764

	International Small Company	Aggressive Growth	Small Cap Growth	Mid Cap Opportunity	S&P 500 Index	Blue Chip
Gross unrealized:
Appreciation	$15,331,028	$1,976,188	$2,515,859	$8,728,101	$42,142,821	$3,426,586
Depreciation	(760,985)	(441,859)	(1,201,764)	(2,604,434)	(20,639,933)	(583,993)
Net unrealized: Appreciation (depreciation)	$14,570,043	$1,534,329	$1,314,095	$6,123,667	$21,502,888	$2,842,593
Aggregate cost of securities:	$51,507,839	$15,099,983	$15,718,289	$80,286,440	$154,521,326	$227,294,985

	High Income Bond	Capital Growth	Nasdaq-100 Index	Bristol	Bryton Growth	U.S. Equity
Gross unrealized:
Appreciation	$1,667,185	$7,282,759	$6,649,013	$2,899,915	$1,413,483	$1,364,951
Depreciation	(1,050,234)	(1,249,917)	(5,491,091)	(1,285,685)	(1,414,916)	(173,596)
Net unrealized: Appreciation (depreciation)	$616,951	$6,032,842	$1,157,922	$1,614,230	($1,433)	$1,191,355
Aggregate cost of securities:	$66,722,725	$22,257,576	$41,144,906	$50,825,646	$21,399,201	$18,609,958

	Balanced	Covered Call	Target VIP	Target Equity/Income
Gross unrealized:
Appreciation	$505,267	$418,704	$545,156	$1,176,424
Depreciation	(62,087)	(92,933)	(263,670)	(697,863)
Net unrealized: Appreciation (depreciation)	$443,180	$325,771	$281,486	$478,561
Aggregate cost of securities:	$6,377,938	$5,480,432	$7,457,004	$18,334,111

(4) Foreign currency contract

At September 30, 2006, the International Portfolio had one outstanding foreign currency contract commitment as follows:

Date of contract	Exchange date	Currency to receive	Currency to deliver	Contract at value	Unrealized Depreciation

May 3, 2006	November 6, 2006	9,462,835 Euros	$12,115,836	$12,015,591	($100,245)

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ohio National Fund, Inc.

By: /s/ John J. Palmer
John J. Palmer
President and Director

Date:  November 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John J. Palmer
John J. Palmer
President and Director

Date:  November 22, 2006

By: /s/ R. Todd Brockman
R. Todd Brockman
Treasurer

Date:  November 22, 2006